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As filed with the Securities and Exchange Commission on April 17, 2006

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Registration No. 333-86231/811-9115

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	( )

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POST-EFFECTIVE AMENDMENT NO.	10	(X)

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and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 6	(X)
(Check appropriate box or boxes)

SEPARATE ACCOUNT VUL-A
(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY
(Name of Depositor)
4333 Edgewood Road, NE
Cedar Rapids, IA 52499
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code:
(800) 327-7754

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Arthur D. Woods, Esq.
Vice President and Senior Counsel

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Transamerica Life Insurance Company
570 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)

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X on	May 1, 2006	, pursuant to paragraph (b)

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60 days after filing pursuant to paragraph (a)(1)
on	(date)	, pursuant to paragraph (a)(1)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

FOR LEGACY BUILDER PLUS

PROSPECTUS

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May 1, 2006

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Legacy Builder Plus

Flexible Premium Variable Life

Insurance Policy

issued by

Separate Account VUL-A

And

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(800) 525-6205

Transamerica Life Insurance Company is offering Legacy Builder Plus (the “Policy”), the flexible premium variable life insurance policy described in this prospectus. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own.

You can allocate your Cash Value to:

?

•	the Separate Account VUL-A (the “variable account”), which invests in the portfolios listed on this page; or
•	a fixed account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the variable account must accompany this prospectus. Please read these documents before investing and save them for future reference.

The Policy generally will be a “modified endowment contract” for federal income tax purposes. This means all loans, surrenders and partial surrenders are treated first as distributions of taxable income, and then as a return of basis. All these distributions generally are subject to a 10% penalty tax, if taken before you reach age 59 ½.

The available portfolios are:

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	AEGON/Transamerica Series Trust (“Series Fund”) – Initial Class		Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA
	Janus Growth		Oppenheimer Global Securities Fund/VA
	Transamerica Equity		Oppenheimer High Income Fund/VA
	Van Kampen Mid-Cap Growth		Oppenheimer Main Street Fund/VA
	AIM Variable Insurance Funds - Series I Shares		Oppenheimer Strategic Bond Fund/VA
	AIM V.I. Capital Appreciation Fund		Variable Insurance Products Funds (VIP) – Service Class 2
AIM V.I. Core Equity Fund
	AIM VI Government Securities Fund		Fidelity VIP Balanced Portfolio
	Dreyfus Stock Index Fund - Initial Class		Fidelity VIP Contrafund® Portfolio
	Dreyfus Variable Investment Fund		Fidelity VIP Equity-Income Portfolio
	Dreyfus VIF - Money Market Portfolio		Fidelity VIP Growth Portfolio
	Dreyfus Variable Investment Fund - Initial Class		Fidelity VIP Growth & Income Portfolio
	Dreyfus VIF - Small Company Stock Portfolio		Fidelity VIP High Income Portfolio
	MFS® Variable Insurance TrustSM		Fidelity VIP Investment Grade Bond Portfolio
	MFS Emerging Growth Series		Fidelity VIP Mid Cap Portfolio
MFS Research Series
MFS Total Return Series
MFS Utilities Series

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Please note that the Policies and the portfolios:
• are not bank deposits
• are not federally insured
• are not endorsed by any bank or government agency
• are not guaranteed to achieve their goals
• are subject to risks, including loss of the amount invested.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase the Policy or to take withdrawals from another policy you own to make premium payments under the Policy.

The Securities and Exchange Commission has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Policy Benefits/Risks Summary	1
Policy Benefits	1
The Policy in General	1
Flexible Premiums	1
Variable Death Benefit	1
No Lapse Guarantee	2
Cash Value	2
Transfers	2
Loans	2
Partial Surrenders and Full Surrenders	3
Policy Risks	3
Risk of an Increase in Current Fees and Expenses	3
Investment Risks	3
Risk of Lapse	3
Tax Risks	4
Loan Risks	4
Portfolio Risks	4
Fee Tables	4
Range of Expenses for the Portfolios	6
Transamerica, the Variable Account, the Fixed Account and the Portfolios	7
Transamerica Life Insurance Company	7
The Variable Account	7
The Fixed Account	8
The Portfolios	8
Selection of Underlying Portfolios	10
Addition, Deletion, or Substitution of Portfolios	11
Your Right to Vote Portfolio Shares	11
Charges and Deductions	11
Premium Expense Charge	12
Monthly Deduction	12
Daily Charge	13
Surrender Charge	13
Partial Surrender Charge	13
Loan Interest Spread	14
Transfer Charge	14
Rider Charges	14
Portfolio Expenses	14
Revenue We Receive	14
Redemption Fees	16
The Policy	16
Ownership Rights	16
Modifying the Policy	16
Purchasing a Policy	16
Tax-Free “Section 1035” Exchanges	17
When Insurance Coverage Takes Effect	17
Canceling a Policy (Free-Look Period)	17
Policy Features	17
Premiums	17
Allocating Premiums	17
Premium Payments	18
Transfers	18
General	18
Telephone Transfer Privileges	19
Disruptive Trading and Market Timing	19
Dollar Cost Averaging	22
Asset Rebalancing Program	22

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Policy Values	23
Cash Value	23
Growth Accelerator	23
Cash Surrender Value	23
Subaccount Value	23
Unit Value	24
Fixed Account Value	24
Death Benefit	24
Death Benefit	24
Accelerated Death Benefit Rider	25
Payment Options	26
Terminal Illness Accelerated Death Benefit Rider	26
Full and Partial Surrenders	26
Full Surrenders	26
Partial Surrenders	26
Loans	27
General	27
Fixed Account Policy Loan	27
Collateral	27
Interest Rate	28
Variable Interest Policy Loan	28
Collateral	28
Interest Rate	29
Policy Lapse and Reinstatement	29
Lapse	29
Reinstatement	29
Federal Tax Considerations	30
Tax Status of the Policy	30
Tax Treatment of Policy Benefits	30
Other Policy Information	32
Extending the Maturity Date	32
Payments We Make	33
Split Dollar Arrangements	33
Policy Termination	34
Riders	34
Additional Information	34
Sale of the Policies	34
Associate Policies	36
Legal Proceedings	36
Financial Statements	36
Table of Contents of the Statement of Additional Information	37
Glossary	38
Prospectus Back Cover	40
Personalized Illustrations of Policy Benefits	40
Inquiries	40

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Policy Benefits/Risks Summary

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•

The Legacy Builder Plus is a flexible premium variable life insurance policy. The Policy gives you the potential for long-term insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy’s Cash Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the Fixed Account, and the effects of any Policy transactions (such as transfers, loans and partial surrenders).

•

The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle. There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge that applies during the first six (6) Policy years.

•

Fixed Account. You may place money in the basic fixed account where it earns interest at an annual rate of at least 3%. We may declare a higher rate of interest, but we are not obligated to do so. The fixed account is part of our general account.

•

Variable Account. You may allocate the money in your Policy to any of the subaccounts of the variable account. We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

•	Supplemental Benefits (Riders). Supplemental riders, such as the Accelerated Death Benefit Rider, are available under the Policy. We will assess additional charges for certain of these riders.

Flexible Premiums

•

You can select a premium payment plan, but you are not required to pay premiums according to the plan. You can vary the frequency and amount, and can skip premium payments. We will not accept any premiums after the insured reaches age 100. In general, the minimum initial premium is $10,000, and the minimum additional premium is $5,000.

•

Once we issue your Policy, the free look period begins. The free look period is the period when you may return the Policy and receive a refund. The length of the free look period and amount of the refund varies by state. The front cover of your Policy shows the applicable free look period.

Variable Death Benefit

•	While the Policy is in force, the death benefit is the greater of: (1) the Basic Death Benefit; or (2) the Guaranteed Minimum Death Benefit (“GMDB”).
•

Basic Death Benefit: The Basic Death Benefit is equal to the Cash Value divided by the net single premium. The net single premium is calculated using guaranteed cost of insurance charges with a 4% interest rate. The Basic Death Benefit will change monthly due to changes in the Cash Value. The net single premium will change annually. We will reduce the death benefit proceeds by any outstanding loan, any accrued loan interest, any monthly deductions due, and any payments under the Accelerated Death Benefit Rider.

•

Guaranteed Minimum Death Benefit: The GMDB is the greater of premiums paid or highest Cash Value on a Policy anniversary before the Insured’s age 75 (both adjusted for partial surrenders). At the Insured’s age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders. If the Policy has an outstanding loan, the GMDB will not apply. The death benefit will be the Basic Death Benefit. The GMDB will be reinstated, however, if the Policy loan is fully repaid.

•	Under current tax laws, the death benefit generally should be U.S. income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.

1

•

The Owner may exercise the Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Accelerated Death Benefit Rider accelerates payment of a portion of the death benefit under the Policy that may be payable monthly to the Owner as reimbursement of actual charges incurred by the Insured for long-term care. We believe the benefit paid under this rider is generally not subject to tax. However, various factors such as certain business uses of the rider or the amount of other long-term care insurance on the Insured may cause the benefit to be taxable. You should consult your tax advisor.

•

You may also exercise the Terminal Illness Accelerated Death Benefit Rider, if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months). There is no charge for the Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor.

No Lapse Guarantee

•

If you have no outstanding loans, then we guarantee that your Policy will never lapse. If you do have an outstanding loan, your Policy will enter a 61-day grace period whenever the loan amount exceeds the Cash Value minus any surrender charge. The loan amount is the total amount of all outstanding Policy loans, including principal and interest due. In addition, if a Policy loan is outstanding, then your Policy will enter a 61-day grace period whenever the Cash Surrender Value on any Monthly Date is insufficient to cover the monthly deductions then due. If either occurs, then your Policy will terminate without value unless you make a sufficient payment during the grace period.

Cash Value

•	Cash Value equals the sum of all values in the Fixed Account (including any amounts held in the Fixed Account to secure any loans) and in each subaccount of the Variable Account.
•	Cash Value is the starting point for calculating important values under the Policy, such as the Cash Surrender Value and the death benefit.
•

Growth Accelerator: At the end of each month in any Policy year, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

	>	Cash Value is greater than 200% of the total premiums paid; and
	>	Cash Value exceeds $50,000.

Transfers

•

Each year, you may make an unlimited number of transfers of Cash Value from the subaccounts; you may make one transfer out of the Fixed Account every twelve (12) months. However, if you have an outstanding Variable Interest Policy Loan, certain transfers between the Variable Account and the Fixed Account may be restricted.

•	Transfers from the Fixed Account each Policy year may not exceed the greater of:
> 25% of the amount in the Fixed Account; or
> $1,000.
•	We may charge $10 for the 13th and each additional transfer during a Policy year.
•	Dollar Cost Averaging and Asset Rebalancing programs are available at no additional cost.
•

We may impose restrictions on, or even eliminate the transfer privilege. For a discussion of the risks that can result from programmed, large, frequent, or short-term transfers, see our Statement of Policy on Disruptive Trading and Market Timing.

Loans

•	You may take a loan against the Policy for any amount from $500 up to 90% of the Cash Value net of surrender charge, minus any outstanding loans and interest you owe.
•

We currently charge interest on your Fixed Account Policy Loan at an annual rate of 4.5% (maximum rate of 6%). We may adjust the rate of interest charged on the Variable Interest Policy Loan at the end of a calendar quarter, subject to certain limits. Interest is due and payable at the end of each calendar quarter. Unpaid interest becomes part of the outstanding loan.

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•

You may take a Fixed Account Policy Loan (secured by the Cash Value held in the loan account, which is part of the Fixed Account), or a Variable Interest Policy Loan (secured by the Cash Value in the Fixed Account, the Variable Account or both ) as set forth by the provisions of your Policy.

•

Because the Policy is intended to be purchased with a single premium, it will likely be considered a Modified Endowment Contract (“MEC”). As a result, federal income taxes and a penalty tax may apply to loans you take against the Policy. If the Policy is not a MEC, Policy loans will not be taxable when taken, but could have adverse tax consequences on the surrender or lapse of the Policy.

•	The “no lapse guarantee” does not apply if there is an outstanding loan.

Partial Surrenders and Full Surrenders

•	Partial Surrender. You may make a written request to withdraw part of the Cash Surrender Value, subject to the following rules:
> you must request at least $500 and the remaining Cash Surrender Value following a withdrawal may not be less than $5,000.
•

During the first Policy year, any amount you surrender is subject to a 7% surrender charge. After the first Policy year, you may surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We impose a 7% surrender charge on the portion of any surrender that exceeds the gain in the Policy and is attributable to a premium paid within the six years prior to the surrender.

•	A partial surrender automatically causes a pro-rata reduction in the death benefit.
•	A partial surrender reduces the Cash Surrender Value, so it will increase the risk that the Policy will lapse.
•

Full Surrender. At any time while the Policy is in force, you may make a written request to surrender your Policy. Life insurance coverage will end. You will receive the Cash Surrender Value (that is, the Cash Value minus any surrender charge, and minus any outstanding loan amount including any accrued interest).

•	Federal income taxes may apply to partial surrenders and full surrenders. If the Policy is a MEC, a penalty tax may also apply.

Policy Risks

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses currently are assessed at less than their guaranteed (that is, maximum) levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Investment Risks

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If you invest your Cash Value in one or more subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value unless you pay additional premium. If you allocate premiums to the Fixed Account, then we credit your Cash Value with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

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Risk of Lapse

If you do not have an outstanding loan, we guarantee that your Policy will never lapse (terminate without value), regardless of investment performance. If you have an outstanding loan and your Cash Surrender Value becomes zero, or if on a Monthly Date the Cash Surrender Value is insufficient to cover the entire monthly deduction then due, then the Policy will enter a 61-day grace period.

Whenever your Policy enters the grace period, your Policy will lapse, insurance coverage will no longer be in effect, and you will receive no benefits unless you pay additional premiums. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans. You might not be able to reinstate a policy that has lapsed (depending on applicable state law). A Policy lapse may have adverse tax consequences.

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If you have an outstanding Policy loan and make a partial surrender, you will increase the risk of lapse. Before you take a Policy loan or make a withdrawal, you should carefully consider the effect your actions will have on the no lapse guarantee.

Tax Risks

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We anticipate that the Policy should be deemed a life insurance contract under federal tax law and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, there is some uncertainty in this regard. The Policy generally will be treated as a MEC under federal tax laws (except in some cases for a Policy issued in exchange for another life insurance policy that was not a MEC). If a Policy is treated as a MEC, then full surrenders, partial surrenders, and loans under a Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, if the Policy is a MEC, a 10% penalty tax may be imposed on the taxable portion of full surrenders, partial surrenders, assignments, pledges, and loans taken before you reach age 59½. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

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Loan Risks

A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and Cash Surrender Value by the amount of the outstanding loans, plus any interest you owe on the Policy loans.

While a loan is outstanding, the “no lapse guarantee” does not apply.

A Policy loan could make it more likely that a Policy would terminate without value. There is a risk that if the loan reduces your Cash Surrender Value to too low an amount and investment results are unfavorable, then the Policy will lapse, resulting in loss of insurance and possibly adverse tax consequences. If the Policy is a MEC, a loan will likely be taxed as a partial surrender and a 10% penalty may apply.

A Fixed Account Policy loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the loan from the subaccounts and fixed account as collateral. We then credit a fixed interest rate of 3.0% to the collateral in the loan account. As a result, the loan collateral does not participate in the investment results of the subaccounts nor does it receive any higher current interest rate credited to the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning or surrendering the Policy. If the amount of a charge depends on the personal characteristics of the Insured or the Owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative Insured with the characteristics set forth below. These charges may not be representative of the charges you will pay.

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The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making partial surrenders from the Policy or transferring Policy Cash Value among the subaccounts and the fixed account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge: Premium Expense Charge[1]	Upon payment of each premium	0-3.5% of each premium payment	0-3.5% of each premium payment
Partial Surrender Charge[2]	Upon each withdrawal during the first Policy year and in Policy years 2+ on the portion of any withdrawal that exceeds the Policy’s gain	First Policy year - 7.0% of the amount withdrawn	First Policy year - 7.0% of the amount withdrawn
Surrender Charge	Upon full surrender of the Policy during the 6 years after a premium payment	7% of all premiums paid during the 6 years before surrender	7% of all premiums paid during the 6 years before surrender
Transfer Charge[3]	Upon transfer	$10 for each transfer in excess of 12 per Policy year	None
Terminal Illness Accelerated Death Benefit Rider	When rider is exercised	Discount Factor[4]	Discount Factor[4]

The table below describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly on the Policy Date and on each Monthly Date
Monthly Administrative Charge[5]		$2.50	$2.50
Monthly Asset Based Charge	During the first 10 Policy years, monthly on the Policy Date and on each Monthly Date	0.55% (annually) of assets in variable account	0.55% (annually) of assets in variable account

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1 Premium expense charge is equal to the premium tax rate, if any, imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to a maximum of 3.50% of each premium payment.

2 After the first Policy year, 7% on the portion of any withdrawal that exceeds the Policy gain and is attributable to a premium paid within 6 years prior to withdrawal.

3 We guarantee that the first 12 transfers in a Policy year are free. We currently do not charge for transfers in excess of 12 per Policy year, but we reserve the right to charge $10 for each transfer after 12 per Policy year.

4 We reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit.

5 This charge is not assessed if the Cash Value at the beginning of a Policy year is greater than $50,000.

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Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance[6] (Without Extra Ratings7)	Monthly on the Policy Date and on each Monthly Date
•Minimum Charge[8]		$0.10 per $1,000 of net amount at risk per month[10]	$0.08 per $1,000 of net amount at risk per month[10]
•Maximum Charge[9]		$15.13 per $1,000 of net amount at risk per month[10]	$15.13 per $1,000 of net amount at risk per month[10]
•Charge for a (male insured, issue age 70, Approved Preferred non-tobacco class, Policy Year 1)		$3.04 per $1,000 of net amount at risk per month[10]	$1.58 per $1,000 of net amount at risk per month[10]
Daily Charge	Daily	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested
Loan Interest Spread for Fixed Account Policy Loan[11]	At the end of each calendar quarter, or earlier if applicable[12]	3.00%	1.50%
Loan Interest Spread for Variable Interest Policy Loan[13]	At the end of each calendar quarter, or earlier, if applicable	Variable interest rate tied, in part, to a bond index	Variable interest rate tied, in part, to a bond index
Optional Rider Charges
Accelerated Death Benefit Rider	Upon payment of premium	3% of premium paid	3% of premium paid

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For information concerning compensation paid for the sale of the Policy, see “Sale of the Policies.”

Range of Expenses for the Portfolios1

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The next table shows the lowest and highest total operating expenses charged by the portfolios during the fiscal year ended December 31, 2005. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

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_________________________

6 Cost of insurance rates vary based on the Insured’s age, gender and risk class. Cost of insurance rates generally will increase each year with the age of the Insured. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy’s schedule page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.

7 We may place an Insured in a sub-standard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the Insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates up to $83.33 monthly per $1,000 of net amount at risk.

8 This minimum charge is based on an Insured with the following characteristics: Female, Issue Age 30, Approved Preferred Non-Tobacco class, Policy Year 1.

9 This maximum charge is based on an Insured with the following characteristics: Male, Issue Age 70, Approved Rated II Tobacco class, Policy Year 1.

10  The net amount at risk equals the death benefit on the Monthly Date, divided by 1.00247, minus the Cash Value on the Monthly Date.

11 The Loan Interest Spread for a Fixed Account Policy Loan is the difference between the amount of interest we charge you for a Fixed Account Policy Loan (currently, an effective annual rate of 4.50% guaranteed not to exceed 6.00%) and the amount of interest we credit to the amount in your loan reserve account (currently, an effective rate of 3.0% guaranteed to be at least an effective annual rate of 3.0%).

12 While a Policy loan is outstanding, loan interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death.

13 The interest rate for a Variable Interest Policy Loan is reset quarterly based on a formula that is tied, in part, to a bond index. There is no fixed maximum rate of interest. We do not credit interest on collateral for a Variable Interest Policy Loan that is held in the Variable Account.

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	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.52%	1.25%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)[2]	0.52%	1.25%

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1    The portfolio expenses used to prepare this table were provided to Transamerica by the funds. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.

2    The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 1 portfolio that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2007.

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Redemption Fees

A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your cash value. For more information, see the portfolio prospectus.

Transamerica, the Variable Account, the Fixed Account and the Portfolios

Transamerica Life Insurance Company

Transamerica Life Insurance Company (“Transamerica,” “Company,” “we,” “us” or “our”), located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

The Variable Account

Transamerica established the variable account as a separate investment account under Iowa law on November 20, 1998. Transamerica owns the assets in the variable account and may use assets in the variable account to support other variable life insurance policies we issue. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a “separate account” within the meaning of the federal securities laws.

The variable account is divided into subaccounts, each of which invests in shares of a specific portfolio of a mutual fund. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

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Income, gains, and losses credited to, or charged against, a subaccount of the variable account reflect the subaccount’s own investment experience and not the investment experience of our other assets. The variable account’s assets may not be used to pay any of Transamerica’s liabilities other than those arising from the Policies and other variable life insurance policies we issue that are funded through the Variable Account. If the variable account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

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Changes to the Variable Account. The variable account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. Where permitted by applicable law, Transamerica reserves the right to:

1.	Create new separate accounts;
2.	Combine separate accounts, including the variable account;
3.	Remove, combine or add subaccounts and make the new or combined subaccounts available to you at our discretion;
4.	Make new portfolios available under the variable account or remove existing portfolios;
5.

Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investment or if we determine that investment in a portfolio is no longer appropriate in light of the variable account’s purposes;

6.	Deregister the variable account under the Investment Company Act of 1940 if such registration is no longer required;

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7.	Operate the variable account as a management investment company under the Investment Company Act of 1940 or as any other form permitted by law;
8.	Make other structural and operational changes affecting the Variable Account; and
9.	Make any changes required by the Investment Company Act of 1940 or any other law.

New or substitute portfolios may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

The portfolios, which sell their shares to the Subaccounts, may discontinue offering their shares to the Subaccounts.

The Fixed Account

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The basic Fixed Account is part of Transamerica’s general account. We use general account assets to support our insurance and annuity obligations other than those funded through separate accounts. Subject to applicable law, Transamerica has sole discretion over investment of the Fixed Account’s assets. Transamerica bears the full investment risk for all amounts contributed to the Fixed Account. Transamerica guarantees that the amounts allocated to the Fixed Account will be credited interest daily at a net effective interest rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. We have no formula for determining Fixed Account interest rates in excess of the guaranteed rate nor any duration for such rates. You bear the risk that we will credit only 3% interest.

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The Dollar Cost Averaging Fixed Account. At the time you purchase a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We may declare a higher rate of interest at our sole discretion. We credit interest on the declining balance in the DCA Fixed Account. We will transfer money out of the DCA Fixed Account in equal installments over a period of 6 months (or other periods available at the time of issue) and place it in the subaccounts and basic fixed account according to your instructions. The first such transfer occurs on the Monthly Date after the Reallocation Date. In the last month of the DCA Fixed Account term, we will transfer interest accrued on the declining balance in the DCA Fixed Account.

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There is no charge for participating in the DCA Fixed Account, and transfers under this program do not count in determining any transfer charge.

We reserve the right to stop offering the DCA Fixed Account at any time for any reason.

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The Fixed Account is not registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

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The Portfolios

The variable account invests in shares of certain portfolios of the Funds. Each of the Funds is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Each portfolio’s assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio generally has no effect on the investment performance of any other portfolio. Pending any required approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

You can find more detailed information about the portfolios, including a description of the risks, in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the funds’ prospectuses carefully.

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Portfolio	Adviser and Investment Objective
Janus Growth	Janus Capital Corporation Seeks growth of capital.
Transamerica Equity	Transamerica Investment Management, LLC Seeks to maximize long-term growth.
Van Kampen Mid-Cap Growth	Van Kampen Asset Management Inc. Seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.
AIM V.I. Capital Appreciation Fund – Series I Shares	A I M Advisors, Inc. Seeks growth of capital.
AIM V.I. Core Equity Fund – Series I Shares	A I M Advisors, Inc. Seeks growth of capital with a secondary objective of current income.
AIM V.I. Government Securities Fund – Series I Shares	A I M Advisors, Inc. Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.
Dreyfus Stock Index Fund	The Dreyfus Corporation and Mellon Equity Associates Seeks to match the performance of the S&P 500®.
Dreyfus VIF – Money Market Portfolio	The Dreyfus Corporation Seeks current income, safety of principal and liquidity of investing in high quality money market instruments.
Dreyfus VIF – Small Company Stock Portfolio – Initial Class	The Dreyfus Corporation Seeks investment returns that exceed total return performance of the Russell 2500TM Stock Index by investing in stocks of small companies.
MFS Emerging Growth Series	Massachusetts Financial Services Company Seeks to provide long-term growth of capital.
MFS Research Series

Massachusetts Financial Services Company

Seeks to provide long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than-average prospects for long-term growth.

MFS Total Return Series

Massachusetts Financial Services Company

Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS Utilities Series	Massachusetts Financial Services Company Seeks capital growth and current income.
Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Funds, Inc. Seeks capital appreciation by investing in securities of well-known established companies.
Oppenheimer Global Securities Fund/VA

Oppenheimer Funds, Inc.

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer High Income Fund/VA	Oppenheimer Funds, Inc. Seeks a high level of current income from investment in high-yield fixed-income securities.
Oppenheimer Main Street Fund/VA	Oppenheimer Funds, Inc. Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

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Portfolio	Adviser and Investment Objective
Oppenheimer Strategic Bond Fund/VA	Oppenheimer Funds, Inc. Seeks a high level of current income principally derived from interest or debt securities.
Fidelity VIP Balanced Portfolio – Service Class 2	Fidelity Management & Research Company Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company Seeks long-term capital appreciation.
Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity Management & Research Company

Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index.

Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company Seeks to achieve capital appreciation.
Fidelity VIP Growth & Income Portfolio – Service Class 2	Fidelity Management & Research Company Seeks high total return through a combination of current income and capital appreciation.
Fidelity VIP High Income Portfolio – Service Class 2	Fidelity Management & Research Company Seeks a high level of current income, while also considering growth of capital.
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2	Fidelity Management & Research Company Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company Seeks long-term growth of capital.

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Transamerica Fund Advisors, Inc. (“Transamerica Advisors”), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of Transamerica, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund’s Board of Directors. For certain portfolios, Transamerica Advisors has engaged investment sub-advisers to provide portfolio management services. Transamerica Advisors and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectuses for more information regarding Transamerica Advisors and the investment sub-advisers.

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Selection of Underlying Portfolios

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The underlying portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (See “Revenue We Receive”.) We have included the Series Fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

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You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Addition, Deletion, or Substitution of Portfolios

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We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios in which the subaccounts of the Variable Account invest. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

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Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Policy Owners instruct, so long as such action is required by law.

Before a vote of a portfolio’s shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Cash Value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Policy Owners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.

Services and benefits we provide:	•	The death benefit, cash and loan benefits under the Policy
	•	Investment options, including premium allocations
	•	Administration of elective options and the distribution of reports to owners

Costs and expenses we incur:	•	Costs associated with processing and underwriting applications, issuing and administering the Policy (including any riders)
	•	Overhead and other expenses for providing services and benefits
	•	Sales and marketing expenses
	•	Other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees

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Risks we assume:	•	That the charges we may deduct are insufficient to meet our actual claims because Insureds die sooner than we estimate
	•	That the costs of providing the services and benefits under the Policies exceed the charges we deduct

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Expense Charge

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When you make a premium payment, we deduct a premium expense charge equal to the premium tax rate imposed by the Owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment. After we deduct any premium expense charge, we apply the remaining amount (the net premium) to the subaccounts and the Fixed Account according to your allocation instructions. The premium expense charge compensates us for state premium taxes.

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Monthly Deduction

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We take a monthly deduction from the Cash Value on the Policy Date and on each Monthly Date. We will make deductions from each subaccount and the Fixed Account on a pro rata basis (i.e., in the same proportion that the value in each subaccount and the Fixed Account bears to the total Cash Value on the Monthly Date). If the value of any subaccount or the Fixed Account is insufficient to pay that subaccount’s or Fixed Account’s portion of the monthly deduction, we will take the monthly deduction on a pro-rata basis from all accounts. Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

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The monthly deduction has two components:

1.	The cost of insurance charge for the Policy; plus
2.	The monthly Policy charge, if applicable.

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The rate of the charge depends on a number of variables (the Insured’s age, gender, risk class) that would cause the charge to vary from Policy to Policy and from Monthly Date to Monthly Date.

Cost of Insurance Charge

The cost of insurance charge is equal to:

•	the cost of insurance rates; multiplied by
•	the net amount at risk for your Policy on the Monthly Date.

The net amount at risk is equal to:

•	the death benefit at the beginning of the month; divided by
•

1.00247 which is a “risk rate divisor” (a factor that reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3%); minus

•	the Cash Value at the beginning of the month.

We base the cost of insurance rates on the Insured’s age, gender, and risk class. The factors that affect the net amount at risk for each segment of specified amount include the investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount). The actual monthly cost of insurance rates are based on our expectations as to future mortality experience and expenses. The actual rates we charge will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioner’s Standard Ordinary (C.S.O.) Mortality Tables (smoker/non-smoker) and the Insured’s age and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. For substandard rate classes, these rates could be higher than the

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rates in the C.S.O. tables. When required by state law, we use a unisex table.

To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the Insured’s gender, attained age, and premium class determined after underwriting. The underwriting class of the Insured will affect the cost of insurance rate. We currently place Insureds into the following underwriting classes:

•	Approved-Preferred Non-Tobacco
•	Approved Non-Tobacco
•	Approved-Rated Non-Tobacco
•	Approved-Rated II Non-Tobacco
•	Approved-Preferred Tobacco
•	Approved Tobacco
•	Approved-Rated Tobacco
•	Approved-Rated II Tobacco

Insureds in substandard underwriting classes are considered to have higher mortality risks based on our underwriting standards and guidelines, and consequently are assessed higher cost of insurance rates.

Monthly Policy Charge. We assess a monthly Policy charge to compensate us for administrative expenses such as record keeping, processing death benefit claims and Policy changes, and overhead costs. The monthly Policy charge includes two components:

(1)	a monthly administrative charge of $2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

(2)

a monthly asset based charge equal to an annual rate of 0.55% of the assets in the variable account. We deduct this charge from the assets in the variable account only during the first 10 Policy years.

Daily Charge

We deduct a daily charge from your Policy’s Cash Value in each subaccount that, together with other fees and charges, compensates us for services rendered, the expenses expected to be incurred and the risks assumed. This charge is equal to:

•	your Policy’s Cash Value in each subaccount, multiplied by
•	the daily pro rata portion of the annual mortality and expense charge rate of 0.75%.

If this charge, combined with other Policy fees and charges, does not cover our total actual costs for services rendered and expenses incurred, we absorb the loss. Conversely, if these fees and charges more than covers actual costs, the excess is added to our surplus. We expect to profit from these charges.

Surrender Charge

If you fully surrender your Policy during the first 6 years following any premium payment, we deduct a surrender charge from your Cash Value and pay the remaining amount (less any outstanding loan amount) to you. The payment you receive is called the Cash Surrender Value. The surrender charge is equal to 7% of the premium(s) that was paid within 6 years of the surrender.

The surrender charge may be significant. You should carefully calculate this charge before you request a surrender. Under some circumstances the level of surrender charges might result in no Cash Surrender Value available if you surrender your Policy in the first few years after paying a premium.

Partial Surrender Charge

You may request partial surrenders of a portion of the Cash Surrender Value; however, the entire amount surrendered in the first Policy year is subject to a 7% surrender charge. After the first Policy year, you may partially surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We deduct a 7% surrender charge on the portion of any partial surrender that exceeds the gain and is attributable to a premium paid within 6 years prior to the partial surrender. For this purpose, we deem any gain to be withdrawn first, and then the oldest premiums in the order they were paid (i.e., first-in-first-out, or “FIFO”).

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Loan Interest Spread

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You may take a Fixed Account Policy Loan (secured by Cash Value held in the loan account, which is part of the Fixed Account). For this type of loan, we currently charge you an annual interest rate on a Policy loan of 4.5% (the guaranteed maximum is 6%), payable at the end of each calendar quarter or, if earlier, the date of any loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death. We also will credit the amount in the loan reserve with interest at a guaranteed minimum effective annual rate of 3%. After offsetting the 3% interest we credit, the net cost of loans currently is 1.5% annually, and is guaranteed to be no more than 3% annually.

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You also may take a Variable Interest Policy Loan (secured by Cash Value in the Fixed Account, the Variable Account, or both). We will charge interest on Variable Interest Policy Loans while such loans are outstanding. Interest on your Variable Interest Policy Loan will be payable in arrears. We may adjust the rate of interest at the end of a calendar quarter or, if earlier, the date of any loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death. The rate will not exceed the greater of: (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rate used to determine Cash Surrender Value in the Fixed Account under the Policy during the applicable period plus one percent per year. We will notify you of the initial interest rate to be charged on the loan at the time the loan is made.

Transfer Charge

•	We guarantee that you can make 12 transfers each year free from charge. We currently allow an unlimited number of free transfers.
•	We reserve the right to charge $10 for each transfer in excess of 12 during a Policy Year. We will not increase this charge.
•	For purposes of assessing the transfer charge, each written or telephone request is considered to be one transfer, regardless of the number of subaccounts (or fixed account) affected by the transfer.
•	We deduct the transfer charge from the amount being transferred.
•	Transfers we effect on the Reallocation Date, and transfers due to dollar cost averaging, asset rebalancing, and loans, do not count as transfers for the purpose of assessing this charge.

Rider Charges

Accelerated Death Benefit Rider. Unless the state where we issued your Policy requires otherwise, we will charge an additional premium equal to 3% of the premium paid for your Policy if you purchase this rider.

Terminal Illness Accelerated Death Benefit Rider. We do not assess an administrative charge for this rider, but we do reduce the single sum benefit by a discount factor to compensate us for expected lost income from the early payment of the death benefit.

Portfolio Expenses

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The value of the net assets of each subaccount reflects the deduction of investment advisory fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. Some portfolios deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. See the portfolios’ prospectuses for further information on these fees and expenses.

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Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

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•

Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us as an administrative expense. These fees range from 0.10% to 0.40% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

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•

Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

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Incoming Payments to Western Reserve and AFSG
Fund	Maximum Fee % of assets*	Fund	Maximum Fee % of assets*
Series Fund ***	0.50%	Fidelity Variable Insurance Products Fund	0.50%**
AIM Variable Insurance Funds	0.25%	MFS Variable Insurance Trust	0.20%

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*              Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

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**	We receive this percentage once $100 million in fund shares are held by the subaccounts of Transamerica and its affiliates.

***           Since the Series Fund is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the Series Fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

•

Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the Policies, also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued and managed by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of fund assets. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the Policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Policy.

For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $3,000 to $112,000 (for a total of $605,041) from the following fund managers and/or sub-advisers to participate in TCI’s events: Saloman Brothers Asset Management, T. Rowe Price Associates, Inc., American Century Investment Management, MFS Investment Management, Mercury Advisors, Great Companies, LLC, Franklin Templeton, Evergreen Investments, Marsico Capital Management, Transamerica Investment Management, Pacific Investment Management Company LLC, Van Kampen Investments, Janus Capital Management, Jennison Associates, and Lehman Brothers/Neuberger Berman.

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Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Policies.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Sale of the Policies” in this prospectus.

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Redemption Fees

A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the portfolio and is not retained by us. The redemption fee will be deducted from your cash value. For more information on each portfolio’s redemption fee, see each portfolio’s prospectus.

The Policy

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The Policy is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the Policy issued and the general Policy description contained in this prospectus because of requirements of the state where your Policy is issued. Some of the state specific differences are included in the prospectus, but this prospectus does not include references to all state specific differences. All state specific Policy features will be described in your Policy.

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Ownership Rights

The Policy belongs to the Owner named in the application. The Owner may exercise all of the rights and options described in the Policy. The Owner is the Insured unless the application specifies a different person as the Insured. If the Owner dies before the Insured and no contingent owner is named, then ownership of the Policy will pass to the Owner’s estate. The principal rights an Owner may exercise are:

•	to designate or change beneficiaries;
•	to receive amounts payable before the death of the insured;
•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment); and
•	to change the Owner of this Policy.

No designation or change in designation of an Owner will take effect unless we receive written request thereof at our Office. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•

to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or

•

to assure continued qualification of the Policy as a life insurance contract under the Internal Revenue Code or to meet applicable requirements of federal or state laws relating to variable life policies; or

•	to reflect a change in the variable account’s operation; or
•	to provide additional subaccounts and/or fixed account options.

Purchasing a Policy

To purchase the Policy, you must submit a completed application and an initial premium to us at our Office. You may also send the application and initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy, and us.

We determine the basic death benefit for a Policy based on the age of the Insured when we issue the Policy, the initial premium paid, and other characteristics of the proposed Insured(s) such as gender and risk class.

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Generally, the Policy is available for Insureds between issue ages 30-80 for standard risk classes, and between issue ages 30-70 for non-standard risk classes. We use different underwriting standards (simplified underwriting, or full underwriting) in relation to the Policy. Cost of insurance rate charges for any Policies issued on a simplified or expedited basis may cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria. We can provide you with details as to these underwriting standards when you apply for a Policy. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right: (1) to modify our underwriting requirements at any time; or (2) to reject an application for any reason permitted by law. There is no insurance coverage until we complete our underwriting process and accept the application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current Policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

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Once we determine that the Insured meets our underwriting requirements and you have paid the initial premium, we issue the Policy, insurance coverage begins, and we begin to deduct monthly charges from your net premium. This date is the Policy Date. On the Policy Date, we will allocate your initial premium (less charges) to the fixed account. On the Reallocation Date, we will transfer your Cash Value from the fixed account to the subaccounts or maintain your Cash Value in the fixed account as you directed on your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

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Full insurance coverage under the Policy will take effect only if the proposed insured is alive and in the same condition of health as described in the application when we deliver the Policy to you.

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Canceling a Policy (Free-Look Period)

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You may cancel a Policy during the free-look period by returning it, with a written request to cancel the Policy to Transamerica at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, or to the agent who sold you the Policy. The free-look period generally expires 10 days after you receive the Policy, but this period will be longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if we never issued it. Within seven calendar days after we receive the returned Policy, we will refund either: (a) an amount equal to the Cash Value plus any charges and taxes we deducted from your premiums or from amounts you allocated to the subaccounts or to the Fixed Account; or (b) where required by state law, all premiums paid for the Policy.

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Policy Features

Premiums

Allocating Premiums

When you apply for a Policy, you must instruct us to allocate your net premium to one or more subaccounts of the variable account and to the fixed account according to the following rules:

•	You must put at least 1% of each net premium in any subaccount or the fixed account you select (you can, of course, put nothing in some subaccounts or the fixed account).
•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.

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•

You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification (or any other notification we deem satisfactory) at our Office. The change will be effective as of the Valuation Date on which we receive the change at our Office.

•	Any allocation change will be effective on the date we record the change. We record the allocation change on the same day that we receive at our Office the request for the change.
•	We reserve the right to limit the number of premium allocation changes; and to limit the number of subaccount allocations in effect at any one time.

We will credit interest on your initial net premium from the date we receive payment and the necessary documents at our Office to the Reallocation Date. Interest will be credited at the current fixed account rate. Interest is guaranteed to equal at least 3% annually.

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Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received at our Office before the New York Stock Exchange (“NYSE”) closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment at our Office after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a Valuation Date, that is, on a date the NYSE is open for trading. Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

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Investment returns from amounts allocated to the subaccounts will vary with the investment experience of these subaccounts and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

On the Policy Date, we will allocate your Cash Value to the fixed account. We also allocate any net premiums we receive from the Policy Date to the Reallocation Date to the fixed account. On the Reallocation Date, we will reallocate the Cash Value in the fixed account to the subaccounts or retain it in the fixed account in accordance with the allocation percentages provided in the application. We invest all net premiums paid after the Reallocation Date at the unit value next determined after we receive the premium at our Office or at such other office as we may designate from time to time. (Please refer to the Glossary for an explanation of the Reallocation Date.)

Premium Payments

Before we issue a Policy, you must pay an initial premium equal to at least $10,000. Thereafter, you may pay premiums at any time and in any amount of $5,000 or more. However, because most additional premium payments will increase the death benefit, we will require additional underwriting for most additional premium payments.

Your Policy’s schedule page will show the maximum additional premium you can pay during the first two Policy Years without additional underwriting. As indicated below, it is the Company’s policy to use simplified issue underwriting for these Policies. However, the Company reserves the right to impose full underwriting on future premium payments. If we return a portion of your premium based on the maximum premium amount, we will not allow you to make additional premium payments until they are allowed by the maximum premium limitations. We reserve the right to modify our premium limitations at any time. You make all premium payments to our Office or to one of our authorized agents.

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the maturity date (when the Insured reaches age 100), or the date when either (1) the Insured dies, or (2) the grace period ends without a sufficient payment, or (3) we receive your signed request to surrender the Policy.

The type of underwriting you qualify for depends upon the amount of premium paid at issue.

Transfers

General

You may make transfers from (i.e., out of) the subaccounts or from the fixed account. If you give telephone transfer privileges to your registered representative, you will be bound by any transfers he/she makes. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request at our Office. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

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•	You may make an unlimited number of transfers in a Policy Year.
•	You may request transfers in writing by sending a Written Notice to our Office or by telephone.
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For transfers out of the fixed account, you may not transfer more than 25% of the value in the fixed account (not including amounts securing Policy loans), or $1,000 (whichever is greater). If the balance after the transfer is less than $1,000, we will transfer the entire amount in the fixed account. We allow only one transfer out of the fixed account every 12 months.

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If you have an outstanding Policy Loan, which exceeds 50% of the policy’s Cash Surrender Value, transfers out of the Fixed Account will be limited such that the balance remaining in the Fixed Account is no less than two times the excess of your Policy Loan minus 50% of the Cash Surrender Value.

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We may deduct a $10 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Transfers we effect on the Reallocation Date, and transfers resulting from loans, dollar cost averaging and asset rebalancing are not treated as transfers for the purpose of the transfer charge.

•	We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.
•	We process transfers based on the unit values next determined after we receive your request (which is at the end of the Valuation Date during which we receive your request).

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We will process any transfer order we receive at our Office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Telephone Transfer Privileges

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Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call 1-800-525-6205.

Please note the following regarding telephone transfers:

•	We will employ reasonable procedures to confirm that telephone instructions are genuine.
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If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

•	If we do not employ reasonable confirmation procedures, we may be liable for losses from unauthorized or fraudulent instructions.
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Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

•	We may also require written confirmation of your order.
•	If you do not want the ability to make telephone transfers, you should notify us in writing at our Office.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our Offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

In addition, you should protect your personal identification number (PIN) because self-service options will be available to your agent and anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or one authorized by you.

Disruptive Trading and Market Timing

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Statement of Policy. This variable insurance Policy was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

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Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policyowners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

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(1)

dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policyowners invested in those subaccounts, not just those making the transfers.

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We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

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Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

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Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by standard United States Postal Service First Class mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policyowners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

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In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

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       Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

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expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

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•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

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In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

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Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policyowners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders which we cannot predict.

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Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policyowners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

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Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance policies to discourage market timing and disruptive trading. Policyowners should be aware that we may not have the contractual ability or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policyowners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Owners should be aware that we expect to be contractually obligated to prohibit transfers by Owners identified as potentially problematic by underlying fund portfolios, and to provide Owner transaction data to the underlying funds portfolios.

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Omnibus Order. Policyowners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and

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procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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Dollar Cost Averaging

When purchasing a Policy, you may elect to participate in a dollar cost averaging program through which you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantees that dollar cost averaging will result in a profit or protect you against loss.

We will transfer money out of the DCA Fixed Account in equal installments over a specified period of 6 months (or other periods available at issue) and place it in the subaccounts according to your instructions. Transfers from the DCA Fixed Account are not restricted by the requirements limiting transfers from the Fixed Account when there is an outstanding Variable Interest Policy Loan.

Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We credit interest on the declining balance in the DCA Fixed Account. We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the DCA Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

There is no charge for dollar cost averaging. A transfer under this program is not considered a transfer for purposes of assessing the transfer fee.

Dollar cost Averaging will Terminate if:	•	we receive your request to cancel your participation;
	•	the value in the DCA Fixed Account is depleted;
	•	you elect to participate in the asset rebalancing program; or
	•	you elect to participate in any asset allocation services provided by a third party.

We may modify, suspend, or discontinue the dollar cost averaging program at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which we will automatically transfer amounts periodically to maintain a particular percentage allocation among the subaccounts. Cash Value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the Cash Value in the subaccounts at the end of each period to match your Policy’s currently effective premium allocation schedule. The asset rebalancing program will transfer Cash Value from those subaccounts that have increased in value to those subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The asset rebalancing program does not guarantee gains, nor does it assure that any subaccount will not have losses. Cash Value in the fixed account and the DCA Fixed Account are not available for this program.

To participate in the asset rebalancing program:	•	you must complete an asset rebalancing request form and submit it to us at our Office before the maturity date
	•	you must have a minimum Cash Value in all subaccounts of $10,000.

You may elect for asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy Date. You may modify your allocations quarterly. Once we receive the asset rebalancing request form at our Office, we will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy’s current premium allocation schedule. We will credit the amounts transferred at the unit value next determined on the

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dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day the NYSE is open. There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy year. You can begin or end this program only once each Policy year. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Asset rebalancing will cease if:	•	you elect to participate in the DCA Fixed Account;
	•	we receive your request to discontinue participation;
	•	you make a transfer to or from any subaccount other than under a scheduled rebalancing (not including transfers in connection with loans); or
	•	you elect to participate in any asset allocation services provided by a third party.

Policy Values

Cash Value	•

varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans);

	•	serves as the starting point for calculating values under a Policy;
	•	equals the sum of all values in the fixed account (including any amounts held in the fixed account to secure any loans) and in each subaccount of the Variable Account;
	•	is determined on the Policy Date and on each Valuation Date; and
	•	has no guaranteed minimum amount (except for amounts allocated to the fixed account) and may be more or less than premiums paid.

Growth Accelerator

At the end of each month, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

Cash Value is greater than 200% of the total premiums paid; and

Cash Value exceeds $50,000.

We will allocate the additional interest to the Variable Account and the fixed account on a pro-rata basis. We guarantee to credit the monthly interest (0.04167% multiplied by the Cash Value at the end of each month); however, the Policy needs to be requalified to meet the specified requirements on a year-to-year basis. There is no charge for this benefit.

Cash Surrender Value

The Cash Surrender Value is the amount we pay to you when you surrender your Policy. We determine the Cash Surrender Value at the end of the Valuation Period when we receive your written surrender request at our Office.

Cash Surrender Value on any Valuation Date equals:	•	the Cash Value as of such date; minus
	•	any surrender charge as of such date; minus
	•	any outstanding Policy loans; minus
	•	any interest you owe on the Policy loans.

Subaccount Value

Each subaccount’s value is the Cash Value in that subaccount. At the end of any Valuation Period, the subaccount’s value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

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The number of units in any subaccount on any Valuation Date equals:	•	the initial units purchased at the unit value on the Policy Date; plus
	•	units purchased with additional net premiums; plus
	•	units purchased via transfers from another subaccount or the fixed account (including transfers from the loan account); plus
	•	units purchased via growth accelerator, if any; minus
	•	units redeemed to pay for monthly deductions; minus
	•	units redeemed to pay for partial surrenders; minus
	•	units redeemed as part of a transfer to another subaccount or the fixed account (including the loan account); minus
	•	units redeemed to pay any partial surrender charges and any transfer charges.

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Every time you allocate, transfer, or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or partial surrender by the unit value for that subaccount next determined at the end of the Valuation Period in which the allocation, transfer or partial surrender request is received at our Office.

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Unit Value

We determine a unit value for each subaccount to reflect how investment results affect the Policy values. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any subaccount at the end of a Valuation Period is calculated as:	•

the total value of the assets held in the subaccount, determined by multiplying the number of shares of the designated portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

	•	a charge equal to the daily net assets of the Subaccount multiplied by the daily pro rata portion of the annual rate for the Daily Charge; minus
	•	the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by
	•	the number of outstanding units in the subaccount, before the purchase or redemption of any units on that date.

The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period.

Therefore, we will process any transfer request we receive at our Office after the close of the regular business session of the NYSE, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

Fixed Account Value

On the Policy Date, the fixed account value is equal to the net premiums allocated to the fixed account, less the portion of the first monthly deduction taken from the fixed account.

The fixed account value at the end of any Valuation Period is equal to:	•	the net premium(s) allocated to the fixed account; plus
	•	any amounts transferred to the fixed account (including amounts transferred to the loan account); plus
	•	total interest credited to the fixed account; plus
	•	amount credited via Growth Accelerator, if any; minus
	•	amounts charged to pay for monthly deductions; minus
	•	amounts withdrawn or surrendered from the fixed account; minus
	•	amounts transferred from the fixed account (including the loan account) to a subaccount.

Death Benefit

Death Benefit

While the Policy is in force and if no loan is outstanding when the Insured dies, then, the death benefit is the greater of:

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(1)	the Basic Death Benefit; or
(2)	the Guaranteed Minimum Death Benefit (“GMDB”).

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Basic Death Benefit: The Basic Death Benefit is the minimum amount that must be payable at the Insured’s death, before reduction for any outstanding loans, for the Policy to be treated as life insurance under the Internal Revenue Code. We determine the Basic Death Benefit by dividing the Cash Value by the net single premium. The net single premium is the amount of premium needed to provide a paid up death benefit of $1.00, assuming the guaranteed cost of insurance charges, a 4% interest rate, and mortality as set forth in the “Commissioners 1980 Standard Ordinary Mortality Table.” The Basic Death Benefit will change monthly, or as of the date of        death, due to changes in the Cash Value. The net single premium will change annually. Only the Basic Death Benefit is paid if there is an outstanding Policy loan when the Insured dies.

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Guaranteed Minimum Death Benefit: Until the Insured’s age 75, the GMDB is the greater of premiums paid (less partial surrenders) or the highest Cash Value on a Policy anniversary (adjusted for subsequent partial surrenders). At age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders. If you take a partial surrender, the GMDB is reduced on a “dollar for dollar” basis. If you have an outstanding Policy loan, the GMDB will terminate. If you have an outstanding Policy loan when the Insured dies, the death benefit proceeds will be based on the Basic Death Benefit. However, if you repay the Policy loan before the Insured dies, we will reinstate the GMDB.

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As long as the Policy is in force, we will determine the amount of and pay the death benefit proceeds on an individual Policy upon receipt at our Office of satisfactory proof of the Insured’s death, plus written direction (from each eligible recipient of death benefit proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies) or to a contingent beneficiary. If each beneficiary dies before the Insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the Owner or the Owner’s estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options.

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Death Benefit Proceeds equal:	•	the death benefit (described above); minus
	•	any past due monthly deductions; minus
	•	any outstanding Policy loan on the date of death; minus
	•	any interest you owe on the Policy loan(s), minus
	•	any payments under the Accelerated Death Benefit Rider (see below).

If all or part of the death benefit proceeds are paid in one sum, we will pay interest on this sum only if required by applicable state law, from the date we receive due proof of the Insured’s death to the date we make payment.

The Specified Amount shown in the hypothetical illustrations in this prospectus and on the policy schedule page of your Policy is the Basic Death Benefit on the Policy Date.

Accelerated Death Benefit Rider

You may exercise the simplified issue Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Accelerated Death Benefit accelerates payment of a portion of the death benefit under the Policy that may be payable monthly to the Owner as reimbursement of certain actual charges incurred by the Insured for long-term care. The Insured becomes eligible for benefits under the Accelerated Death Benefit Rider by being certified as a chronically ill individual and by being confined to a nursing or assisted living facility, or by receiving home health care from a home health agency or adult or adult day care in an adult day care center. Unless the state where we issued your Policy requires otherwise, we will charge an additional premium which is equal to 3% of the life insurance premium paid for your Policy if you purchase the optional Accelerated Death Benefit Rider.

The death benefit under the Policy will be reduced by the amount paid under the Accelerated Death Benefit Rider. If the Insured dies while the Policy is in force and while benefits under the rider are being paid, the remaining death benefit proceeds will be paid to the beneficiary and no further payments under this rider will be made to you. However, if the entire death benefit proceeds are paid under the terms of the rider prior to the Insured’s death, the Policy will terminate and there will be no death benefit payable upon the Insured’s death.

Benefits under the Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your

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personal tax advisor or attorney on specific points of interest to you.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available on request from our Office.

Terminal Illness Accelerated Death Benefit Rider

You may exercise the single sum Terminal Illness Accelerated Death Benefit if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months).

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The Terminal Illness Accelerated Death Benefit equals the present value of a portion of the death benefit elected by the Owner, up to a maximum of 100% of the death benefit, less any indebtedness under the Policy. At the time of payment of the Terminal Illness Accelerated Death Benefit, we will provide you with revised specification pages, which reflect the reduction of values and benefits. The Terminal Illness Accelerated Death Benefit can be elected only once. The rider will terminate when the benefit is paid.

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We reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit. Benefits under the Terminal Illness Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney.

Full and Partial Surrenders

Full Surrenders

You may send a Written Notice to surrender your Policy for its Cash Surrender Value as calculated at the end of the Valuation Date when we receive your Written Notice.

Full Surrender Conditions:	•

The Insured must be alive and the Policy must be in force when you make your Written Notice. A surrender is effective as of the date when we receive your Written Notice. We may require that you return the Policy.

	•	You will incur a surrender charge of 7% of any premium payments made within 6 years before the surrender.
•

Written Notice to surrender a Policy that are received at our Office before the NYSE closes are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern time). If we receive Written Notice after the NYSE closes, we will process the surrender request using the subaccount unit value determined at the close of the next regular business session of the NYSE.

	•	Once you surrender your Policy, all coverage and other benefits under it cease.
	•	We will pay you the Cash Surrender Value in a lump sum within seven days unless you request other arrangements.

Surrendering the Policy may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Partial Surrenders

You may request a partial surrender of a portion of your Cash Value subject to certain conditions.

•	You must make your partial surrender request to us in writing.
•	You must request at least $500.
•	You may withdraw up to the Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge after the first Policy year.
•	At least $5,000 of Cash Surrender Value must remain in the Policy after the partial surrender.
•	We assess a surrender charge equal to 7% of the whole amount surrendered in the first Policy year.
•

We assess a surrender charge equal to 7% of the portion of any partial surrender after the first Policy year that exceeds the gain and is attributable to a premium payment made within 6 years before the partial surrender.

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•	We deduct the surrender charge from the remaining Cash Value.

You can specify the subaccount(s) and fixed account from which to make the partial surrender; otherwise we will deduct the amount (including any partial surrender charge) from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

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If you have an outstanding Variable Interest Policy Loan which exceeds 50% of the Cash Surrender Value – and your partial surrender causes your fixed account (excluding any DCA amounts) to fall below two times the excess of your Variable Interest Policy Loan minus 50% of the Cash Surrender Value, we then must secure all or a portion of your Policy loan by automatically transferring the required amount from your Cash Value held in the Variable Account to the fixed account or you cannot make the partial surrender.

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If you have an outstanding Fixed Account Policy Loan your Policy loan has already been secured by your Cash Value held in the loan reserve in the fixed account and you can make a partial surrender of up to the amount remaining in the Cash Surrender Value for the policy, subject to the rules outlined above.

>	We will process the partial surrender at the unit values next determined after we receive your request.
>	We generally will pay a partial surrender request within seven days after the Valuation Date when we receive the request.

Partial surrenders may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Loans

General

While the Policy is in force, you may borrow money from us using the Policy as the only collateral for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

To request a Policy loan, you must complete our Policy Loan Request Form and send it to our Office. We cannot process your request until you have completed all items on that form.

A Policy loan affects the Policy because we reduce the death benefit proceeds and Cash Surrender Value under the Policy by the amount of any outstanding Policy loan plus interest you owe on the Policy loans. Repaying the Policy loan causes the death benefit proceeds and Cash Surrender Value to increase by the amount of the repayment.

There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding Policy loans, are not achieved. If the Policy is a Modified Endowment Contract (“MEC”), the Policy loan will be treated as a distribution from the Policy for federal income tax purposes to the extent of gain in the Policy. A Policy loan may also have possible adverse tax consequences that could occur if a Policy is surrendered or lapses with Policy loans outstanding, whether or not the Policy is a MEC.

Fixed Account Policy Loan

Collateral:

You may take a Fixed Account Policy Loan against the Policy for amounts from $500 up to 90% of the Cash Value net of any surrender charge, minus outstanding loans and any interest you owe. To secure the Fixed Account Policy Loan, we transfer an amount equal to the loan from the Variable Account and the fixed account to the loan account, which is a part of the fixed account. If your loan application does not specify any allocation instructions, we will transfer the loan from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

Amounts in the loan account earn interest at the guaranteed minimum rate of 3% per year, compounded annually. We may credit the loan account with an interest rate different from the fixed account. We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions.

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You may repay all or part of your outstanding loans at any time. Loan repayments must be at least $500, and must be clearly marked as “loan repayments” or they will be credited as premiums if they meet minimum premium requirements. Upon each loan repayment, we will transfer an amount equal to the loan repayment from the loan account to the fixed and/or Variable Account according to your current premium allocation schedule.

We deduct any unpaid loans from the Cash Surrender Value and death benefit proceeds payable on the Insured’s death. If any unpaid loan, including interest you owe, equals or exceeds the Cash Value, causing the Cash Surrender Value to become zero, then your Policy will enter a 61-day grace period.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a loan is outstanding. Instead the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy loans are repaid before Insured’s death.

Interest Rate:

We currently charge you an interest rate of 4.50% (the guaranteed maximum is 6%) per year on your loan. Interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of any loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death. Unpaid interest becomes part of the outstanding loan and accrues interest accordingly. We reserve the right to change the interest rate on any new and existing loans. However, the interest rate will never be raised above the guaranteed rate of 6%.

This Fixed Account Policy Loan provision may not be available in all states.

Variable Interest Policy Loan

You may take a Variable Interest Policy Loan against the Policy while it is in force. The amount of your Policy loan may not be greater than 90% of the Cash Value of the Policy less the applicable Surrender Charge as of the date of the Policy loan request, less any outstanding loan amount. The outstanding loan amount is the total Policy loan payoff amount, including accrued loan interest and any new loan(s). The minimum amount of any Policy loan request is $500. Our Policy loan review procedure generally results in making a Policy loan within 7 days after review of the request. However, in certain circumstances, we may be required to defer making a Policy Loan for not more than six (6) months after the Policy loan request is made.

The loan date is the date that we process your Policy loan request. The Policy loan may be repaid at any time while the Policy is in force.

Collateral:

The Policy is the only collateral that we require for your Variable Interest Policy Loan. The Cash Value of the Policy becomes the collateral for the repayment of the Policy loan. For a Policy loan of up to 50% of the Cash Value of the Policy, you may choose to have the collateral in the fixed account, the Variable Account or both the fixed and Variable Accounts. For a Policy loan greater than 50% of the Cash Surrender Value of the Policy, an amount of collateral must remain in the fixed account equal to two times the portion of the Policy loan that exceeds 50% of the Cash Surrender Value of the Policy. If the amount in the fixed account is not sufficient to meet this requirement, the additional amount necessary will be transferred automatically from the Variable Account to the fixed account on a pro-rata basis, according to your existing fund allocation instructions.

We will reevaluate Policy values whenever any of the following occurs:

>	A new Policy loan or an addition to an existing Policy loan is taken;
>	A partial withdrawal is processed;
>	A benefit is paid under the Acceleration of Death Benefit Rider; or
>	A transfer is made from the fixed account to the Variable Account.

We will not automatically transfer amounts from the fixed account to the Variable Account. You may request a transfer from the fixed account to the Variable Account within 30 days after a Variable Interest Policy Loan repayment. A transfer to the Variable Account following a Policy loan repayment may be for any amount up to the amount of the repayment. No transfer to the Variable Account will be permitted to the extent that such transfer would result in the fixed account being less than the required amount.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a loan is outstanding. Instead, the

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death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy loans are repaid before Insured’s death.

Interest Rate:

We will charge interest on the Policy Loan while it is outstanding. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rated used to determine cash surrender value in the fixed account under the Policy during the applicable period plus 1% per year. The “Published Monthly Average” is Moody’s Corporate Bond Yield Average – Monthly Average Corporates as published by Moody’s Investors Service, Inc., for the calendar month ending two months before the date on which the maximum rate is to be determined. (In the event that the Moody’s Corporate Bond Yield Average – Monthly Average Corporates is no longer published, a substantially similar average, established by regulation by the Iowa Commissioner of Insurance will be instituted.)

We will notify you of the initial interest rate to be charged on the loan at the time a Policy loan is made. We will notify you in advance of any change in the interest rate applicable to any existing Policy loan(s). Interest on your Policy loan is payable in arrears. Interest is due at the end of each calendar quarter or, if earlier, on the date of any loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death. Any interest not paid when due will be added to the Policy loan at the end of each calendar quarter.

This Variable Interest Policy Loan provision may not be available in all states.

Policy Lapse and Reinstatement

Lapse

If you have no outstanding Policy loans, then we guarantee that your Policy will not lapse, regardless of investment performance. If you do have an outstanding loan, then certain circumstances will cause your Policy to enter a grace period during which you must make a sufficient payment to keep your Policy in force:

•	If you have an outstanding Policy loan and your Policy’s Cash Surrender Value becomes zero (or negative), then the Policy will enter a 61-day grace period.

If your Policy enters into a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will specify the minimum payment required and the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans.

Reinstatement

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You may not reinstate your Policy if it lapses unless we issued your Policy in a state that requires that the Policy include a reinstatement provision. If your Policy was issued in a state that requires that the Policy include a reinstatement provision, then you may request a reinstatement of a lapsed Policy within five years of the date of lapse (and prior to the Maturity Date). To reinstate a Policy, you must:

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•	submit Written Notice requesting reinstatement;
•	provide evidence of insurability that is satisfactory to us; and
•	make a premium payment that is large enough to cover the sum of:
> the monthly deductions not previously paid during the grace period, plus
> $10,000.

We will not reinstate any outstanding loans (including interest you owe). The amount in the loan account on the reinstatement date will be zero. Your Cash Surrender Value on the reinstatement date will equal the premium you pay at reinstatement minus the sum of:

(1)	monthly deductions to cover the grace period;
(2)	one additional monthly deduction; and

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(3)	any surrender charge.

The reinstatement date for your Policy will be the monthly date on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (“Code”) in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements. It is uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary’s gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and Cash Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over variable account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

In addition, the Code requires that the investments of the separate account be “adequately diversified” in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

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In General. We believe that the Policy described in this prospectus is a life insurance policy under Code Section 7702. Section 7702 affects the taxation of life insurance policies and places limits on the relationship of the accumulation value to the death benefit. As life insurance policies, the death benefits of the policies are generally excludable from the gross income of the beneficiaries. In the absence of any guidance from the IRS on the issue, we believe that providing an amount at risk after age 99 in the manner provided should be sufficient to maintain the excludability of the death benefit after age 99. However, lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain. Also, any increase in accumulation value should generally not be taxable until received by you or your designee. However, if your Policy is a modified endowment contract you may be taxed when you take a Policy loan, pledge or assign the Policy. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

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Generally, you will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), then the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract” (“MEC”). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses,

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the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The Policy will generally be classified as a MEC, although some policies issued in exchange for life insurance policies are not. You should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

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All distributions other than death benefits from a MEC, including distributions upon surrender and partial surrenders, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the Owner’s investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

•

Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly. If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.

•

A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.

•

If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions (other than Death Benefits) from Policies that are not MECS. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax. Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Policy Loans. Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be treated as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.

Investment in the Policy. Your investment in the Policy is generally the sum of premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the insured’s

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attained age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or the taxation of the death benefit in whole or in part. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s attained age 100.

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Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any such arrangement, you should be sure to consult a tax advisor as to tax attributes of the arrangement and in its use of life insurance. In recent years, moreover, Congress and the IRS have adopted new rules relating to nonqualified deferred compensation and to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

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Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from Pension Plans and 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, U.S. persons may not elect out of withholding. Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States. The payment of death benefits is generally non-taxable and not subject to withholding.

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Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative tax, if the Policy Owner is subject to that tax.

Accelerated Death Benefit Rider. We believe that the benefits received under this rider will generally be excludible from gross income, except in certain business contexts. However, taxability of the benefits can also be affected by other factors such as the amount of other long-term care insurance on the Insured. You should consult a tax advisor about the consequences of adding this rider to your Policy.

Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Special Rules for Pension Plans and Section 403(b) Plans. If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state income and estate tax consequences could differ from those stated in this prospectus. The purchase may also affect the qualified status of the plan. You should consult a qualified tax advisor in connection with such purchase.

Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.

Other Policy Information

Extending the Maturity Date

You may request to extend the Maturity Date for your Policy. You must make your request in writing and we must

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receive it at our Office at least 90 days, but no more than 180 days, before the scheduled Maturity Date. After you extend the Maturity Date, we will automatically extend your Maturity Date every year unless you direct us in writing to do otherwise. Interest on any outstanding Policy loan will continue to accrue during the period for which the Maturity Date is extended.

The Cash Value at the Maturity Date will be equal to the death benefit, less any indebtedness. If you choose to extend the Maturity Date, the Cash Value will continue to earn interest and no monthly deductions will be deducted from the Cash Value.

The tax consequences of continuing a Policy beyond the Insured’s age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or taxation of the death benefit in whole or in part. You should consult a tax advisor as to those consequences.

Payments We Make

We usually pay the amounts of any surrender, partial surrender, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (SEC); or

•	the SEC permits, by an order or less formal interpretation (e.g., no-action letter), the postponement of any payment for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

We have the right to defer payments of amounts from the fixed account for up to six (6) months.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, partial surrenders, death benefit proceeds, or payments under a payment option until such check or draft has been honored.

If mandated under applicable law, we may be required to reject a premium payment and/or block an Owner’s account and thereby refuse to pay any request for transfers, full or partial surrenders, loans or death benefits until instructions are received from the appropriate regulators. If a Policy or account is frozen, the policy value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We also may be required to provide additional information about you or your account to government regulators.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Cash Surrender Value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Cash Surrender Value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee’s beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for

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directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department issued final regulations that would significantly affect the tax treatment of such arrangements. The IRS guidance and the final regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

Policy Termination

Your Policy will terminate on the earliest of:

>	the Maturity Date (Insured’s age 100)	>	the end of the grace period without a sufficient payment
>	the date the Insured dies	>	the date you surrender the Policy

Riders

The following riders are available under the Policy. You must elect to add a rider to your Policy. Each of the following riders may be subject to certain limitations, and may not be available in all states. There may be charges associated with each of these riders. Your agent can help you determine whether certain of the riders are suitable for you. Please contact us for further details about these riders.

Adding riders to an existing Policy or canceling them may have tax consequences. You should consult a tax advisor before doing so.

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The Accelerated Death Benefit Rider accelerates payment of a portion of the death benefit under the Policy that may be payable monthly to the Owner as reimbursement of certain charges incurred by the Insured for long-term care.

•

The Terminal Illness Accelerated Death Benefit Rider allows the Owner to elect to receive a portion of the death benefit proceeds under the Policy in a single sum benefit if, while the Policy is in force, the Insured has been diagnosed with a terminal condition that is expected to result in death within 12 months.

Additional Information

Sale of the Policies

Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the Policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the Policies. TCI markets the Policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. We pay commissions through AFSG to the selling firms for their sales of the Policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

34

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is approximately 7% of premiums.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

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Special Compensation For Affiliated Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Our parent company also pays for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

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TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guaranties or loan forgiveness.

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Additional Compensation that We Pay to Selected Selling Firms. TCI, in connection with the sales of the Policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the Policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

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Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies and other criteria. For instance, in 2005, TCI, in connection with the sales of our Policies, made flat fee payments to several selling firms ranging from $5,000 to $500,000, and payments of between .06% and . 25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

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During 2005, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

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Atlas Securities	Hanson McClain/Securities America	Capital Financial Group
Centaurus Financial	Leonard & Company	Harbour Investments
Huntington Investments	MacDonald Investments	Lincoln Financial Advisers
LPL Financial	PNC Bank	Merrill Lynch
NFP Securities	Raymond James Financial	ProEquities
Smith Barney	Suntrust	Securities America
UBS Financial Services	US Bancorp Piper Jaffray	Stifel Nicholas
Wachovia aka Prudential

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35

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During 2004, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

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Name of Firm	Amount Paid in 2005
Smith Barney/Citigroup	$665,906
UBS Painweber	$592,386
Merrill Lynch	$554,031
Wachovia	$539,959
Linsco/Private Ledger (LPL)	$534,218
Huntington Investments	$308,636
Lincoln Financial Advisers	$44,516
Securities America	$33,792
Suntrust	$33,333
ProEquities	$25,000

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Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Associate Policies

The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits. We are not aware of any class action lawsuits naming us as a defendant or involving the variable account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the Variable Account, or AFSG’s ability to perform under its principal underwriting agreement, or on Transamerica’s ability to meet its obligations under the Policy.

Financial Statements

The financial statements of Transamerica and the Variable Account are included in the SAI.

36

Table of Contents of the Statement of Additional Information

Glossary

The Policy – General Provisions

Ownership Rights
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Gender
Modifying the Policy
Mixed and Shared Funding
Addition, Deletion, or Substitution of Portfolios

Additional Information

Payment Options
Additional Information about Transamerica and the Variable Account
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sales of the Policies
Report to Owners
Records
Independent Registered Public Accounting Firm
Experts
Financial Statements

Underwriters

Underwriting Standards

IMSA

Performance Data

Other Performance Date in Advertising Sales Literature
Transamerica’s Published Ratings

Legacy Builder Variable Life Separate Account
Transamerica Life Insurance Company

37

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the Insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

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A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Indebtedness

Policy loan value plus accrued interest on the Policy loan.

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Initial premium

The amount you must pay before insurance coverage begins under the Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by the Policy.

Lapse

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If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Loan Amount

The total amount of all outstanding Policy loans, including principal and interest due.

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Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under the Policy ends. You may elect to continue the Policy beyond Insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly charge to cover administrative expenses.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-525-6205

38

Owner (you, your)

The person entitled to exercise all rights as Owner under the Policy.

Policy Date

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The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date. Different rules may apply to Policies purchased by Owners in California who are age 60 or older.

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Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

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The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date. Different rules may apply to Policies purchased by Owners in California who are age 60 or older.

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Subaccount

A subdivision of the Separate Account VUL-A. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

To cancel the Policy by signed request from the Owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time on each Valuation Date) on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Separate Account VUL-A. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

We, Us, Our (Transamerica)

Transamerica Life Insurance Company.

Written Notice

The written notice you must sign and send us to request or exercise your rights as Owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

39

Prospectus Back Cover

Personalized Illustrations of Policy Benefits

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In order to help you understand how your Policy Values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, Cash Surrender Value and Cash Value. These hypothetical illustrations will be based on the age and insurance risk characteristics of the Insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations are not a representation or guarantee of investment returns or Cash Value.

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Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our Office at:

Transamerica Life Insurance Company
P.O. Box 3183
Cedar Rapids, Iowa 52406-3183
1-800-525-6205
(Monday – Friday from 8.00 a.m. – 4:30 p.m. Central time)

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More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. The Registrant’s file numbers are listed below.

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AFSG serves as the principal underwriter for the Policies. More information about AFSG is available at http://www.nasd.com or by calling

1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

SEC File No. 333-86231/811-9115

40

PART A

INFORMATION REQUIRED IN A PROSPECTUS

FOR INHERITANCE BUILDER PLUS

PROSPECTUS

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May 1, 2006

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Inheritance Builder Plus

Flexible Premium Variable Life

Insurance Policy

issued by

Separate Account VUL-A

And

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(800) 525-6205

Transamerica Life Insurance Company is offering Inheritance Builder Plus (the “Policy”), the flexible premium variable life insurance policy described in this prospectus. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own.

You can allocate your Cash Value to:

•	the Separate Account VUL-A (the “variable account”), which invests in the portfolios listed on this page; or
•	a fixed account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the variable account must accompany this prospectus. Please read these documents before investing and save them for future reference.

The available portfolios are:

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	AEGON/Transamerica Series Trust (“Series Fund”) – Service Class

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Asset Allocation – Conservative Portfolio
Asset Allocation – Moderate Portfolio
Asset Allocation – Moderate Growth Portfolio
Asset Allocation – Growth Portfolio
International Moderate Growth Fund
Transamerica Money Market

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Please note that the Policies and the portfolios:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goals
•	are subject to risks, including loss of the amount invested.

The Policy generally will be a “modified endowment contract” for federal income tax purposes. This means all loans, surrenders and partial surrenders are treated first as distributions of taxable income, and then as a return of basis. All these distributions generally are subject to a 10% penalty tax if taken before you reach 59 ½.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase the Policy or to take withdrawals from another policy you own to make premium payments under the Policy.

The Securities and Exchange Commission has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Policy Benefits/Risks Summary	1
Policy Benefits	1
The Policy in General	1
Flexible Premiums	1
Variable Death Benefit	1
No Lapse Guarantee	2
Cash Value	2
Transfers	2
Loans	3
Partial Surrenders and Full Surrenders	3
Policy Risks	3
Risk of an Increase in Current Fees and Expenses	3
Investment Risks	3
Risk of Lapse	4
Tax Risks	4
Loan Risks	4
Portfolio Risks	5
Fee Tables....	5
Range of Expenses for the Portfolios	7
Transamerica, the Variable Account, the Fixed Account and the Portfolios	8
Transamerica Life Insurance Company	8
The Variable Account	8
The Fixed Account	9
The Portfolios	9
Selection of Underlying Portfolios	10
Addition, Deletion, or Substitution of Portfolios	11
Your Right to Vote Portfolio Shares	11
Charges and Deductions	11
Premium Expense Charge	12
Monthly Deduction	12
Daily Charge	13
Surrender Charge	14
Partial Surrender Charge	14
Transfer Charge	14
Loan Interest Spread	14
Rider Charges	14
Portfolio Expenses	15
Revenue We Receive	15
The Policy....	16
Ownership Rights	16
Modifying the Policy	16
Purchasing a Policy	17
Tax-Free “Section 1035” Exchanges	17
When Insurance Coverage Takes Effect	17
Canceling a Policy (Free-Look Period)	17
Policy Features	18
Premiums	18
Allocating Premiums	18
Premium Payments	18
Transfers......	19
General	19
Telephone Transfer Privileges	19
Disruptive Trading and Market Timing	20
Dollar Cost Averaging	22
Asset Rebalancing Program	23
Policy Values	23
Cash Value	23

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i

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Growth Accelerator	24
Cash Surrender Value	24
Subaccount Value	24
Unit Value	24
Fixed Account Value	25
Death Benefit	25
Death Benefit	25
Accelerated Death Benefit Rider	26
Long-Term Care Accelerated Death Benefit Rider	26
Payment Options	27
Terminal Illness Accelerated Death Benefit Rider	28
Full and Partial Surrenders	28
Full Surrenders	28
Partial Surrenders	28
Loans..........	29
General	29
Fixed Account Policy Loan	29
Collateral	29
Interest Rate	33
Variable Interest Policy Loan	30
Collateral	30
Interest Rate	31
Effect of Long-Term Care Accelerated Death Benefit Rider (“Rider”)	31
Policy Lapse and Reinstatement	31
Lapse	31
Reinstatement	31
Federal Tax Considerations	32
Tax Status of the Policy	32
Tax Treatment of Policy Benefits	33
Other Policy Information	35
Extending the Maturity Date	35
Payments We Make	35
Split Dollar Arrangements	36
Policy Termination	36
Riders	37
Additional Information	37
Sale of the Policies	37
Associate Policies	39
Legal Proceedings	39
Financial Statements	39
Table of Contents of the Statement of Additional Information	39
Glossary	41
Prospectus Back Cover	43
Personalized Illustrations of Policy Benefits	43
Inquiries	43

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Policy Benefits/Risks Summary

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

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•

The Inheritance Builder Plus is a flexible premium variable life insurance policy. The Policy gives you the potential for long-term insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy’s Cash Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial surrenders).

•

The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle. There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge that applies during the first six (6) Policy years.

•

Fixed Account. You may place money in the basic fixed account where it earns interest at an annual rate of at least 3%. We may declare a higher rate of interest, but we are not obligated to do so. The fixed account is part of our general account.

•

Variable Account. You may allocate the money in your Policy to any of the subaccounts of the Variable Account. We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

•

Supplemental Benefits (Riders). Supplemental riders, such as the Terminal Illness Accelerated Death Benefit Rider, are available under the Policy. We will assess additional charges for certain of these riders.

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Flexible Premiums

•

You can select a premium payment plan, but you are not required to pay premiums according to the plan. You can vary the frequency and amount, and can skip premium payments. We will not accept any premiums after the Insured reaches age 100. In general, the minimum initial premium is $10,000, and the minimum additional premium is $5,000.

•

Once we issue your Policy, the free look period begins. The free look period is the period when you may return the Policy and receive a refund. The length of the free look period and amount of the refund varies by state. The front cover of your Policy shows the applicable free look period.

Variable Death Benefit

•	While the Policy is in force, the death benefit is the greater of: (1) the Basic Death Benefit; or (2) the Guaranteed Minimum Death Benefit (“GMDB”).
•

Basic Death Benefit: The Basic Death Benefit is equal to the Cash Value divided by the net single premium. The net single premium is calculated using guaranteed cost of insurance charges with a 4% interest rate. The Basic Death Benefit will change monthly due to changes in the Cash Value. The net single premium will change annually. We will reduce the death benefit proceeds by any outstanding loan, any accrued loan interest, any monthly deductions due, and any payments under the Accelerated Death Benefit Rider.

•

Guaranteed Minimum Death Benefit: The GMDB is the greater of premiums paid or highest Cash Value on a Policy anniversary before the Insured’s age 75 (both adjusted for partial surrenders). At the Insured’s age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders. If the Policy has an outstanding loan, the GMDB will not apply. The death benefit will be the Basic Death Benefit. The GMDB will be reinstated, however, if the Policy loan is fully repaid.

•	Under current tax laws, the death benefit generally should be U.S. income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.
•

Effective May 1, 2006, the Accelerated Death Benefit Rider is no longer available for new sales. The Accelerated Death Benefit Rider accelerates payment of a portion of the death benefit under the Policy that may be payable monthly to the Owner as reimbursement of actual charges incurred by the Insured for long-term care. We believe the benefit paid under this rider is generally not subject to tax. However, various factors such as certain business uses of the rider or the amount of other long-term care insurance on the Insured may cause the benefit to be taxable. You should consult your tax advisor.

•

You may exercise the Terminal Illness Accelerated Death Benefit Rider, if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months). There is no charge for the Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor.

•

Effective on or about May 1, 2006, you may also exercise the Long-Term Care Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Long-Term Care Accelerated Death Benefit Rider accelerates payment of a portion of the death benefit under the Policy when the Insured becomes eligible for benefits by being certified as a Chronically Ill Individual and Confined to a Nursing Facility or Assisted Living Facility or receiving Home Health Care or Adult Day Care, subject to terms and conditions defined in the rider. We believe the benefit paid under this rider is generally not subject to tax. However, various factors such as certain business uses of the rider or the amount of other long-term care insurance on the Insured may cause the benefit to be taxable. You should consult your tax advisor.

No Lapse Guarantee

•

If you have no outstanding loans, then we guarantee that your Policy will never lapse. If you do have an outstanding loan, your Policy will enter a 61-day grace period whenever the loan amount exceeds the Cash Value minus any surrender charge. The loan amount is the total amount of all outstanding Policy loans, including principal and interest due. In addition, if a Policy loan is outstanding, then your Policy will enter a 61-day grace period whenever the Cash Surrender Value on any Monthly Date is insufficient to cover the monthly deductions then due. If either occurs, then your Policy will terminate without value unless you make a sufficient payment during the grace period.

Cash Value

•	Cash Value equals the sum of all values in the Fixed Account (including any amounts held in the fixed account to secure any loans) and in each subaccount of the Variable Account.
•	Cash Value is the starting point for calculating important values under the Policy, such as the Cash Surrender Value and the death benefit.
•

Growth Accelerator: At the end of each month in any Policy year, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

>	Cash Value is greater than 200% of the total premiums paid; and
>	Cash Value exceeds $50,000.

Transfers

•

Each year, you may make an unlimited number of transfers of Cash Value from the subaccounts; you may make one transfer out of the fixed account every twelve (12) months. However, if you have an outstanding Variable Interest Policy Loan, certain transfers between the Variable Account and the fixed account may be restricted.

•	Transfers from the fixed account each Policy year may not exceed the greater of:
>	25% of the amount in the fixed account; or
>	$1,000.
•	We may charge $10 for the 13th and each additional transfer during a Policy year.
•	Dollar Cost Averaging and Asset Rebalancing programs are available at no additional cost.

•

We may impose restrictions on, or even eliminate the transfer privilege. For a discussion of the risks that can result from programmed, large, frequent, or short-term transfers, see our Statement of Policy on Disruptive Trading and Market Timing on page 15.

Loans

•	You may take a loan against the Policy for any amount from $500 up to 90% of the Cash Value net of surrender charge, minus any outstanding loans and interest you owe.
•

We currently charge interest on your Fixed Account Policy Loan at an annual rate of 4.5% (maximum rate of 6%). We may adjust the rate of interest charged on the Variable Interest Policy Loan at the end of a calendar quarter, subject to certain limits. Interest is due and payable at the end of each calendar quarter. Unpaid interest becomes part of the outstanding loan.

•

You may take a Fixed Account Policy Loan (secured by the Cash Value held in the loan account, which is part of the fixed account), or a Variable Interest Policy Loan (secured by the Cash Value in the fixed account, the Variable Account or both ) as set forth by the provisions of your Policy.

•

Because the Policy is intended to be purchased with a single premium, it will likely be considered a Modified Endowment Contract (“MEC”). As a result, federal income taxes and a penalty tax may apply to loans you take against the Policy. If the Policy is not a MEC, Policy loans will not be taxable when taken, but could have adverse tax consequences on the surrender or lapse of the Policy.

•	The “no lapse guarantee” does not apply if there is an outstanding loan.

Partial Surrenders and Full Surrenders

•	Partial Surrender. You may make a written request to withdraw part of the Cash Surrender Value, subject to the following rules:
>	you must request at least $500 and the remaining Cash Surrender Value following a withdrawal may not be less than $5,000.
•

During the first Policy year, any amount you surrender is subject to a 7% surrender charge. After the first Policy year, you may surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We impose a 7% surrender charge on the portion of any surrender that exceeds the gain in the Policy and is attributable to a premium paid within the six years prior to the surrender.

•	A partial surrender automatically causes a pro-rata reduction in the death benefit.
•	A partial surrender reduces the Cash Surrender Value, so it will increase the risk that the Policy will lapse.
•

Full Surrender. At any time while the Policy is in force, you may make a written request to surrender your Policy. Life insurance coverage will end. You will receive the Cash Surrender Value (that is, the Cash Value minus any surrender charge, and minus any outstanding loan amount).

•	Federal income taxes may apply to partial surrenders and full surrenders. If the Policy is a MEC, a penalty tax may also apply.

Policy Risks

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Investment Risks

If you invest your Cash Value in one or more subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value unless you pay additional premiums. If you

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allocate premiums to the fixed account, then we credit your Cash Value with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

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Risk of Lapse

If you do not have an outstanding loan, we guarantee that your Policy will never lapse (terminate without value), regardless of investment performance. If you have an outstanding loan and your Cash Surrender Value becomes zero, or if on a Monthly Date the Cash Surrender Value is insufficient to cover the entire monthly deduction then due, then the Policy will enter a 61-day grace period.

Whenever your Policy enters the grace period, your Policy will lapse, insurance coverage will no longer be in effect, and you will receive no benefits unless you pay additional premiums. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans. You might not be able to reinstate a policy that has lapsed (depending on applicable state law). A Policy lapse may have adverse tax consequences.

If you have an outstanding Policy loan and make a partial surrender, you will increase the risk of lapse. Before you take a Policy loan or make a withdrawal, you should carefully consider the effect your actions will have on the no lapse guarantee.

Tax Risks

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We anticipate that the Policy should be deemed a life insurance contract under federal tax law and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, there is some uncertainty in this regard. The Policy generally will be treated as a MEC under federal tax laws (except in some cases for a Policy issued in exchange for another life insurance policy that was not a MEC). If a Policy is treated as a MEC, then full surrenders, partial surrenders, and loans under a Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, if the Policy is a MEC, a 10% penalty tax may be imposed on the taxable portion of full surrenders, partial surrenders, and loans taken before you reach age 59½.

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You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Loan Risks

A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and Cash Surrender Value by the amount of the outstanding loans, plus any interest you owe on the Policy loans.

While a loan is outstanding, the “no lapse guarantee” does not apply.

A Policy loan could make it more likely that a Policy would terminate without value. There is a risk that if the loan reduces your Cash Surrender Value to too low an amount and investment results are unfavorable, then the Policy will lapse, resulting in loss of insurance and possibly adverse tax consequences. If the Policy is a MEC, a loan will likely be taxed as a partial surrender and a 10% penalty may apply.

A Fixed Account Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the loan from the subaccounts and fixed account as collateral. We then credit a fixed interest rate of 3.0% to the collateral in the loan account. As a result, the loan collateral does not participate in the investment results of the subaccounts nor does it receive any higher current interest rate credited to the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning or surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative Insured with the characteristics set forth below. These charges may not be representative of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making partial surrenders from the Policy or transferring Policy Cash Value among the subaccounts and the fixed account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge:	Upon payment of each premium	0 – 3.5% of each premium payment	0 – 3.5% of each premium payment
Premium Expense Charge[1]
Partial Surrender Charge[2]	Upon each withdrawal during the first Policy year and in Policy years 2+ on the portion of any withdrawal that exceeds the Policy’s gain	First Policy year - 7.0% of the amount withdrawn	First Policy year - 7.0% of the amount withdrawn
Surrender Charge	Upon full surrender of the Policy during the 6 years after a premium payment	7% of all premiums paid during the 6 years before surrender	7% of all premiums paid during the 6 years before surrender
Transfer Charge[3]	Upon transfer	$10 for each transfer in excess of 12 per Policy year	None
Terminal Illness Accelerated Death Benefit Rider	When rider is exercised	Discount Factor[4]	Discount Factor[4]

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1 Premium expense charge is equal to the premium tax rate, if any, imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to a maximum of 3.50% of each premium payment.

2 After the first Policy year, 7% on the portion of any withdrawal that exceeds the Policy gain and is attributed to a premium paid within 6 years prior to the withdrawal.

3 We guarantee that the first 12 transfers per Policy year are free. We currently do not charge for transfers in excess of 12 per Policy year, but we reserve the right to charge $10 for each transfer after 12 per Policy year.

4 We reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit.

The table below describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly on the Policy Date and on each Monthly Date
Monthly Administrative Charge[5]		$2.50	$2.50
Monthly Asset Based Charge	During the first 10 Policy years, monthly on the Policy Date and on each Monthly Date	0.55% (annually) of assets in variable account	0.55% (annually) of assets in variable account
Cost of Insurance[6] (Without Extra Ratings7)	Monthly on the Policy Date and on each Monthly Date
• Minimum Charge[8]		$0.10 per $1,000 of net amount at risk per month[10]	$0.08 per $1,000 of net amount at risk per month[10]
• Maximum Charge[9]		$15.13 per $1,000 of net amount at risk per month[10]	$15.13 per $1,000 of net amount at risk per month[10]
• Charge for a (male insured, issue age 70, Approved Preferred non-tobacco class, Policy Year 1)		$3.04 per $1,000 of net amount at risk per month[10]	$1.58 per $1,000 of net amount at risk per month[10]
Daily Charge	Daily	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested

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5 1This charge is not assessed if the Cash Value at the beginning of a Policy year is greater than $50,000.

6 Cost of insurance rates vary based on the Insured’s age, gender and risk class. Cost of insurance rates generally will increase each year with the age of the Insured. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy’s schedule page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.

7 1We may place an Insured in a sub-standard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the Insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates up to $83.33 monthly per $1,000 of net amount at risk.

8 1This minimum charge is based on an Insured with the following characteristics: Female, Issue Age 30, Approved Preferred Non-Tobacco class, Policy Year 1.

9 This maximum charge is based on an Insured with the following characteristics: Male, Issue Age 70, Approved Rated II, Tobacco class, Policy Year 1.

10 The net amount at risk equals the death benefit on the Monthly Date, divided by 1.00247, minus the Cash Value on the Monthly Date, calculated before the monthly deduction is taken.

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Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Loan Interest Spread for Fixed Account Policy Loan[11]	At the end of each calendar quarter, or earlier if applicable[12]	3.00%	1.50%
Loan Interest Spread Variable Interest Policy Loan[13]	At the end of each calendar quarter, or earlier, if applicable	Variable interest rate tied, in part, to a bond index	Variable interest rate tied, in part, to a bond index
Optional Rider Charges
Accelerated Death Benefit Rider[14]	Upon payment of premiums	3% of premium paid	3% of premium paid
Long-Term Care Accelerated Death Benefit Rider	Upon payment of initial premium

For the 4%/2% Benefit the following percentages of the initial premium payment apply: Male – 4% and Female – 7%; for the 2%/1% Benefit the following percentages of the initial premium payment apply: Male – 3% and Female – 5%

For the 4%/2% Benefit the following percentages of the initial premium payment apply: Male – 4% and Female – 7%; for the 2%/1% Benefit the following percentages of the initial premium payment apply: Male – 3% and Female – 5%

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For information concerning compensation paid for the sale of the Policy, see “Sale of the Policies.”

Range of Expenses for the Portfolios1

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The next table shows the lowest and highest total operating expenses charged by the portfolios during the fiscal year ended December 31, 2005. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

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	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)[2]	0.97%	1.05%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)	0.97%	1.05%

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1    The portfolio expenses used to prepare this table were provided to Transamerica by the underlying fund. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.

2    The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the Series Fund and certain portfolios of the Transamerica IDEX Mutual Funds. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Transamerica took into account the information received from the Series Fund on the combined actual expenses for each of the ‘fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2005.

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11 The Loan Interest Spread for a Fixed Account Policy Loan is the difference between the amount of interest we charge you for a Fixed Account Policy Loan (currently, an effective annual rate of 4.50% guaranteed not to exceed 6.00% and the amount of interest we credit to the amount in your loan reserve account (currently, an effective rate of 3.0% guaranteed to be at least an effective annual rate of 3.0%).

12 While a Policy loan is outstanding, loan interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death.

13 The interest rate on a Variable Interest Policy Loan is reset quarterly based on a formula that is tied, in part, to a bond index. There is no fixed maximum rate of interest. We do not credit interest on collateral for a Variable Interest Policy Loan that is held in the Variable Account.

14 The Accelerated Death Benefit Rider is not available under Policies issued on or after May 1, 2006.

Transamerica, the Variable Account, the Fixed Account and the Portfolios

Transamerica Life Insurance Company

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Transamerica Life Insurance Company (“Transamerica,” “Company,” “we,” “us” or “our”), located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy. Transamerica Life Insurance and Annuity Company (“TALIAC”) was merged into Transamerica, an affiliate, on October 1, 2005.

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The Variable Account

Transamerica established the Variable Account as a separate investment account under Iowa law on November 20, 1998. Transamerica owns the assets in the Variable Account and may use assets in the Variable Account to support other variable life insurance policies we issue. The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a “separate account” within the meaning of the federal securities laws.

The Variable Account is divided into subaccounts, each of which invests in shares of a specific portfolio of a mutual fund (“Fund”). The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses credited to, or charged against, a subaccount of the Variable Account reflect the subaccount’s own investment experience and not the investment experience of our other assets. The Variable Account’s assets may not be used to pay any of Transamerica’s liabilities other than those arising from the Policies. If the Variable Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Variable Account. The Variable Account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. Where permitted by applicable law, Transamerica reserves the right to:

1.	Create new separate accounts;
2.	Combine separate accounts, including the variable account;
3.	Remove, combine or add subaccounts and make the new or combined subaccounts available to you at our discretion;
4.	Make new portfolios available under the Variable Account or remove existing portfolios;
5.

Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investment or if we determine that investment in a portfolio is no longer appropriate in light of the Variable Account’s purposes;

6.	Deregister the Variable Account under the Investment Company Act of 1940 if such registration is no longer required;
7.	Operate the Variable Account as a management investment company under the Investment Company Act of 1940 or as any other form permitted by law; and
8.	Make other structural and operational changes affecting the Variable Account; and
9.	Make any changes required by the Investment Company Act of 1940 or any other law.

New or substitute portfolios may have different fees and expenses, and their availability may be limited to certain classes of purchasers.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

The portfolios, which sell their shares to the Subaccounts, may discontinue offering their shares to the Subaccounts.

The Fixed Account

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The basic fixed account is part of Transamerica’s general account. We use general account assets to support our insurance and annuity obligations other than those funded through separate accounts. Subject to applicable law, Transamerica has sole discretion over investment of the fixed account’s assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective interest rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. We have no formula for determining fixed account interest rates in excess of the guaranteed rate nor any duration for such rates. You bear the risk that we will credit only 3% interest.

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The Dollar Cost Averaging Fixed Account. At the time you purchase a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We may declare a higher rate of interest at our sole discretion. We credit interest on the declining balance in the DCA Fixed Account. We will transfer money out of the DCA Fixed Account in equal installments over a period of 6 months (or other periods available at the time of issue) and place it in the subaccounts and basic fixed account according to your instructions. The first such transfer occurs on the Monthly Date after the Reallocation Date. In the last month of the DCA Fixed Account term, we will transfer interest accrued on the declining balance in the DCA Fixed Account.

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There is no charge for participating in the DCA Fixed Account, and transfers under this program do not count in determining any transfer charge.

We reserve the right to stop offering the DCA Fixed Account at any time for any reason.

The fixed account is not registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Portfolios

The Variable Account invests in shares of certain portfolios of the Fund. The Fund is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Fund by the SEC.

Each portfolio’s assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio generally has no effect on the investment performance of any other portfolio. Pending any required approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

You can find more detailed information about the portfolios, including a description of the risks, in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the Fund’s prospectuses carefully.

Portfolio	Sub-Adviser or Adviser and Investment Objective
Asset Allocation – Conservative Portfolio*	Transamerica Fund Advisors, Inc. (Adviser) Seeks current income and preservation of capital. Portfolio Construction Consultant: Morningstar Associates, LLC

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Portfolio	Sub-Adviser or Adviser and Investment Objective
Asset Allocation – Moderate Portfolio*	Transamerica Fund Advisors, Inc. (Adviser) Seeks capital appreciation. Portfolio Construction Consultant: Morningstar Associates, LLC
Asset Allocation – Moderate Growth Portfolio*	Transamerica Fund Advisors, Inc. (Adviser) Seeks capital appreciation. Portfolio Construction Consultant: Morningstar Associates, LLC
Asset Allocation – Growth Portfolio*	Transamerica Fund Advisors, Inc. (Adviser) Seeks capital appreciation and current income. Portfolio Construction Consultant: Morningstar Associates, LLC
International Moderate Growth Fund	Morningstar Associates, LLC Seeks capital appreciation with current income as a secondary objective.
Transamerica Money Market	Transamerica Investment Management, LLC (Sub-Adviser) Seeks to provide maximum current income consistent with preservation of principal and maintenance of liquidity.

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* Each asset allocation portfolio invests in a combination of underlying Fund portfolios.

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Transamerica Fund Advisors, Inc. (“Transamerica Advisors”), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of Transamerica, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund’s Board of Directors. For certain portfolios, Transamerica Advisors has engaged investment sub-advisers to provide portfolio management services. Transamerica Advisors and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectuses for more information regarding Transamerica Advisors and the investment sub-advisers.

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Morningstar Associates, LLC (“Morningstar”), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a “consultant” to Transamerica Advisors for investment model creation and maintenance to the Asset Allocation – Conservative Portfolio, Asset Allocation – Moderate Portfolio, Asset Allocation – Moderate Growth Portfolio and Asset Allocation – Growth Portfolio of the Series Fund. Morningstar will be paid an annual fee for its services. See the Series Fund prospectuses for more information regarding Morningstar.

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Selection of Underlying Portfolios

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The underlying portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (See “Revenue We Receive”.) We have included the Series Fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

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You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Addition, Deletion, or Substitution of Portfolios

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We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios in which the subbacounts of the Variable Account invest. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

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Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Policy owners instruct, so long as such action is required by law.

Before a vote of a portfolio’s shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Cash Value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Policy owners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.

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Services and benefits we provide:	•	The death benefit, cash and loan benefits under the Policy
	•	Investment options, including premium allocations
	•	Administration of elective options and the distribution of reports to owners

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Costs and expenses we incur:	•	Costs associated with processing and underwriting applications, issuing and administering the Policy (including any riders)
	•	Overhead and other expenses for providing services and benefits
	•	Sales and marketing expenses
	•	Other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks we assume:	•	That the charges we may deduct are insufficient to meet our actual claims because insureds die sooner than we estimate
	•	That the costs of providing the services and benefits under the Policies exceed the charges we deduct

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Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Expense Charge

When you make a premium payment, we deduct a premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment. After we deduct any premium expense charge, we apply the remaining amount (the net premium) to the subaccounts and the fixed account according to your allocation instructions. The premium expense charge compensates us for state premium taxes.

Monthly Deduction

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We take a monthly deduction from the Cash Value on the Policy Date and on each Monthly Date. We will make deductions from each subaccount and the fixed account on a pro rata basis (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total Cash Value on the Monthly Date). If the value of any subaccount or the fixed account is insufficient to pay that subaccount’s or fixed account’s portion of the monthly deduction, we will take the monthly deduction on a pro-rata basis from all accounts. Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

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The monthly deduction has two components:

1.	The cost of insurance charge for the Policy; plus
2.	The monthly Policy charge, if applicable.

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The rate of the charge depends on a number of variables (the Insured’s age, gender, risk class) that would cause the charge to vary from Policy to Policy and from Monthly Date to Monthly Date.

Cost of Insurance Charge

The cost of insurance charge is equal to:

•	the cost of insurance rates; multiplied by
•	the net amount at risk for your Policy on the Monthly Date.

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The net amount at risk is equal to:

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•	the death benefit at the beginning of the month; divided by
•

1.00247 which is a “risk rate divisor” (a factor that reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3%); minus

•	the Cash Value at the beginning of the month.

We base the cost of insurance rates on the Insured’s age, gender, and risk class. The factors that affect the net amount at risk for each segment of specified amount include the investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount). The actual monthly cost of insurance rates are based on our expectations as to future mortality experience and expenses. The actual rates we charge will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioner’s Standard Ordinary (C.S.O.) Mortality Tables (smoker/non-smoker) and the Insured’s age and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. For substandard rate classes, these rates could be higher than the rates in the C.S.O. tables. When required by state law, we use a unisex table.

To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the Insured’s gender, attained age, and premium class determined after underwriting. The underwriting class of the Insured will affect the cost of insurance rate. We currently place Insureds into the following underwriting classes:

•	Approved-Preferred Non-Tobacco
•	Approved Non-Tobacco
•	Approved-Rated Non-Tobacco
•	Approved-Rated II Non-Tobacco
•	Approved Preferred Tobacco
•	Approved Tobacco
•	Approved-Rated Tobacco
•	Approved-Rated II Tobacco

Insureds in substandard underwriting classes are considered to have higher mortality risks based on our underwriting standards and guidelines, and consequently are assessed higher cost of insurance rates.

Monthly Policy Charge. We assess a monthly Policy charge to compensate us for administrative expenses such as record keeping, processing death benefit claims and Policy changes, and overhead costs. The monthly Policy charge includes two components:

(1)	a monthly administrative charge of $2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

(2)

a monthly asset based charge equal to an annual rate of 0.55% of the assets in the Variable Account. We deduct this charge from the assets in the Variable Account only during the first 10 Policy years.

Daily Charge

We deduct a daily charge from your Policy’s Cash Value in each subaccount that, together with other fees and charges, compensates us for services rendered, the expenses expected to be incurred and the risks assumed. This charge is equal to:

•	your Policy’s Cash Value in each subaccount, multiplied by
•	the daily pro rata portion of the annual mortality and expense charge rate of 0.75%.

If this charge, combined with other Policy fees and charges, does not cover our total actual costs for services rendered and expenses incurred, we absorb the loss. Conversely, if these fees and charges more than covers actual costs, the excess is added to our surplus. We expect to profit from these charges.

Surrender Charge

If you fully surrender your Policy during the first 6 years following any premium payment, we deduct a surrender charge from your Cash Value and pay the remaining amount (less any outstanding loan amount) to you. The payment you receive is called the Cash Surrender Value. The surrender charge is equal to 7% of the premium(s) that was paid within 6 years of the surrender.

The surrender charge may be significant. You should carefully calculate this charge before you request a surrender. Under some circumstances the level of surrender charges might result in no Cash Surrender Value available if you surrender your Policy in the first few years after paying a premium.

Partial Surrender Charge

You may request partial surrenders of a portion of the Cash Surrender Value; however, the entire amount surrendered in the first Policy year is subject to a 7% surrender charge. After the first Policy year, you may partially surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We deduct a 7% surrender charge on the portion of any partial surrender that exceeds the gain and is attributable to a premium paid within 6 years prior to the partial surrender. For this purpose, we deem any gain to be withdrawn first, and then the oldest premiums in the order they were paid (i.e., first-in-first-out, or “FIFO”).

Transfer Charge

•	We guarantee that you can make 12 transfers each year free from charge. We currently allow an unlimited number of free transfers.
•	We reserve the right to charge $10 for each transfer in excess of 12 during a Policy Year. We will not increase this charge.
•	For purposes of assessing the transfer charge, each written or telephone request is considered to be one transfer, regardless of the number of subaccounts (or fixed account) affected by the transfer.
•	We deduct the transfer charge from the amount being transferred.
•	Transfers we effect on the Reallocation Date, and transfers due to dollar cost averaging, asset rebalancing, and loans, do not count as transfers for the purpose of assessing this charge.

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Loan Interest Spread

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You may take a Fixed Account Policy Loan (secured by Cash Value held in the loan account, which is part of the fixed account). For this type of loan, we currently charge you an annual interest rate on a Policy loan of 4.5% (the guaranteed maximum is 6%), payable at the end of each calendar quarter or, if earlier, the date of any loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death. We also will credit the amount in the loan reserve with interest at a guaranteed minimum effective annual rate of 3%. After offsetting the 3% interest we credit, the net cost of loans currently is 1.5% annually, and is guaranteed to be no more than 3% annually.

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You also may take a Variable Interest Policy Loan (secured by Cash Value in the Fixed Account, the Variable Account, or both). We will charge interest on Variable Interest Policy Loans while such loans are outstanding. Interest on your Variable Interest Policy Loan will be payable in arrears. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of: (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rate used to determine Cash Surrender Value in the fixed account under the Policy during the applicable period plus one percent per year. We will notify you of the initial interest rate to be charged on the loan at the time the loan is made.

Rider Charges

Accelerated Death Benefit Rider. Unless the state where we issued your Policy requires otherwise, we will charge an additional premium equal to 3% of the premium paid for your Policy if you purchase this rider.

Terminal Illness Accelerated Death Benefit Rider. We do not assess an administrative charge for this rider, but we do reduce the single sum benefit by a discount factor to compensate us for expected lost income from the early payment of the death benefit.

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Long-Term Care Accelerated Death Benefit Rider. If you purchase the optional Long-Term Care Accelerated Death Benefit Rider, we will assess an additional charge that is a percentage of the Initial premium paid for your Policy at issue (as shown in the chart on page 26), unless the state where we issued your Policy requires otherwise.

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Portfolio Expenses

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The value of the net assets of each subaccount reflects the deduction of investment advisory fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses reduce the value of your portfolio shares. See the portfolios’ prospectuses for further information on these fees and expenses.

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Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

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•

Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us as an administrative expense. These fees range from 0.10% to 0.40% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

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•

Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

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Incoming Payments to TLIC and AFSG
Fund	Maximum Fee % of assets*
Series Fund **	0.00%

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*              Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

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**            Since the Series Fund is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the Series Fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

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Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the Policies, also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued or managed by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of fund assets. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to

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assist us in the distribution of the Policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Policy.

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For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $3,000 to $112,000 (for a total of $605,041) from the following fund managers and/or sub-advisers to participate in TCI’s events: Saloman Brothers Asset Management, T. Rowe Price Associates, Inc., American Century Investment Management, MFS Investment Management, Mercury Advisors, Great Companies, LLC, Franklin Templeton, Evergreen Investments, Marsico Capital Management, Transamerica Investment Management, Pacific Investment Management Company LLC, Van Kampen Investments, Janus Capital Management, Jennison Associates, and Lehman Brothers/Neuberger Berman.

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Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Policies.

For further details about the compensation payments we make in connection with the sale of the Policies, see "Sale of the Policies" in this prospectus.

The Policy

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The Policy is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the Policy issued and the general Policy description contained in this prospectus because of requirements of the state where your Policy is issued. Some of the state specific differences are included in the prospectus, but this prospectus does not include references to all state specific differences. All state specific Policy features will be described in your Policy.

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Ownership Rights

The Policy belongs to the Owner named in the application. The Owner may exercise all of the rights and options described in the Policy. The Owner is the Insured unless the application specifies a different person as the Insured. If the Owner dies before the Insured and no contingent owner is named, then ownership of the Policy will pass to the Owner’s estate. The principal rights an Owner may exercise are:

•	to designate or change beneficiaries;
•	to receive amounts payable before the death of the Insured;
•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment); and
•	to change the Owner of this Policy.

No designation or change in designation of an Owner will take effect unless we receive written request thereof at our Office. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•

to conform the Policy, our operations, or the Variable Account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the Variable Account is subject; or

•

to assure continued qualification of the Policy as a life insurance contract under the Internal Revenue Code or to meet applicable requirements of federal or state laws relating to variable life policies; or

•	to reflect a change in the Variable Account’s operation; or
•	to provide additional subaccounts and/or fixed account options.

Purchasing a Policy

To purchase a Policy, you must submit a completed application and an initial premium to us at our Office. You may also send the application and initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy and us.

We determine the basic death benefit for a Policy based on the age of the Insured when we issue the Policy, the initial premium paid, and other characteristics of the proposed Insured(s) such as gender and risk class.

Generally, the Policy is available for Insureds between issue ages 30-80 for standard risk classes, and between issue ages 30-70 for non-standard risk classes. We use different underwriting standards (simplified underwriting, or full underwriting) in relation to the Policy. Cost of insurance rate charges for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria. We can provide you with details as to these underwriting standards when you apply for a Policy. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right: (1) to modify our underwriting requirements at any time; or (2) to reject an application for any reason permitted by law. There is no insurance coverage until we complete our underwriting process and accept the application.

Tax-Free "Section 1035" Exchanges

You can generally exchange one life insurance policy for another covering the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current Policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

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Once we determine that the Insured meets our underwriting requirements, and you have paid the initial premium, we issue the Policy, insurance coverage begins, and we begin to deduct monthly charges from your net premium. This date is the Policy Date. On the Policy Date, we will allocate your initial premium (less charges) to the fixed account. Some states may require us to allocate premium according to an Owner’s instructions during the free-look period. On the Reallocation Date, we will transfer your Cash Value from the fixed account to the subaccounts or maintain your Cash Value in the fixed account as you directed on your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

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Full insurance coverage under the Policy will take effect only if the proposed insured is alive and in the same condition of health as described in the application when we deliver the Policy to you.

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Canceling a Policy (Free-Look Period)

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You may cancel a Policy during the free-look period by returning it, with a written request to cancel the Policy, to

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Transamerica at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, or to the agent who sold you the Policy. The free-look period generally expires 10 days after you receive the Policy, but this period will be longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if we never issued it. Within seven calendar days after we receive the returned Policy, we will refund either: (a) an amount equal to the Cash Value plus any charges and taxes we deducted from your premiums or from amounts you allocated to the subaccounts or to the fixed account; or (b) where required by state law, all premiums paid for the Policy.

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Policy Features

Premiums

Allocating Premiums

When you apply for a Policy, you must instruct us to allocate your net premium to one or more subaccounts of the Variable Account and to the fixed account according to the following rules:

•	You must put at least 1% of each net premium in any subaccount or the fixed account you select (you can, of course, put nothing in some subaccounts or the fixed account).
•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.
•

You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification (or any other notification we deem satisfactory) at our Office. The change will be effective as of the Valuation Date on which we receive the change at our Office.

•	Any allocation change will be effective on the date we record the change. We record the allocation change on the same day that we receive at our Office the request for the change.
•	We reserve the right to limit the number of premium allocation changes; and to limit the number of subaccount allocations in effect at any one time.

We will credit interest on your initial net premium from the date we receive payment and the necessary documents at our Office to the Reallocation Date. Interest will be credited at the current fixed account rate. Interest is guaranteed to equal at least 3% annually.

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Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received at our Office before the New York Stock Exchange (“NYSE”) closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment at our Office after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a Valuation Date, that is, on a date the NYSE is open for trading. Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

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On the Policy Date, we will allocate your Cash Value to the fixed account. We also allocate any net premiums we receive from the Policy Date to the Reallocation Date to the fixed account. Different rules may apply to Policies purchased by Owners in California who are age 60 or older. On the Reallocation Date, we will reallocate the Cash Value in the fixed account to the subaccounts or retain it in the fixed account in accordance with the allocation percentages provided in the application. We invest all net premiums paid after the Reallocation Date on the Valuation Date at the unit value next determined after we receive the premium at our Office or at such other office as we may designate from time to time. (Please refer to the Glossary for an explanation of the Reallocation Date.)

Premium Payments

Before we issue a Policy, you must pay an initial premium equal to at least $10,000. Thereafter, you may pay premiums at any time and in any amount of $5,000 or more. However, because most additional premium payments will increase the death benefit, we will require additional underwriting for most additional premium payments.

Your Policy’s schedule page will show the maximum additional premium you can pay during the first two Policy Years without additional underwriting. As indicated below, it is the Company’s policy to use simplified issue

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underwriting for these Policies. However, the Company reserves the right to impose full underwriting on future premium payments. If we return a portion of your premium based on the maximum premium amount, we will not allow you to make additional premium payments until they are allowed by the maximum premium limitations. We

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reserve the right to modify our premium limitations at any time. You make all premium payments to our Office or to one of our authorized agents.

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the maturity date (when the insured reaches age 100), or the date when either (1) the insured dies, or (2) the grace period ends without a sufficient payment, or (3) we receive your signed request to surrender the Policy.

The type of underwriting you qualify for depends upon the amount of premium paid at issue.

Transfers

General

You may make transfers from (i.e., out of) the subaccounts or from the fixed account. If you give telephone transfer privileges to your registered representative, you will be bound by any transfers he/she makes. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request at our Office. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

•	You may make an unlimited number of transfers in a Policy Year.
•	You may request transfers by sending a Written Notice to our Office, or by telephone.
•

For transfers out of the fixed account, you may not transfer more than 25% of the value in the fixed account (not including amounts securing Policy loans), or $1,000 (whichever is greater). If the balance after the transfer is less than $1,000, we will transfer the entire amount in the fixed account. We allow only one transfer out of the fixed account every 12 months.

•

If you have an outstanding Policy Loan, which exceeds 50% of the policy’s Cash Surrender Value, transfers out of the fixed account will be limited such that the balance remaining in the fixed account is no less than two times the excess of your Policy Loan minus 50% of the Cash Surrender Value.

•

We may deduct a $10 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Transfers we effect on the Reallocation Date, and transfers resulting from loans, dollar cost averaging and asset rebalancing are not treated as transfers for the purpose of the transfer charge.

•	We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.
•	We process transfers based on the unit values next determined after we receive your request (which is at the end of the Valuation Date during which we receive your request).

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We will process any transfer order we receive at our Office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Telephone Transfer Privileges

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Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call 1-800-525-6205.

Please note the following regarding telephone transfers:

•	We will employ reasonable procedures to confirm that telephone instructions are genuine.

•

If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

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•	If we do not employ reasonable confirmation procedures, we may be liable for losses from unauthorized or fraudulent instructions.
•

Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

•	We may also require written confirmation of your order.
•	If you do not want the ability to make telephone transfers, you should notify us in writing at our Office.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

In addition, you should protect your personal identification number (PIN) because self-service options will be available to your agent and anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or one authorized by you.

Disruptive Trading and Market Timing

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Statement of Policy. This variable insurance Policy was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

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Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policyowners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

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(1)

dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policyowners invested in those subaccounts, not just those making the transfers.

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We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

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Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will

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not suffer from marketing timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

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Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by standard United States Postal Service First Class mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policyowners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

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In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

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Under our current policies and procedures, we do not:

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•	impose redemption fees on transfers;
•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

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Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

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In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

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Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under the variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policyowners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders which we cannot predict.

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Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may

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adversely affect other policyowners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

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Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policyowners should be aware that we may not have the contractual ability or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policyowners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Owners should be aware that we expect to be contractually obligated to prohibit transfers by Owners identified as potentially problematic by an underlying fund portfolios, and to provide Owner transaction data to the underlying funds portfolios.

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Omnibus Order. Policyowners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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Dollar Cost Averaging

When purchasing a Policy, you may elect to participate in a dollar cost averaging program through which you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

We will transfer money out of the DCA Fixed Account in equal installments over a specified period of 6 months (or other periods available at issue) and place it in the subaccounts according to your instructions. Transfers from the DCA Fixed Account are not restricted by the requirements limiting transfers from the fixed account when there is an outstanding Variable Interest Policy Loan.

Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We credit interest on

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the declining balance in the DCA Fixed Account. We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the DCA Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

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There is no charge for dollar cost averaging. A transfer under this program is not considered a transfer for purposes of assessing the transfer fee.

Dollar Cost Averaging will Terminate if:	•	we receive your request to cancel your participation;
	•	the value in the DCA Fixed Account is depleted;
	•	you elect to participate in the asset rebalancing program; or
	•	you elect to participate in any asset allocation services provided by a third party.

We may modify, suspend, or discontinue the dollar cost averaging program at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which we will automatically transfer amounts periodically to maintain a particular percentage allocation among the subaccounts. Cash Value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the Cash Value in the subaccounts at the end of each period to match your Policy’s currently effective premium allocation schedule. The asset rebalancing program will transfer Cash Value from those subaccounts that have increased in value to those subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The asset rebalancing program does not guarantee gains, nor does it assure that any subaccount will not have losses. Cash Value in the fixed account and the DCA Fixed Account are not available for this program.

To participate in the asset rebalancing program:	•	you must complete an asset rebalancing request form and submit it to us at our Office before the Maturity Date
	•	you must have a minimum Cash Value in all subaccounts of $10,000.

You may elect for asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy Date. You may modify your allocations quarterly. Once we receive the asset rebalancing request form at our Office, we will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy’s current premium allocation schedule. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day the NYSE is open. There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy Year. You can begin or end this program only once each Policy year. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Asset rebalancing will cease if:	•	you elect to participate in the DCA Fixed Account;
	•	we receive your request to discontinue participation;
	•	you make a transfer to or from any subaccount other than under a scheduled rebalancing (not including transfers in connection with loans); or
	•	you elect to participate in any asset allocation services provided by a third party.

Policy Values

Cash Value 	•

varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted, and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans);

	•	serves as the starting point for calculating values under a Policy;
	•	equals the sum of all values in the fixed account (including any amounts held in the fixed account to secure any loans) and in each subaccount of the variable account;
	•	is determined on the Policy Date and on each Valuation Date; and
	•	has no guaranteed minimum amount (except for amounts allocated to the fixed account) and may be more or less than premiums paid.

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Growth Accelerator

At the end of each month, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

Cash Value is greater than 200% of the total premiums paid; and

Cash Value exceeds $50,000.

We will allocate the additional interest to the variable account and the fixed account on a pro-rata basis. We guarantee to credit the monthly interest (0.04167% multiplied by the Cash Value at the end of each month); however, the Policy needs to be requalified to meet the specified requirements on a year-to-year basis. There is no charge for this benefit.

Cash Surrender Value

The Cash Surrender Value is the amount we pay to you when you surrender your Policy. We determine the Cash Surrender Value at the end of the Valuation Period when we receive your written surrender request at our Office.

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Cash Surrender Value on any Valuation Date equals:	•	the Cash Value as of such date; minus
	•	any surrender charge as of such date; minus
	•	any outstanding Policy loans; minus
	•	any interest you owe on the Policy loans.

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Subaccount Value

Each subaccount’s value is the Cash Value in that subaccount. At the end of any Valuation Period, the subaccount’s value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

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The number of units in any subaccount on any Valuation Date equals:	•	the initial units purchased at the unit value on the Policy Date; plus
	•	units purchased with additional net premiums; plus
	•	units purchased via transfers from another subaccount or the fixed account (including transfers from the loan account); plus
	•	units purchased via growth accelerator, if any; minus
	•	units redeemed to pay for monthly deductions; minus
	•	units redeemed to pay for partial surrenders; minus
	•	units redeemed as part of a transfer to another subaccount or the fixed account (including the loan account); minus
	•	units redeemed to pay any partial surrender charges and any transfer charges.

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Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or partial surrender by the unit value for that subaccount next determined at the end of the Valuation Period in which the allocation, transfer or partial surrender request is received at our Office.

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Unit Value

We determine a unit value for each subaccount to reflect how investment results affect the Policy values. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one Valuation Period to the next.

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The unit value of any subaccount at the end of a Valuation Period is calculated as:	•

the total value of the assets held in the subaccount, determined by multiplying the number of shares of the designated portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

	•	a charge equal to the daily net assets of the Subaccount multiplied by the daily pro rata portion of the annual rate for the Daily Charge; minus
	•	the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by
	•	the number of outstanding units in the subaccount before the purchase or redemption of any units on that date.

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The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive at our Office after the close of the regular business session of the NYSE, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

Fixed Account Value

On the Policy Date, the fixed account value is equal to the net premiums allocated to the fixed account, less the portion of the first monthly deduction taken from the fixed account.

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The fixed account value at the end of any Valuation Period is equal to:	•	the net premium(s) allocated to the fixed account; plus
	•	any amounts transferred to the fixed account (including amounts transferred to the loan account); plus
	•	total interest credited to the fixed account; plus
	•	amount credited via Growth Accelerator, if any; minus
	•	amounts charged to pay for monthly deductions; minus
	•	amounts withdrawn or surrendered from the fixed account; minus
	•	amounts transferred from the fixed account (including the loan account) to a subaccount.

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Death Benefit

Death Benefit

While the Policy is in force and if no loan is outstanding when the Insured dies, then, the death benefit is the greater of:

(1)	the Basic Death Benefit; or
(2)	the Guaranteed Minimum Death Benefit (“GMDB”).

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Basic Death Benefit: The Basic Death Benefit is the minimum amount that must be payable at the Insured’s death, before reduction for any outstanding loans, for the Policy to be treated as life insurance under the Internal Revenue Code. We determine the Basic Death Benefit by dividing the Cash Value by the net single premium. The net single premium is the amount of premium needed to provide a paid up death benefit of $1.00, assuming the guaranteed cost of insurance charges, a 4% interest rate, and mortality as set forth in the “Commissioners 1980 Standard Ordinary Mortality Table.” The Basic Death Benefit will change monthly, or as of the date of death, due to changes in the Cash Value. The net single premium will change annually. Only the Basic Death Benefit is paid if there is an outstanding Policy loan when the Insured dies.

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Guaranteed Minimum Death Benefit: Until the Insured’s age 75, the GMDB is the greater of premiums paid (less partial surrenders) or the highest Cash Value on a Policy anniversary (adjusted for subsequent partial surrenders). At age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders. If you take a partial surrender, the GMDB is reduced on a “dollar for dollar” basis. If you have an outstanding Policy Loan, the GMDB will terminate. If you have an outstanding Policy loan when the Insured dies, the death benefit proceeds will be based on the Basic Death Benefit. However, if you repay the Policy loan before the Insured dies, we will reinstate the GMDB.

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As long as the Policy is in force, we will determine the amount of and pay the death benefit proceeds on an individual Policy upon receipt at our Office of satisfactory proof of the Insured’s death, plus written direction (from each eligible recipient of death benefit proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies) or to a contingent beneficiary. If each beneficiary dies before the Insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the Owner or the Owner’s estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options.

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Death Benefit Proceeds equal:	•	the death benefit (described above); minus
	•	any past due monthly deductions; minus
	•	any outstanding Policy loan on the date of death; minus
	•	any interest you owe on the Policy loan(s), minus
	•	any payments under the Accelerated Death Benefit Rider (see below).

If all or part of the death benefit proceeds are paid in one sum, we will pay interest on this sum only if required by applicable state law, from the date we receive due proof of the Insured’s death to the date we make payment.

The Specified Amount shown in the hypothetical illustrations in this prospectus and on the policy schedule page of your Policy is the Basic Death benefit on the Policy Date.

Accelerated Death Benefit Rider

You may exercise the simplified issue Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Accelerated Death Benefit accelerates payment of a portion of the Death Benefit under the Policy that may be payable monthly to the Owner as reimbursement of certain actual charges incurred by the Insured for long-term care. The Insured becomes eligible for benefits under the Accelerated Death Benefit Rider by being certified as a chronically ill individual and by being confined to a nursing or assisted living facility, or by receiving home health care from a home health agency or adult or adult day care in an adult day care center. Unless the state where we issued your Policy requires otherwise, we will charge an additional premium which is equal to 3% of the life insurance premium paid for your Policy if you purchase the optional Accelerated Death Benefit Rider.

The Death Benefit under the Policy will be reduced by the amount paid under the Accelerated Death Benefit Rider. If the Insured dies while the Policy is in force and while benefits under the rider are being paid, the remaining death benefit proceeds will be paid to the Beneficiary and no further payments under this rider will be made to you. However, if the entire death benefit proceeds are paid under the terms of the rider prior to the Insured’s death, the Policy will terminate and there will be no death benefit payable upon the Insured’s death.

Benefits under the Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney on specific points of interest to you.

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The Accelerated Death Benefit Rider is not available under Policies issued on or after May 1, 2006.

Long-Term Care Accelerated Death Benefit Rider

You may exercise the simplified issue Long-Term Care Accelerated Death Benefit Rider for long-term care for issue ages 30 - 79, if such rider was purchased with the Policy. The Long-Term Care Accelerated Death Benefit accelerates payment of a portion of the Death Benefit under the Policy. The Insured becomes eligible for benefits under the Long-Term Care Accelerated Death Benefit Rider by being certified as a Chronically Ill Individual and by being confined to a Nursing or Assisted Living Facility, or by receiving Home Health Care from a Home Health Agency or Adult Day Care in an Adult Day Care Center. If you purchase the optional Long-Term Care Accelerated Death Benefit Rider, we will assess an additional charge that is a percentage of the Initial premium paid for your Policy at issue (as shown in the chart below), unless the state where we issued your Policy requires otherwise. Benefits under the rider are payable monthly to the Owner and are a percentage (maximum of 2% or 4%) of the initial specified amount. If the 4%/2% acceleration benefit is chosen at issue, We determine whether the insured

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receives the 4% or 2% benefit on a monthly basis. Likewise, if the 2%/1% acceleration benefit is chosen at issue, We determine whether the insured receives the 2% or 1% benefit on a monthly basis. The insured must provide written proof of loss within ninety (90) days after the end of each month for which the benefit is payable.

Charge for Long-Term Care Accelerated Death Benefit Rider
Gender / Benefit	4% / 2% Acceleration Benefit	2% / 1% Acceleration Benefit
Male	4.0%	3.0%
Female	7.0%	5.0%

If the 2%/1% benefit is chosen at issue, the monthly benefit amount for a Nursing Home or Assisted Living Facility would equal the lesser of 2% of the initial specified amount or $5,000. For Adult Day Care or Home Health Care, the monthly benefit amount would equal the lesser of 1% of initial specified amount or $2,500.

If the 4%/2% benefit is chosen at issue, the monthly benefit amount for a Nursing Home or Assisted Living Facility would equal the lesser of 4% of the initial specified amount or $5,000. For Adult Day Care or Home Health Care, the monthly benefit amount would equal the lesser of 2% of initial specified amount or $2,500.

The benefit provided is a monthly benefit that is paid to the Owner regardless of actual expenses incurred by the Insured. The monthly benefit is set based on the initial specified amount and is level during the claim period, unless a withdrawal (i.e., a partial surrender or any acceleration of the death benefit under the Policy under any other rider available under the Policy) is taken. If no withdrawal is taken, the entire initial specified amount is available for eventual acceleration, and the maximum total Long-Term Care Accelerated Death Benefit Rider benefits paid will be the initial specified amount. If any withdrawals have been taken, however, the total amount available for acceleration is reduced on a pro-rata basis.

Each rider benefit we pay will reduce the Policy’s death benefit, specified amount, Cash Value, Guaranteed Minimum Death Benefit, surrender charge, or any indebtedness.

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The Death Benefit under the Policy will be reduced by the amount paid under the Long-Term Care Accelerated Death Benefit Rider. If the Insured dies while the Policy is in force and while benefits under the rider are being paid, the remaining death benefit proceeds will be paid to the beneficiary and no further payments under this rider will be made to you. However, if the entire death benefit proceeds are paid under the terms of the rider prior to the Insured’s death, the Policy will terminate and there will be no death benefit payable upon the Insured’s death.

Benefits under the Long-Term Care Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney about the tax treatment of the benefits paid under this rider given your own circumstances.

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The specified amount of the Policy, the Cash Value, the Guaranteed Minimum Death Benefit under the Policy, and the surrender charge under the Policy each will be reduced proportionately to the reduction in the death benefit under the Policy as a result of each rider benefit amount paid.

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If there is any indebtedness under the Policy, a pro-rata portion of each rider benefit amount paid will be used to repay a portion of any indebtedness under the Policy. For example, if the death benefit was $100,000 and the outstanding debt was $10,000, the monthly payment of $2,000 would be reduced by $200 to help pay off the loans.

Once benefit payments begin, We will provide you with a monthly report that shows the effect of each rider benefit payment on the Policy.

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Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available on request from our Office.

Terminal Illness Accelerated Death Benefit Rider

You may exercise the single sum Terminal Illness Accelerated Death Benefit if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months).

The Terminal Illness Accelerated Death Benefit equals the present value of a portion of the death benefit elected by the Owner, up to a maximum of 100% of the death benefit, less any indebtedness (Policy loan plus accrued interest) under the Policy. At the time of payment of the Terminal Illness Accelerated Death Benefit, we will provide you with revised specification pages, which reflect the reduction of values and benefits. The Terminal Illness Accelerated Death Benefit can be elected only once. The rider will terminate when the benefit is paid.

We reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit. Benefits under the Terminal Illness Accelerated Death Benefit are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney.

Full and Partial Surrenders

Full Surrenders

You may send a Written Notice to surrender your Policy for its Cash Surrender Value as calculated at the end of the Valuation Date when we receive your Written Notice.

Full Surrender Conditions:	•

The Insured must be alive and the Policy must be in force when you send your Written Notice. A surrender is effective as of the date when we receive your Written Notice at our Office. We may require that you return the Policy.

	•	You will incur a surrender charge of 7% of any premium payments made within 6 years before the surrender.
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Written Notice to surrender a Policy that are received at our Office before the NYSE closes are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern time). If we receive Written Notice after the NYSE closes, we will process the surrender request using the subaccount unit value determined at the close of the next regular business session of the NYSE.

	•	Once you surrender your Policy, all coverage and other benefits under it cease.
	•	We will pay you the Cash Surrender Value in a lump sum within seven days unless you request other arrangements.

Surrendering the Policy may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Partial Surrenders

You may request a partial surrender of a portion of your Cash Value subject to certain conditions.

•	You must make your partial surrender request to us in writing.
•	You must request at least $500.
•	You may withdraw up to the Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge after the first Policy year.
•	At least $5,000 of Cash Surrender Value must remain in the Policy after the partial surrender.
•	We assess a surrender charge equal to 7% of the whole amount surrendered in the first Policy year.
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We assess a surrender charge equal to 7% of the portion of any partial surrender after the first Policy year that exceeds the gain and is attributable to a premium payment made within 6 years before the partial surrender.

•	We deduct the surrender charge from the remaining Cash Value.

You can specify the subaccount(s) and fixed account from which to make the partial surrender; otherwise we will deduct the amount (including any partial surrender charge) from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

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If you have an outstanding Variable Interest Policy Loan which exceeds 50% of the Cash Surrender Value – and your partial surrender causes your fixed account (excluding any DCA amounts) to fall below two times the excess of your Variable Interest Policy Loan minus 50% of the Cash Surrender Value, we then must secure all or a portion of your Policy loan by automatically transferring the required amount from your Cash Value held in the Variable Account to the fixed account or you cannot make the partial surrender.

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If you have an outstanding Fixed Account Policy Loan your Policy loan has already been secured by your Cash Value held in the Loan Reserve in the fixed account and you can make a partial surrender of up to the amount remaining in the Cash Surrender Value for the policy, subject to the rules outlined above.

>	We will process the partial surrender at the unit values next determined after we receive your request.
>	We generally will pay a partial surrender request within seven days after the Valuation Date when we receive the request.

Partial surrenders may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Loans

General

While the Policy is in force, you may borrow money from us using the Policy as the only collateral for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

To request a Policy Loan, you must complete our Policy Loan Request Form and send it to our Office. We cannot process your request until you have completed all items on that form.

A Policy Loan affects the Policy because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by the amount of any outstanding Policy Loan plus interest you owe on the Policy Loans. Repaying the Policy Loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment.

There are risks involved in taking a Policy Loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding Policy Loans, are not achieved. If the Policy is a Modified Endowment Contract (“MEC”), the Policy Loan will be treated as a distribution from the Policy for federal income tax purposes to the extent of gain in the Policy. A Policy Loan may also have possible adverse tax consequences that could occur if a Policy is surrendered or lapses with Policy Loans outstanding.

Fixed Account Policy Loan

Collateral:

You may take a Fixed Account Policy Loan against the Policy for amounts from $500 up to 90% of the Cash Value net of any surrender charge, minus outstanding loans and any interest you owe. To secure the Fixed Account Policy Loan, we transfer an amount equal to the loan from the Variable Account and the fixed account to the loan account, which is a part of the fixed account. If your loan application does not specify any allocation instructions, we will transfer the loan from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

Amounts in the loan account earn interest at the guaranteed minimum rate of 3% per year, compounded annually. We may credit the loan account with an interest rate different from the fixed account. We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions.

You may repay all or part of your outstanding loans at any time. Loan repayments must be at least $500, and must be clearly marked as “loan repayments” or they will be credited as premiums if they meet minimum premium requirements. Upon each loan repayment, we will transfer an amount equal to the loan repayment from the loan account to the fixed and/or Variable Account according to your current premium allocation schedule.

We deduct any unpaid loans from the Cash Surrender Value and death benefit proceeds payable on the Insured’s death. If any unpaid loan, including interest you owe, equals or exceeds the Cash Value, causing the Cash Surrender Value to become zero, then your Policy will enter a 61-day grace period.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a loan is outstanding. Instead the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy loans are repaid before Insured’s death.

Interest Rate:

We currently charge you an interest rate of 4.50% (the guaranteed maximum is 6%) per year on your loan. Interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of any loan repayment, Policy lapse surrender, Policy termination, or the Insured’s death. Unpaid interest becomes part of the outstanding loan and accrues interest accordingly. We reserve the right to change the interest rate on any new and existing loans. However, the interest rate will never be raised above the guaranteed rate of 6%.

This Fixed Account Policy Loan provision may not be available in all states.

Variable Interest Policy Loan

You may take a Variable Interest Policy Loan against the Policy while it is in force. The amount of your Policy loan may not be greater than 90% of the Cash Value of the Policy less the applicable Surrender Charge as of the date of the Policy loan request, less any outstanding loan amount. The outstanding loan amount is the total Policy loan payoff amount, including accrued loan interest and any new loan(s). The minimum amount of any Policy loan request is $500. Our Policy loan review procedure generally results in making a Policy loan within 7 days after review of the request. However, in certain circumstances, we may be required to defer making a Policy loan for not more than six (6) months after the Policy loan request is made.

The loan date is the date that we process your Policy loan request. The Policy loan may be repaid at any time while the Policy is in force.

Collateral:

The Policy is the only collateral that we require for your Variable Interest Policy Loan. The Cash Value of the Policy becomes the collateral for the repayment of the Policy loan. For a Policy loan of up to 50% of the Cash Value of the Policy, you may choose to have the collateral in the fixed account, the Variable Account or both the fixed and Variable Accounts. For a Policy loan greater than 50% of the Cash Surrender Value of the Policy, an amount of collateral must remain in the fixed account equal to two times the portion of the Policy loan that exceeds 50% of the Cash Surrender Value of the Policy. If the amount in the fixed account is not sufficient to meet this requirement, the additional amount necessary will be transferred automatically from the Variable Account to the fixed account on a pro-rata basis, according to your existing fund allocation instructions.

We will reevaluate Policy values whenever any of the following occurs:

>	A new Policy loan or an addition to an existing Policy loan is taken;
>	A partial withdrawal is processed;
>	A benefit is paid under the Acceleration of Death Benefit Rider; or
>	A transfer is made from the fixed account to the Variable Account.

We will not automatically transfer amounts from the fixed account to the Variable Account. You may request a transfer from the fixed account to the Variable Account within 30 days after a Variable Interest Policy Loan repayment. A transfer to the Variable Account following a Policy loan repayment may be for any amount up to the amount of the repayment. No transfer to the Variable Account will be permitted to the extent that such transfer would result in the fixed account being less than the required amount.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a loan is outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy loans are repaid before Insured’s death.

Interest Rate:

We will charge interest on the Policy loan while it is outstanding. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rated used to determine cash surrender value in the fixed account under the Policy during the applicable period plus 1% per year. The “Published Monthly Average” is Moody’s Corporate Bond Yield Average –Monthly Average Corporates as published by Moody’s Investors Service, Inc., for the calendar month ending two months before the date on which the maximum rate is to be determined. (In the event that the Moody’s Corporate Bond Yield Average –Monthly Average Corporates is no longer published, a substantially similar average, established by regulation by the Iowa Commissioner of Insurance will be instituted.)

We will notify you of the initial interest rate to be charged on the loan at the time a Policy loan is made. We will notify you in advance of any change in the interest rate applicable to any existing Policy loan(s). Interest on your Policy loan is payable in arrears. Interest is due at the end of each calendar quarter, or, if earler, on the date of loan repayment, Policy lapse, surrender Policy termination, or the Insured’s death. Any interest not paid when due will be added to the Policy loan at the end of each calendar quarter.

This Variable Interest Policy Loan provision may not be available in all states.

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Effect of Long-Term Care Accelerated Death Benefit Rider (“Rider”)

If the Policy has any indebtedness, a portion of each Rider benefit amount paid will be used to repay a portion of the indebtedness under the Policy and will reduce the payment made to you for that Policy month. The portion of the Rider benefit used to repay the indebtedness equals the Rider benefit multiplied by the ratio of the respective current indebtedness to the current Policy Death Benefit (before the current Policy month’s Rider benefit is paid).

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Policy Lapse and Reinstatement

Lapse

If you have no outstanding Policy loans, then we guarantee that your Policy will not lapse, regardless of investment performance. If you do have an outstanding loan, then certain circumstances will cause your Policy to enter a grace period during which you must make a sufficient payment to keep your Policy in force:

•	If you have an outstanding Policy loan and your Policy’s Cash Surrender Value becomes zero (or negative), then the Policy will enter a 61-day grace period.

If your Policy enters into a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will specify the minimum payment required and the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans.

Reinstatement

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You may not reinstate your Policy if it lapses unless we issued your Policy in a state that requires that the Policy include a reinstatement provision. If your Policy was issued in a state that requires that the Policy include a reinstatement provision, then you may request a reinstatement of a lapsed Policy within five years of the date of lapse (and prior to the Maturity Date). To reinstate a Policy, you must:

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•	submit a Written Notice requesting reinstatement;
•	provide evidence of insurability that is satisfactory to us; and
•	make a premium payment that is large enough to cover the sum of:
> the monthly deductions not previously paid during the grace period, plus
> $10,000.

We will not reinstate any outstanding loans (including interest you owe). The amount in the loan account on the reinstatement date will be zero. Your Cash Surrender Value on the reinstatement date will equal the premium you pay at reinstatement minus the sum of:

(1)	monthly deductions to cover the grace period;
(2)	one additional monthly deduction; and
(3)	any surrender charge.

The reinstatement date for your Policy will be the monthly date on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (“Code”) in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements. It is uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary’s gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and Cash Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over variable account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

In addition, the Code requires that the investments of the separate account be “adequately diversified” in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

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In General. We believe that the Policy described in this prospectus is a life insurance policy under Code Section 7702. Section 7702 affects the taxation of life insurance policies and places limits on the relationship of the accumulation value to the death benefit. As life insurance policies, the death benefits of the policies are generally excludable from the gross income of the beneficiaries. In the absence of any guidance from the IRS on the issue, we believe that providing an amount at risk after age 99 in the manner provided should be sufficient to maintain the excludability of the death benefit after age 99. However, lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain. Also, any increase in accumulation value should generally not be taxable until received by you or your designee. However, if your Policy is a modified endowment contract you may be taxed when you take a Policy loan, pledge or assign the Policy. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

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Generally, you will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), then the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract” (“MEC”). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The Policy will generally be classified as a MEC, although some policies issued in exchange for life insurance policies are not. You should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

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All distributions other than death benefits from a MEC, including distributions upon surrender and partial surrenders, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the Owner’s investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

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Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly. If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.

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A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.

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If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions (other than Death Benefits) from Policies that are not MECS. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax. Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Policy Loans. Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be treated as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.

Investment in the Policy. Your investment in the Policy is generally the sum of premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the insured’s attained age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or the taxation of the death benefit in whole or in part. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s attained age 100.

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Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any such arrangement, you should be sure to consult a tax advisor as to tax attributes of the arrangement and in its use of life insurance. In recent years, moreover, Congress and the IRS have adopted new rules relating to nonqualified deferred compensation and to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

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Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from Pension Plans and 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, U.S. persons may not elect out of withholding. Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States. The payment of death benefits is generally non-taxable and not subject to withholding.

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Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative tax, if the Policy Owner is subject to that tax.

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Accelerated Death Benefit Rider. We believe that the benefits received under this rider will generally be excludible from gross income, except in certain business contexts. However, taxability of the benefits can also be affected by other factors such as the amount of other long-term care insurance on the Insured. You should consult a tax advisor about the consequences of adding this rider to your Policy.

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Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

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Long-Term Care Accelerated Death Benefit Rider. This rider is intended to provide a long-term care insurance benefit that meets the requirements of Code Section 101(g) and Code Section 7702B(b) and the requirements of the Health Insurance Portability and Accountability Act of 1996. The benefits provided by the rider are intended to be excludable from federal gross income under Code Section 101(g) and Code Section 104 by means of Code Section 7702B. If, in the future, it is determined that this rider does not meet these requirements, We will make reasonable efforts to amend the rider if We are required to do so in order to comply with applicable tax and insurance regulations. You should consult an attorney or a qualified tax advisor about the consequences of adding this rider to your Policy.

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Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Special Rules for Pension Plans and Section 403(b) Plans. If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state income and estate tax consequences could differ from those stated in this prospectus. The purchase may also affect the qualified status of the plan. You should consult a qualified tax advisor in connection with such purchase.

Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.

Other Policy Information

Extending the Maturity Date

You may request to extend the Maturity Date for your Policy. You must make your request in writing and we must receive it at our Office at least 90 days, but no more than 180 days, before the scheduled Maturity Date. After you extend the Maturity Date, we will automatically extend your Maturity Date every year unless you direct us in writing to do otherwise. Interest on any outstanding Policy loan will continue to accrue during the period for which the Maturity Date is extended.

The Cash Value at the Maturity Date will be equal to the death benefit, less any indebtedness. If you choose to extend the Maturity Date, the Cash Value will continue to earn interest and no monthly deductions will be deducted from the Cash Value.

The tax consequences of continuing a Policy beyond the Insured's age 100 are unclear and may include taxation of the gain in the Policy at the original Maturity Date or taxation of the death benefit in whole or in part. You should consult a tax advisor as to those consequences.

Payments We Make

We usually pay the amounts of any surrender, partial surrender, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (SEC); or

•	the SEC permits, by an order or less formal interpretation (e.g., no-action letter), the postponement of any payment for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

We have the right to defer payments of amounts from the fixed account for up to 6 months.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, partial surrenders, death benefit proceeds, or payments under a payment option until such check or draft has been honored.

If mandated under applicable law, we may be required to reject a premium payment and/or block an Owner’s account and thereby refuse to pay any request for transfers, full or partial surrenders, loans or death benefits until instructions are received from the appropriate regulators. If a Policy or account is frozen, the Policy value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We also may be required to provide additional information about you or your account to government regulators.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Cash Surrender Value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Cash Surrender Value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department issued final regulations that would significantly affect the tax treatment of such arrangements. The IRS guidance and the final regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

Policy Termination

Your Policy will terminate on the earliest of:

>	the Maturity Date (Insured’s age 100)	>	the end of the grace period without a sufficient payment
>	the date the Insured dies	>	the date you surrender the Policy

Riders

The following riders are available under the Policy. You must elect to add a rider to your Policy. Each of the following riders may be subject to certain limitations, and may not be available in all states. There may be charges associated with each of these riders. Your agent can help you determine whether certain of the riders are suitable for you. Please contact us for further details about these riders.

Adding riders to an existing Policy or canceling them may have tax consequences. You should consult a tax advisor before doing so.

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The Accelerated Death Benefit Rider accelerates payment of a portion of the death benefit under the Policy that may be payable monthly to the Owner as reimbursement of certain charges incurred by the Insured for long-term care. The Accelerated Death Benefit Rider is not available under Policies issued on or after May 1, 2006.

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The Terminal Illness Accelerated Death Benefit Rider allows the Owner to elect to receive a portion of the death benefit proceeds under the Policy in a single sum benefit if, while the Policy is in force, the Insured has been diagnosed with a terminal condition that is expected to result in death within 12 months.

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The Long-Term Care Accelerated Death Benefit Rider accelerates payment of a portion of the death benefit under the Policy to the Owner as reimbursement of certain charges incurred by the Insured for long-term care. Benefits under this rider may be payable monthly.

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Additional Information

Sale of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the Policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the Policies. TCI markets the Policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. We pay commissions through AFSG to the selling firms for their sales of the Policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is approximately 7% of the initial premium.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

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Special Compensation For Affiliated Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Our parent company also pays for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

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TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guarantees or loan forgiveness.

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Additional Compensation that We Pay to Selected Selling Firms. TCI, in connection with the sales of the Policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the Policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

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Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies and other criteria. For instance, in 2005, TCI, in connection with the sales of our Policies, made flat fee payments to several selling firms ranging from $5,000 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

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During 2005, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Atlas Securities	Hanson McClain/Securities America	Capital Financial Group
Centaurus Financial	Leonard & Company	Harbour Investments
Huntington Investments	MacDonald Investments	Lincoln Financial Advisers
LPL Financial	PNC Bank	Merrill Lynch
NFP Securities	Raymond James Financial	ProEquities
Smith Barney	Suntrust	Securities America
UBS Financial Services	US Bancorp Piper Jaffray	Stifel Nicholas
Wachovia aka Prudential

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During 2005, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2005
Smith Barney/Citigroup	$665,906
UBS Painweber	$592,386
Merrill Lynch	$554,031
Wachovia	$539,959
Linsco/Private Ledger (LPL)	$534,218
Huntington Investments	$308,636
Lincoln Financial Advisers	$44,516
Securities America	$33,792
Suntrust	$33,333
ProEquities	$25,000

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Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Associate Policies

The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits. We are not aware of any class action lawsuits naming us as a defendant or involving the variable account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the Variable Account, on AFSG’s ability to perform under its principal underwriting agreement, or on Transamerica’s ability to meet its obligations under the Policy.

Financial Statements

The financial statements of Transamerica and the Variable Account are included in the SAI.

Table of Contents of the Statement of Additional Information

Glossary

The Policy – General Provisions

Ownership Rights
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Gender
Modifying the Policy
Mixed and Shared Funding
Addition, Deletion, or Substitution of Portfolios

Additional Information

Payment Options
Additional Information about Transamerica and the Variable Account
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sales of the Policies
Report to Owners
Records
Independent Registered Public Accounting Firm
Experts
Financial Statements

Underwriters

Underwriting Standards

IMSA

Performance Data

Other Performance Data in Advertising Sales Literature
Transamerica’s Published Ratings

Legacy Builder Variable Life Separate Account
Transamerica Life Insurance Company

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the Insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the fixed account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

A Policy Loan secured by the Cash Value held in the loan reserve, which is part of the fixed account.

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Indebtedness

Policy loan value plus accrued interest on the Policy loan.

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Initial premium

The amount you must pay before insurance coverage begins under the Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by the Policy.

Lapse

If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

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Loan Amount

The total amount of all outstanding Policy loans, including principal and interest due.

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Maturity Date

The Policy anniversary when the Insured reaches age 100 and life insurance coverage under the Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly administration charge to cover administrative expenses.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-525-6205.

Owner (you, your)

The person entitled to exercise all rights as Owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date. Different rules may apply to Policies purchased by Owners in California who are age 60 or older.

Subaccount

A subdivision of the Separate Account VUL-A. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

To cancel the Policy by signed request from the Owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time on each Valuation Date) on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Separate Account VUL-A. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy loan secured by the Cash Value held in the Variable Account, the fixed account or both the fixed and Variable Accounts.

We, Us, Our (Transamerica)

Transamerica Life Insurance Company.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

Prospectus Back Cover

Personalized Illustrations of Policy Benefits

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In order to help you understand how your Policy Values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, Cash Surrender Value and Cash Value. These hypothetical illustrations will be based on the age and insurance risk characteristics of the Insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations are not a representation or guarantee of investment returns or Cash Value.

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Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our Office at:

Transamerica Life Insurance Company
P.O. Box 3183
Cedar Rapids, Iowa 52406-3183
1-800-525-6205
(Monday – Friday from 8:00 a.m. – 4:30 p.m. Central time)

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More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. The Registrant’s file numbers are listed below.

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AFSG serves as the principal underwriter for the Policies. More information about AFSG is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

SEC File No. 333-86231/811-9115

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

FOR LEGACY BUILDER PLUS

STATEMENT OF ADDITIONAL INFORMATION

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May 1, 2006

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LEGACY BUILDER PLUS

issued through

Separate Account VUL-A

by

Transamerica Life Insurance Company

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499

1-800-525-6205

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This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Legacy Builder Plus flexible premium variable life insurance policy offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2006, by calling 1-800-525-6205 (Monday – Friday from 8:00 a.m. – 4:30 p.m. Central time), or by writing to the administrative office at, Transamerica Life, 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

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This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the

AEGON/Transamerica Series Trust – Initial and Service Class, AIM Variable Insurance Funds – Series I Shares, Dreyfus Stock Index Fund – Initial Class, Dreyfus Variable Investment Fund, Dreyfus Variable Investment Fund – Initial Class, MFS( Variable Insurance Trust, Oppenheimer Variable Account Funds, and Variable Insurance Products Funds (VIP) – Service Class 2.

Glossary	1
The Policy – General Provisions	3
Ownership Rights	3

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Our Right to Contest the Policy	3
Suicide Exclusion	4

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Misstatement of Age or Gender	4
Modifying the Policy	4

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Mixed and Shared Funding	4

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Addition, Deletion, or Substitution of Portfolios	5
Additional Information	5
Payment Options	5

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Additional Information about Transamerica and the Variable Account	5

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Legal Matters	6
Variations in Policy Provisions	6
Personalized Illustrations of Policy Benefits	6
Sale of the Policies	6

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Reports to Owners	6

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Records	7
Independent Registered Public Accounting Firm	7
Experts	7

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Financial Statements	7
Underwriters	7
Underwriting Standards	7
IMSA	8

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Performance Data	9
Other Performance Data in Advertising Sales Literature	9

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Transamerica’s Published Ratings	9
Index to Financial Statements	9

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Separate Account VUL-A-Legacy Builder Plus	F-1

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Transamerica Life Insurance Company	F-41

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i

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

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A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Indebtedness

Policy loan value plus accrued interest on the Policy loan.

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Initial premium

The amount you must pay before insurance coverage begins under the Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by the Policy.

Lapse

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If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Loan Amount

The total amount of all outstanding Policy loans, including principal and interest due.

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Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under this Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly charge to cover administrative expenses.

Net Premium

The amount we receive as premium, less the premium expense charge.

1

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-525-6205.

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date. Different rules may apply to Policies purchased by Owners in California who are age 60 or older.

Subaccount

A subdivision of the Separate Account VUL-A. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

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To cancel the Policy by signed request from the Owner.

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Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time on each Valuation Date) on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Separate Account VUL-A. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

we, us, our (Transamerica)

Transamerica Life Insurance Company.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

2

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the Owner named in the application. The Owner may exercise all of the rights and options described in the Policy. The Owner is the Insured unless the application specifies a different person as the Insured. If the Owner dies before the Insured and no contingent owner is named, then ownership of the Policy will pass to the Owner’s estate. The Owner may exercise certain rights described below.

Changing the Owner

•	You may change the Owner by providing a Written Notice to us at any time while the Insured is alive.
•	The change takes effect on the date that the Written Notice is received at our Office, and accepted by us.
•	We are not liable for any actions we take before we receive the Written Notice at our Office.
•	Changing the Owner does not automatically change the beneficiary or the Insured.
•	Changing the Owner may have tax consequences.

Selecting and Changing the Beneficiary

•	You designate the beneficiary (the person to receive the death benefit when the Insured dies) in the application.
•	If you designate more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
•	If the beneficiary dies before the Insured, then any contingent beneficiary becomes the beneficiary.
•	If both the beneficiary and contingent beneficiary die before the Insured, then we will pay the death benefit to the Owner or the Owner’s estate once the Insured dies.
•	You can change the beneficiary by providing us with a Written Notice while the Insured is living.
•	The change in beneficiary is effective after it has been recorded in our Office and as of the date you sign the Written Notice.
•	We are not liable for any actions we take before we receive the Written Notice at our Office.

Assigning the Policy

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•	You may assign Policy rights while the Insured is alive by submitting a Written Notice.
•	The Owner retains any ownership rights that are not assigned.
•	Assignee may not change the Owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.
•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
•

If you assign your Policy as collateral for a loan, you should consider that loans secured by this Policy are treated as distributions and could be subject to income tax and a 10% penalty if you are under age 59½.

•	We are not:
> bound by any assignment unless we receive at our Office, a Written Notice of the assignment;
> responsible for the validity of any assignment; or
> liable for any actions we take before we receive (at our Office) Written Notice of the assignment.
•	Assigning the Policy may have tax consequences.

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Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for you and/or the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured’s lifetime for two years from the Policy Date, or if reinstated, for two years from the date of reinstatement.

3

Suicide Exclusion

If the Insured commits suicide, while sane or insane, within two years of the Policy Date, the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any loans (including any accrued interest), and less any partial surrenders.

Misstatement of Age or Gender

If the Insured’s age or gender was stated incorrectly in the application or any supplemental application, we will adjust the death benefit to the amount that would have been payable at the correct age and gender based on the most recent deduction for cost of insurance. If the Insured’s age has been overstated or understated, we will calculate future monthly deductions using the cost of insurance based on the Insured’s correct age and gender.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•

to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or

•	to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or
•	to reflect a change in the variable account’s operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with such laws.

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

In the absence of fraud or non-payment of a Monthly Deduction, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the Insured's lifetime for two years after:

(a)	the Policy Date;
(b)	the effective date of any increase in the Specified Amount (and then only for the increased amount); or
(c)	the effective date of any reinstatement.

Mixed and Shared Funding

In addition to the variable account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither Transamerica nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund’s Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

4

If a fund’s Board of Directors (Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, then variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the Variable Account. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the Variable Account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other Variable Accounts, or subaccounts.

Additional Information

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available upon request.

Additional Information about Transamerica and the Variable Account

Transamerica Life Insurance Company is a stock life insurance company that is a wholly-owned indirect subsidiary of AEGON USA, Inc. AEGON USA, Inc. is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation that is a publicly traded international insurance group. Transamerica’s home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica was incorporated in 1961 under Iowa law and is subject to regulation by the Iowa Commissioner of Insurance. Transamerica is engaged in the business of issuing life insurance policies and annuity contracts, and is licensed to do business in the District of Columbia, Guam and all states except New York. Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. Transamerica has filed the Policy described in this prospectus with insurance officials in those jurisdictions in which the Policy is sold. Transamerica intends to reinsure a portion of the risks assumed under the Policies.

Transamerica holds the assets of the variable account physically segregated and apart from the general account. Transamerica maintains records of all purchases and sale of portfolio shares by each of the subaccounts. A blanket bond in the amount of $10 million (subject to a $1 million deductible), covering directors, officers and all employees of AEGON USA, Inc. and its affiliates has been issued to Transamerica and its affiliates. A Stockbrokers Blanket Bond, issued to AEGON USA providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million (subject to a $50,000 deductible).

5

Legal Matters

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All legal matters relating to the Policy under federal securities laws pertaining to the Policy have been passed upon by Sutherland Asbill & Brennan LLP of Washington, D.C. and Arthur D. Woods, Esq., Vice President and Counsel of Transamerica.

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Variations in Policy Provisions

Certain provisions of the Policy may vary from the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific differences as any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that may be applicable in your state.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations without charge and upon request showing the death benefit, Cash Surrender Value and Cash Value. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations are not a representation or guarantee of investment returns or Cash Value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are our affiliates and like us, are indirect, wholly owned subsidiary of AEGON USA. AFSG and TCI are registered broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with AFSG. AFSG compensates these selling first for their services. Sales representatives are appointed as our insurance agents.

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During fiscal years 2005, 2004, and 2003, the amounts paid to AFSG in connection with all Policies sold through the separate account were $0, $0, and $1,500, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. Or parent company provides capital contributions to AFSG and pays for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

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We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

Once each calendar quarter, we plan to mail to Owners at their last known address a report showing the following information as of the end of the report period:

>	the current Cash Value	>	any activity since the last report (e.g., premiums paid,
>	the current Cash Surrender Value		withdrawals, deductions, loans or loan repayments, and other
>	the current death benefit		transactions)
>	any other information required by law

6

We may amend these reporting procedures at any time, and/or provide less frequent reports.

Records

We will maintain all records relating to the Variable Account and the Fixed Account.

Independent Registered Public Accounting Firm

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The financial statements of the Variable account at December 31, 2005 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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Experts

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Actuarial matters included in the prospectus have been examined by Lorne Schinbein, Vice President and Managing Actuary of Transamerica, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the Registration Statement.

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Financial Statements

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Transamerica’s statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. Transamerica’s statutory-basis financial statements and schedules should be distinguished from the Variable Account’s financial statements and schedules and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.

The financial statements for Separate Account VUL-A, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

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Underwriters

Underwriting Standards

Your cost of insurance charge will vary by the Insured’s gender, issue age on the Policy Date, length of time from the Policy Date, and rate class. We currently place Insureds into the following rate classes:

•	Approved-Preferred Non-Tobacco
•	Approved Non-Tobacco
•	Approved-Rated Non-Tobacco
•	Approved-Rated II Non-Tobacco
•	Approved-Preferred Tobacco
•	Approved Tobacco
•	Approved-Rated Tobacco
•	Approved-Rated II Tobacco

7

Simplified Issue Guidelines.

If simplified issue underwriting is used, then in the second and subsequent Policy years, you will have different options depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.

Pay an amount up to the difference between the simplified issue limit and the amount paid in the first Policy year, but not more than the amount paid in the first Policy year, with no additional underwriting. This option is only available if no partial withdrawals have been taken.

2.

Pay an amount that exceeds the limit in option (1) up to your attained Age times 1,500, subject to simplified issue underwriting. “Attained Age” is defined as the insured’s age on the Policy Date, plus the number of completed Policy years since the Policy Date.

3.	Pay an amount that exceeds the limit in option (2) on a fully underwritten basis.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.

IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)

2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

Fully Underwritten Guidelines.

If full underwriting is used, then in the second and subsequent Policy years, you will have different options available to you depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.

Pay an amount up to the difference between the underwriting premium and the amount paid in the first Policy year. The underwriting premium is the total premium that you designate yourself to be underwritten for. This option is only available if no partial withdrawals have been taken and if the underwriting premium actually exceeds total premium paid in the first Policy year.

2.

Pay an amount that exceeds the limit in option (1) up to the attained Age times 1,500, subject to simplified issue underwriting. Note that this option may not exist if the limit in (1) exceeds the attained Age times 1,500.

3.	Pay an amount that exceeds the greater of the limit in options (1) and (2) on a fully underwritten basis.

With respect to both options 2 and 3, the premium will not be accepted if you do not qualify for the underwriting class under which the Policy was issued.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.

IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than the simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)

2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

8

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each Subaccount's performance to the performance of:
•	other variable life issuers in general;
•

variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

>

Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
>

indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Transamerica's Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the Separate Account, the Subaccounts, the funds or their portfolios, or to their performance.

Separate Account VUL-A-Legacy Builder Plus:

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Report of Independent Registered Public Accounting Firm, dated February 3, 2006

Statements of Assets and Liabilities at December 31, 2005

Statements of Operations for the year ended December 31, 2005

Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004

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Notes to the Financial Statements

Transamerica Life Insurance Company:

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Report of Independent Registered Public Accounting Firm, dated February 17, 2006

Statutory-Basis Balance Sheets at December 31, 2005 and 2004

Statutory-Basis Statements of Operations for the years ended December 31, 2005, 2004 and 2003

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2005, 2004 and 2003

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2005, 2004 and 2003

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Notes to Financial Statements--Statutory-Basis

Statutory-Basis Financial Statement Schedules

9

Report of Independent Auditor

The Board of Directors and Contract Owners

of Legacy Builder Plus

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of the Transamerica Life Insurance Company Separate Account VUL-A (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Core Equity, AIM V.I. Premier Equity, Dreyfus Stock Index, Dreyfus VIF — Money Market, Dreyfus VIF — Small Company Stock, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Global Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer High Income, Oppenheimer Strategic Bond, Van Kampen Mid-Cap Growth, Janus Growth, Transamerica Equity, Fidelity — VIP Equity-Income, Fidelity — VIP Growth, Fidelity — VIP High Income, Fidelity — VIP Contrafund®, Fidelity — VIP Investment Grade Bond, Fidelity — VIP Growth & Income, Fidelity — VIP Balanced, and Fidelity — VIP Mid Cap subaccounts), which are available for investment by contract owners of Legacy Builder Plus, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VUL-A which are available for investment by contract owners of Legacy Builder Plus at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Assets
Investment in securities:
Number of shares	2,137.374	6,280.911	996.214	3,952.355	2,818.083

Cost	$45,073	$77,090	$21,063	$80,908	$78,516

Investments in mutual funds, at net asset value	$52,750	$74,554	$23,361	$88,217	$89,671
Receivable for units sold	—	—	—	—	—

Total assets	52,750	74,554	23,361	88,217	89,671

Liabilities
Payable for units redeemed	66	1	35	5	6

	$52,684	$74,553	$23,326	$88,212	$89,665

Net Assets:
Deferred annuity contracts terminable by owners	$52,684	$74,553	$23,326	$88,212	$89,665

Total net assets	$52,684	$74,553	$23,326	$88,212	$89,665

Accumulation units outstanding	74,626	57,508	30,731	128,858	96,293

Accumulation unit value	$0.705973	$1.296402	$0.759054	$0.684564	$0.931169

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2005

	Dreyfus VIF — Money Market Subaccount	Dreyfus VIF — Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares	25,385.490	3,895.149	4,066.907	5,651.526	13,703.036

Cost	$25,385	$66,793	$63,755	$73,767	$251,438

Investments in mutual funds, at net asset value	$25,385	$84,797	$77,800	$92,742	$283,516
Receivable for units sold	7	—	—	—	—

Total assets	25,392	84,797	77,800	92,742	283,516

Liabilities
Payable for units redeemed	—	19	10	8	24

	$25,392	$84,778	$77,790	$92,734	$283,492

Net Assets:
Deferred annuity contracts terminable by owners	$25,392	$84,778	$77,790	$92,734	$283,492

Total net assets	$25,392	$84,778	$77,790	$92,734	$283,492

Accumulation units outstanding	22,919	61,634	148,382	109,004	190,823

Accumulation unit value	$1.107915	$1.375509	$0.524254	$0.850740	$1.485626

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2005

	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer High Income Subaccount
Assets
Investment in securities:
Number of shares	4,221.629	6,525.468	3,160.342	6,827.116	4,390.423

Cost	$69,619	$132,026	$105,177	$130,083	$35,003

Investments in mutual funds, at net asset value	$100,221	$217,820	$121,736	$148,763	$37,055
Receivable for units sold	—	—	—	—	—

Total assets	100,221	217,820	121,736	148,763	37,055

Liabilities
Payable for units redeemed	33	76	4	7	4

	$100,188	$217,744	$121,732	$148,756	$37,051

Net Assets:
Deferred annuity contracts terminable by owners	$100,188	$217,744	$121,732	$148,756	$37,051

Total net assets	$100,188	$217,744	$121,732	$148,756	$37,051

Accumulation units outstanding	86,611	180,678	139,736	150,387	29,297

Accumulation unit value	$1.156756	$1.205151	$0.871154	$0.989153	$1.264665

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2005

	Oppenheimer Strategic Bond Subaccount	Van Kampen Mid-Cap Growth Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount	Fidelity — VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares	22,701.797	3,210.985	2,451.294	4,044.943	8,219.418

Cost	$102,158	$58,225	$77,962	$67,242	$156,276

Investments in mutual funds, at net asset value	$116,006	$61,587	$94,032	$96,553	$206,883
Receivable for units sold	—	—	—	—	—

Total assets	116,006	61,587	94,032	96,553	206,883

Liabilities
Payable for units redeemed	11	42	12	12	21

	$115,995	$61,545	$94,020	$96,541	$206,862

Net Assets:
Deferred annuity contracts terminable by owners	$115,995	$61,545	$94,020	$96,541	$206,862

Total net assets	$115,995	$61,545	$94,020	$96,541	$206,862

Accumulation units outstanding	79,744	128,722	168,976	105,887	164,492

Accumulation unit value	$1.454597	$0.478120	$0.556413	$0.911736	$1.257579

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2005

	Fidelity — VIP Growth Subaccount	Fidelity — VIP High Income Subaccount	Fidelity — VIP Contrafund® Subaccount	Fidelity — VIP Investment Grade Bond Subaccount	Fidelity — VIP Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	4,067.158	2,383.601	1,511.420	8,399.837	761.770

Cost	$130,863	$13,785	$31,050	$109,105	$10,012

Investments in mutual funds, at net asset value	$135,396	$14,492	$46,385	$105,586	$11,069
Receivable for units sold	—	—	—	—	—

Total assets	135,396	14,492	46,385	105,586	11,069

Liabilities
Payable for units redeemed	69	1	9	7	1

	$135,327	$14,491	$46,376	$105,579	$11,068

Net Assets:
Deferred annuity contracts terminable by owners	$135,327	$14,491	$46,376	$105,579	$11,068

Total net assets	$135,327	$14,491	$46,376	$105,579	$11,068

Accumulation units outstanding	200,432	14,466	38,137	76,127	11,030

Accumulation unit value	$0.675175	$1.001722	$1.216050	$1.386882	$1.003470

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2005

	Fidelity — VIP Balanced Subaccount	Fidelity — VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	4,851.925	3,975.364

Cost	$67,014	$75,666

Investments in mutual funds, at net asset value	$70,935	$137,826
Receivable for units sold	—	—

Total assets	70,935	137,826

Liabilities
Payable for units redeemed	5	35

	$70,930	$137,791

Net Assets:
Deferred annuity contracts terminable by owners	$70,930	$137,791

Total net assets	$70,930	$137,791

Accumulation units outstanding	65,730	72,373

Accumulation unit value	$1.079118	$1.903895

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount
Net investment income (loss)
Income:
Dividends	$32	$2,426	$348	$733
Expenses:
Administrative, mortality and expense risk charges	369	586	169	716

Net investment income (loss)	(337)	1,840	179	17

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,516	21,568	677	45,789
Cost of investments sold	1,538	20,728	628	36,425

Net realized capital gains (losses) on investments	(22)	840	49	9,364
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,384	(544)	1,511	12,851
End of period	7,677	(2,536)	2,298	7,309

Net change in unrealized appreciation/depreciation of investments	4,293	(1,992)	787	(5,542)

Net realized and unrealized capital gains (losses) on investments	4,271	(1,152)	836	3,822

Increase (decrease) in net assets from operations	$3,934	$688	$1,015	$3,839

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2005

	Dreyfus Stock Index Subaccount	Dreyfus VIF — Money Market Subaccount	Dreyfus VIF — Small Company Stock Subaccount	MFS Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$1,444	$699	$—	$—
Expenses:
Administrative, mortality and expense risk charges	663	202	726	705

Net investment income (loss)	781	497	(726)	(705)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	4,711	—
Proceeds from sales	11,645	7,827	18,284	54,306
Cost of investments sold	12,812	7,827	14,752	55,759

Net realized capital gains (losses) on investments	(1,167)	—	8,243	(1,453)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,270	—	25,554	5,831
End of period	11,155	—	18,004	14,045

Net change in unrealized appreciation/depreciation of investments	3,885	—	(7,550)	8,214

Net realized and unrealized capital gains (losses) on investments	2,718	—	693	6,761

Increase (decrease) in net assets from operations	$3,499	$497	$(33)	$6,056

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2005

	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount
Net investment income (loss)
Income:
Dividends	$551	$7,432	$832	$2,349
Expenses:
Administrative, mortality and expense risk charges	776	2,377	873	1,594

Net investment income (loss)	(225)	5,055	(41)	755

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	14,570	—	—
Proceeds from sales	31,848	136,785	61,978	39,133
Cost of investments sold	30,665	125,194	49,252	29,866

Net realized capital gains (losses) on investments	1,183	26,161	12,726	9,267
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	12,352	58,066	25,549	69,840
End of period	18,975	32,078	30,602	85,794

Net change in unrealized appreciation/depreciation of investments	6,623	(25,988)	5,053	15,954

Net realized and unrealized capital gains (losses) on investments	7,806	173	17,779	25,221

Increase (decrease) in net assets from operations	$7,581	$5,228	$17,738	$25,976

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2005

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount
Net investment income (loss)
Income:
Dividends	$1,231	$1,587	$2,990	$4,980
Expenses:
Administrative, mortality and expense risk charges	997	1,074	324	843

Net investment income (loss)	234	513	2,666	4,137

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	22,163	40,783	17,309	2,850
Cost of investments sold	21,077	37,037	18,243	2,572

Net realized capital gains (losses) on investments	1,086	3,746	(934)	278
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,925	14,233	3,235	16,125
End of period	16,559	18,680	2,052	13,848

Net change in unrealized appreciation/depreciation of investments	4,634	4,447	(1,183)	(2,277)

Net realized and unrealized capital gains (losses) on investments	5,720	8,193	(2,117)	(1,999)

Increase (decrease) in net assets from operations	$5,954	$8,706	$549	$2,138

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2005

	Van Kampen Mid-Cap Growth Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount	Fidelity — VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$60	$—	$314	$3,313
Expenses:
Administrative, mortality and expense risk charges	485	559	635	1,634

Net investment income (loss)	(425)	(559)	(321)	1,679

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,358	8,191
Proceeds from sales	9,389	54,236	4,612	36,683
Cost of investments sold	8,716	39,556	3,736	33,331

Net realized capital gains (losses) on investments	673	14,680	2,234	11,543
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(867)	24,916	18,248	53,538
End of period	3,362	16,070	29,311	50,607

Net change in unrealized appreciation/depreciation of investments	4,229	(8,846)	11,063	(2,931)

Net realized and unrealized capital gains (losses) on investments	4,902	5,834	13,297	8,612

Increase (decrease) in net assets from operations	$4,477	$5,275	$12,976	$10,291

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2005

	Fidelity — VIP Growth Subaccount	Fidelity — VIP High Income Subaccount	Fidelity — VIP Contrafund® Subaccount	Fidelity — VIP Investment Grade Bond Subaccount
Net investment income (loss)
Income:
Dividends	$352	$2,108	$61	$3,974
Expenses:
Administrative, mortality and expense risk charges	965	107	349	836

Net investment income (loss)	(613)	2,001	(288)	3,138

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	9	2,505
Proceeds from sales	3,305	354	6,810	10,779
Cost of investments sold	3,914	292	5,039	10,971

Net realized capital gains (losses) on investments	(609)	62	1,780	2,313
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,792)	2,549	10,036	758
End of period	4,533	707	15,335	(3,519)

Net change in unrealized appreciation/depreciation of investments	7,325	(1,842)	5,299	(4,277)

Net realized and unrealized capital gains (losses) on investments	6,716	(1,780)	7,079	(1,964)

Increase (decrease) in net assets from operations	$6,103	$221	$6,791	$1,174

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2005

	Fidelity — VIP Growth & Income Subaccount	Fidelity — VIP Balanced Subaccount	Fidelity — VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$512	$2,008	$—
Expenses:
Administrative, mortality and expense risk charges	187	683	975

Net investment income (loss)	325	1,325	(975)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	60	2,175
Proceeds from sales	28,473	56,808	11,774
Cost of investments sold	28,336	49,477	6,946

Net realized capital gains (losses) on investments	137	7,391	7,003
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,287	7,499	47,420
End of period	1,057	3,921	62,160

Net change in unrealized appreciation/depreciation of investments	(230)	(3,578)	14,740

Net realized and unrealized capital gains (losses) on investments	(93)	3,813	21,743

Increase (decrease) in net assets from operations	$232	$5,138	$20,768

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Government Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(337)	$(422)	$1,840	$2,569
Net realized capital gains (losses) on investments	(22)	(5,335)	840	116
Net change in unrealized appreciation/depreciation of investments	4,293	8,457	(1,992)	(1,135)

Increase (decrease) in net assets from operations	3,934	2,700	688	1,550

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(142)	(67)	(5,127)	5,582
Contract terminations, withdrawals, and other deductions	—	(15,621)	(3,915)	—
Contract maintenance charges	(1,001)	(1,019)	(1,285)	(1,346)

Increase (decrease) in net assets from contract transactions	(1,143)	(16,707)	(10,327)	4,236

Net increase (decrease) in net assets	2,791	(14,007)	(9,639)	5,786

Net assets:
Beginning of the period	49,893	63,900	84,192	78,406

End of the period	$52,684	$49,893	$74,553	$84,192

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AIM V.I. Core Equity Subaccount		AIM V.I. Premier Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$179	$6	$17	$(555)
Net realized capital gains (losses) on investments	49	3,792	9,364	5,259
Net change in unrealized appreciation/depreciation of investments	787	(1,474)	(5,542)	(737)

Increase (decrease) in net assets from operations	1,015	2,324	3,839	3,967

Contract transactions
Net contract purchase payments	—	—	—	1
Transfer payments from (to) other subaccounts or general account	(3)	(1,631)	(12,524)	(29,182)
Contract terminations, withdrawals, and other deductions	—	(17,198)	(14,227)	(24,702)
Contract maintenance charges	(508)	(421)	(2,054)	(2,763)

Increase (decrease) in net assets from contract transactions	(511)	(19,250)	(28,805)	(56,646)

Net increase (decrease) in net assets	504	(16,926)	(24,966)	(52,679)

Net assets:
Beginning of the period	22,822	39,748	113,178	165,857

End of the period	$23,326	$22,822	$88,212	$113,178

See accompanying notes

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Dreyfus Stock Index Subaccount		Dreyfus VIF — Money Market Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$781	$900	$497	$(26)
Net realized capital gains (losses) on investments	(1,167)	(914)	—	—
Net change in unrealized appreciation/depreciation of investments	3,885	8,095	—	—

Increase (decrease) in net assets from operations	3,499	8,081	497	(26)

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(1,697)	(100)	(3,587)	(21,558)
Contract terminations, withdrawals, and other deductions	—	—	—	(32,635)
Contract maintenance charges	(1,592)	(1,541)	(336)	(486)

Increase (decrease) in net assets from contract transactions	(3,289)	(1,641)	(3,923)	(54,679)

Net increase (decrease) in net assets	210	6,440	(3,426)	(54,705)

Net assets:
Beginning of the period	89,455	83,015	28,818	83,523

End of the period	$89,665	$89,455	$25,392	$28,818

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Dreyfus VIF — Small Company Stock Subaccount		MFS Emerging Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(726)	$(690)	$(705)	$(798)
Net realized capital gains (losses) on investments	8,243	6,541	(1,453)	(7,257)
Net change in unrealized appreciation/depreciation of investments	(7,550)	9,597	8,214	20,028

Increase (decrease) in net assets from operations	(33)	15,448	6,056	11,973

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	357	(233)	(9,830)	13,048
Contract terminations, withdrawals, and other deductions	(16,124)	—	(31,319)	(2,967)
Contract maintenance charges	(1,760)	(1,688)	(1,561)	(2,046)

Increase (decrease) in net assets from contract transactions	(17,527)	(1,921)	(42,710)	8,035

Net increase (decrease) in net assets	(17,560)	13,527	(36,654)	20,008

Net assets:
Beginning of the period	102,338	88,811	114,444	94,436

End of the period	$84,778	$102,338	$77,790	$114,444

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	MFS Research Subaccount		MFS Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(225)	$212	$5,055	$3,411
Net realized capital gains (losses) on investments	1,183	(757)	26,161	4,887
Net change in unrealized appreciation/depreciation of investments	6,623	15,579	(25,988)	27,973

Increase (decrease) in net assets from operations	7,581	15,034	5,228	36,271

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(1,484)	26,767	21,954	1,875
Contract terminations, withdrawals, and other deductions	(27,954)	(3,053)	(109,329)	(32,971)
Contract maintenance charges	(1,636)	(1,594)	(4,981)	(6,691)

Increase (decrease) in net assets from contract transactions	(31,074)	22,120	(92,356)	(37,787)

Net increase (decrease) in net assets	(23,493)	37,154	(87,128)	(1,516)

Net assets:
Beginning of the period	116,227	79,073	370,620	372,136

End of the period	$92,734	$116,227	$283,492	$370,620

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	MFS Utilities Subaccount		Oppenheimer Global Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(41)	$810	$755	$1,115
Net realized capital gains (losses) on investments	12,726	(2,319)	9,267	3,981
Net change in unrealized appreciation/ depreciation of investments	5,053	31,058	15,954	31,540

Increase (decrease) in net assets from operations	17,738	29,549	25,976	36,636

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(10,960)	(1,334)	(782)	(3,332)
Contract terminations, withdrawals, and other deductions	(35,146)	—	(32,873)	(12,823)
Contract maintenance charges	(2,323)	(2,361)	(3,900)	(4,068)

Increase (decrease) in net assets from contract transactions	(48,429)	(3,695)	(37,555)	(20,223)

Net increase (decrease) in net assets	(30,691)	25,854	(11,579)	16,413

Net assets:
Beginning of the period	130,879	105,025	229,323	212,910

End of the period	$100,188	$130,879	$217,744	$229,323

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Oppenheimer Capital Appreciation Subaccount		Oppenheimer Main Street Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$234	$(564)	$513	$127
Net realized capital gains (losses) on investments	1,086	(3,146)	3,746	(616)
Net change in unrealized appreciation/ depreciation of investments	4,634	11,674	4,447	9,724

Increase (decrease) in net assets from operations	5,954	7,964	8,706	9,235

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(14)	(450)	27,351	(3,004)
Contract terminations, withdrawals, and other deductions	(18,801)	(13,841)	—	(3,178)
Contract maintenance charges	(2,349)	(2,278)	(3,035)	(2,239)

Increase (decrease) in net assets from contract transactions	(21,164)	(16,569)	24,316	(8,421)

Net increase (decrease) in net assets	(15,210)	(8,605)	33,022	814

Net assets:
Beginning of the period	136,942	145,547	115,734	114,920

End of the period	$121,732	$136,942	$148,756	$115,734

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Oppenheimer High Income Subaccount		Oppenheimer Strategic Bond Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$2,666	$2,478	$4,137	$4,296
Net realized capital gains (losses) on investments	(934)	(263)	278	198
Net change in unrealized appreciation/ depreciation of investments	(1,183)	1,313	(2,277)	3,797

Increase (decrease) in net assets from operations	549	3,528	2,138	8,291

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(5,292)	(195)	4,215	5,483
Contract terminations, withdrawals, and other deductions	(4,925)	—	—	—
Contract maintenance charges	(750)	(845)	(2,007)	(1,780)

Increase (decrease) in net assets from contract transactions	(10,967)	(1,040)	2,208	3,703

Net increase (decrease) in net assets	(10,418)	2,488	4,346	11,994

Net assets:
Beginning of the period	47,469	44,981	111,649	99,655

End of the period	$37,051	$47,469	$115,995	$111,649

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Van Kampen Mid-Cap Growth Subaccount		Janus Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(425)	$(487)	$(559)	$(671)
Net realized capital gains (losses) on investments	673	(6,033)	14,680	5,201
Net change in unrealized appreciation/ depreciation of investments	4,229	10,734	(8,846)	7,976

Increase (decrease) in net assets from operations	4,477	4,214	5,275	12,506

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(91)	5,511	1,270	(133)
Contract terminations, withdrawals, and other deductions	(7,539)	(14,468)	—	(13,628)
Contract maintenance charges	(1,279)	(1,244)	(1,728)	(2,103)

Increase (decrease) in net assets from contract transactions	(8,909)	(10,201)	(458)	(15,864)

Net increase (decrease) in net assets	(4,432)	(5,987)	4,817	(3,358)

Net assets:
Beginning of the period	65,977	71,964	89,203	92,561

End of the period	$61,545	$65,977	$94,020	$89,203

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica Equity Subaccount		Fidelity — VIP Equity-Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(321)	$(597)	$1,679	$1,375
Net realized capital gains (losses) on investments	2,234	653	11,543	285
Net change in unrealized appreciation/ depreciation of investments	11,063	10,890	(2,931)	20,412

Increase (decrease) in net assets from operations	12,976	10,946	10,291	22,072

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	2,701	(553)	(709)	(7,098)
Contract terminations, withdrawals, and other deductions	—	(6,826)	(30,319)	—
Contract maintenance charges	(1,609)	(1,432)	(4,025)	(3,913)

Increase (decrease) in net assets from contract transactions	1,092	(8,811)	(35,053)	(11,011)

Net increase (decrease) in net assets	14,068	2,135	(24,762)	11,061

Net assets:
Beginning of the period	82,473	80,338	231,624	220,563

End of the period	$96,541	$82,473	$206,862	$231,624

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity — VIP Growth Subaccount		Fidelity — VIP High Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(613)	$(788)	$2,001	$1,002
Net realized capital gains (losses) on investments	(609)	(1,391)	62	65
Net change in unrealized appreciation/depreciation of investments	7,325	5,219	(1,842)	85

Increase (decrease) in net assets from operations	6,103	3,040	221	1,152

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	218	178	1	(1)
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(2,285)	(2,252)	(247)	(233)

Increase (decrease) in net assets from contract transactions	(2,067)	(2,074)	(246)	(234)

Net increase (decrease) in net assets	4,036	966	(25)	918

Net assets:
Beginning of the period	131,291	130,325	14,516	13,598

End of the period	$135,327	$131,291	$14,491	$14,516

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity — VIP Contrafund® Subaccount		Fidelity — VIP Investment Grade Bond Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(288)	$(227)	$3,138	$3,734
Net realized capital gains (losses) on investments	1,780	150	2,313	3,557
Net change in unrealized appreciation/ depreciation of investments	5,299	5,877	(4,277)	(3,384)

Increase (decrease) in net assets from operations	6,791	5,800	1,174	3,907

Contract transactions
Net contract purchase payments	—	—	1	—
Transfer payments from (to) other subaccounts or general account	(146)	(4)	1,182	3,246
Contract terminations, withdrawals, and other deductions	(5,321)	—	(8,362)	(4,968)
Contract maintenance charges	(997)	(949)	(1,699)	(1,752)

Increase (decrease) in net assets from contract transactions	(6,464)	(953)	(8,878)	(3,474)

Net increase (decrease) in net assets	327	4,847	(7,704)	433

Net assets:
Beginning of the period	46,049	41,202	113,283	112,850

End of the period	$46,376	$46,049	$105,579	$113,283

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity — VIP Growth & Income Subaccount		Fidelity — VIP Balanced Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$325	$16	$1,325	$783
Net realized capital gains (losses) on investments	137	(71)	7,391	2,568
Net change in unrealized appreciation/ depreciation of investments	(230)	1,764	(3,578)	718

Increase (decrease) in net assets from operations	232	1,709	5,138	4,069

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(27,792)	28,059	17,755	(22,760)
Contract terminations, withdrawals, and other deductions	—	—	(35,578)	—
Contract maintenance charges	(494)	(822)	(1,687)	(1,339)

Increase (decrease) in net assets from contract transactions	(28,286)	27,237	(19,510)	(24,099)

Net increase (decrease) in net assets	(28,054)	28,946	(14,372)	(20,030)

Net assets:
Beginning of the period	39,122	10,176	85,302	105,332

End of the period	$11,068	$39,122	$70,930	$85,302

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity — VIP Mid Cap Subaccount
	2005	2004
Operations
Net investment income (loss)	$(975)	$(836)
Net realized capital gains (losses) on investments	7,003	1,513
Net change in unrealized appreciation/depreciation of investments	14,740	24,034

Increase (decrease) in net assets from operations	20,768	24,711

Contract transactions
Net contract purchase payments	—	—
Transfer payments from (to) other subaccounts or general account	(2,024)	(2,006)
Contract terminations, withdrawals, and other deductions	(6,235)	—
Contract maintenance charges	(2,551)	(2,197)

Increase (decrease) in net assets from contract transactions	(10,810)	(4,203)

Net increase (decrease) in net assets	9,958	20,508

Net assets:
Beginning of the period	127,833	107,325

End of the period	$137,791	$127,833

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VUL-A-Legacy Builder Plus (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specified investment subaccounts is available to contract owners of Legacy Builder Plus.

Subaccount Investment by Fund:
AIM Variable Insurance Funds — Series I Shares:	AEGON/Transamerica Series Fund, Inc. — Initial Class:
AIM V.I. Capital Appreciation Fund — Series I Shares	Van Kampen Mid-Cap Growth — Initial Class
AIM V.I. Government Securities Fund — Series I Shares	Janus Growth — Initial Class
AIM V.I. Core Equity Fund — Series I Shares	Transamerica Equity — Initial Class
AIM V.I. Premier Equity Fund — Series I Shares	Variable Insurance Products Funds (VIP) — Service Class 2:
Dreyfus Stock Index Fund — Initial Class	Fidelity — VIP Equity-Income Portfolio — Service Class 2
Dreyfus Variable Investment Fund:	Fidelity — VIP Growth Portfolio — Service Class 2
Dreyfus VIF — Money Market Portfolio	Fidelity — VIP High Income Portfolio — Service Class 2
Dreyfus Variable Investment Fund — Initial Class:	Fidelity — VIP Contrafund® Portfolio — Service Class 2
Dreyfus VIF — Small Company Stock Portfolio — Initial Class	Fidelity — VIP Investment Grade Bond Portfolio — Service Class 2
MFS® Variable Insurance TrustSM:	Fidelity — VIP Growth & Income Portfolio — Service Class 2
MFS Emerging Growth Series	Fidelity — VIP Balanced Portfolio — Service Class 2
MFS Research Series	Fidelity — VIP Mid Cap Portfolio — Service Class 2
MFS Total Return Series
MFS Utilities Series
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Strategic Bond Fund/VA

The following name changes were made effective during the fiscal year ended December 31, 2005:

Portfolio	Formerly
Van Kampen Mid-Cap Growth — Initial Class	Van Kampen Emerging Growth — Initial Class

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2005.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds — Series I Shares:
AIM V.I. Capital Appreciation Fund — Series I Shares	$42	$1,516
AIM V.I. Government Securities Fund — Series I Shares	13,080	21,568
AIM V.I. Core Equity Fund — Series I Shares	348	677
AIM V.I. Premier Equity Fund — Series I Shares	17,002	45,789
Dreyfus Stock Index Fund — Initial Class	9,138	11,645
Dreyfus Variable Investment Fund:
Dreyfus VIF — Money Market Portfolio	4,400	7,827
Dreyfus Variable Investment Fund — Initial Class:
Dreyfus VIF — Small Company Stock Portfolio — Initial Class	4,744	18,284
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series	10,891	54,306
MFS Research Series	551	31,848
MFS Total Return Series	64,057	136,785
MFS Utilities Series	13,519	61,978
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	2,349	39,133
Oppenheimer Capital Appreciation Fund/VA	1,231	22,163
Oppenheimer Main Street Fund/VA	65,614	40,783
Oppenheimer High Income Fund/VA	9,009	17,309
Oppenheimer Strategic Bond Fund/VA	9,197	2,850
AEGON/Transamerica Series Fund, Inc. — Initial Class:
Van Kampen Mid-Cap Growth — Initial Class	60	9,389
Janus Growth — Initial Class	53,221	54,236
Transamerica Equity — Initial Class	6,746	4,612
Variable Insurance Products Funds (VIP) — Service Class 2:
Fidelity — VIP Equity-Income Portfolio — Service Class 2	11,504	36,683
Fidelity — VIP Growth Portfolio — Service Class 2	631	3,305
Fidelity — VIP High Income Portfolio — Service Class 2	2,108	354
Fidelity —VIP Contrafund® Portfolio — Service Class 2	70	6,810
Fidelity — VIP Investment Grade Bond Portfolio — Service Class 2	7,545	10,779
Fidelity — VIP Growth & Income Portfolio — Service Class 2	513	28,473
Fidelity — VIP Balanced Portfolio — Service Class 2	38,685	56,808
Fidelity — VIP Mid Cap Portfolio — Service Class 2	2,175	11,774

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Units outstanding at January 1, 2004	103,481	62,126	59,202	266,744	101,733
Units purchased	—	—	—	—	—
Units redeemed and transferred	(27,135)	3,406	(27,774)	(93,362)	(1,906)

Units outstanding at December 31, 2004	76,346	65,532	31,428	173,382	99,827
Units purchased	—	—	—	—	—
Units redeemed and transferred	(1,720)	(8,024)	(697)	(44,524)	(3,534)

Units outstanding at December 31, 2005	74,626	57,508	30,731	128,858	96,293

	Dreyfus VIF — Money Market Subaccount	Dreyfus VIF — Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Units outstanding at January 1, 2004	76,855	76,070	218,886	114,356	282,459
Units purchased	—	—	—	—	—
Units redeemed and transferred	(50,351)	(1,554)	17,712	31,827	(27,860)

Units outstanding at December 31, 2004	26,504	74,516	236,598	146,183	254,599
Units purchased	—	—	—	—	—
Units redeemed and transferred	(3,585)	(12,882)	(88,216)	(37,179)	(63,776)

Units outstanding at December 31, 2005	22,919	61,634	148,382	109,004	190,823

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

3. Accumulation Units Outstanding (continued)

	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer High Income Subaccount
Units outstanding at January 1, 2004	136,066	237,075	184,987	132,770	39,065
Units purchased	—	—	—	—	—
Units redeemed and transferred	(4,853)	(21,179)	(21,002)	(9,696)	(947)

Units outstanding at December 31, 2004	131,213	215,896	163,985	123,074	38,118
Units purchased	—	—	—	—	—
Units redeemed and transferred	(44,602)	(35,218)	(24,249)	27,313	(8,821)

Units outstanding at December 31, 2005	86,611	180,678	139,736	150,387	29,297

	Oppenheimer Strategic Bond Subaccount	Van Kampen Mid-Cap Growth Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount	Fidelity —VIP Equity-Income Subaccount
Units outstanding at January 1, 2004	75,304	170,864	208,172	117,155	202,899
Units purchased	—	—	—	—	—
Units redeemed and transferred	2,914	(23,557)	(33,218)	(12,521)	(9,902)

Units outstanding at December 31, 2004	78,218	147,307	174,954	104,634	192,997
Units purchased	—	—	—	—	—
Units redeemed and transferred	1,526	(18,585)	(5,978)	1,253	(28,505)

Units outstanding at December 31, 2005	79,744	128,722	168,976	105,887	164,492

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

3. Accumulation Units Outstanding (continued)

	Fidelity — VIP Growth Subaccount	Fidelity — VIP High Income Subaccount	Fidelity — VIP Contrafund® Subaccount	Fidelity — VIP Investment Grade Bond Subaccount	Fidelity — VIP Growth & Income Subaccount
Units outstanding at January 1, 2004	206,885	14,967	44,838	85,105	11,323
Units purchased	—	—	—	—	—
Units redeemed and transferred	(3,255)	(251)	(994)	(2,493)	30,238

Units outstanding at December 31, 2004	203,630	14,716	43,844	82,612	41,561
Units purchased	—	—	—	—	—
Units redeemed and transferred	(3,198)	(250)	(5,707)	(6,485)	(30,531)

Units outstanding at December 31, 2005	200,432	14,466	38,137	76,127	11,030

	Fidelity — VIP Balanced Subaccount	Fidelity — VIP Mid Cap Subaccount
Units outstanding at January 1, 2004	106,698	81,700
Units purchased	—	—
Units redeemed and transferred	(23,901)	(3,049)

Units outstanding at December 31, 2004	82,797	78,651
Units purchased	—	—
Units redeemed and transferred	(17,067)	(6,278)

Units outstanding at December 31, 2005	65,730	72,373

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

4. Financial Highlights

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	AIM V.I. Capital Appreciation
	12/31/2005	74,626	$0.71	$52,684	0.06%	1.30%	8.03%
	12/31/2004	76,346	0.65	49,893	0.00	1.30	5.83
	12/31/2003	103,481	0.62	63,900	0.00	1.30	28.56
	12/31/2002	107,915	0.48	51,835	0.00	1.30	(24.92)
	12/31/2001	88,361	0.64	56,530	0.00	1.30	(23.85)

	AIM V.I. Government Securities
	12/31/2005	57,508	1.30	74,553	3.09	1.30	0.91
	12/31/2004	65,532	1.28	84,192	3.89	1.30	1.80
	12/31/2003	62,126	1.26	78,406	2.40	1.30	0.32
	12/31/2002	66,535	1.26	83,704	3.57	1.30	8.78
	12/31/2001	7,327	1.16	8,474	5.59	1.30	5.62

	AIM V.I. Core Equity
	12/31/2005	30,731	0.76	23,326	1.53	1.30	4.53
	12/31/2004	31,428	0.73	22,822	0.75	1.30	8.16
	12/31/2003	59,202	0.67	39,748	0.69	1.30	23.49
	12/31/2002	104,208	0.54	56,655	0.37	1.30	(16.21)
	12/31/2001	111,587	0.65	72,406	0.06	1.30	(23.41)

	AIM V.I. Premier Equity
	12/31/2005	128,858	0.68	88,212	0.77	1.30	4.87
	12/31/2004	173,382	0.65	113,178	0.36	1.30	4.98
	12/31/2003	266,744	0.62	165,857	0.29	1.30	24.15
	12/31/2002	265,146	0.50	132,795	0.34	1.30	(30.78)
	12/31/2001	231,744	0.72	167,674	0.16	1.30	(13.22)

	Dreyfus Stock Index
	12/31/2005	96,293	0.93	89,665	1.63	1.30	3.91
	12/31/2004	99,827	0.90	89,455	1.82	1.30	9.81
	12/31/2003	101,733	0.82	83,015	1.48	1.30	27.41
	12/31/2002	62,518	0.64	40,041	1.33	1.30	(22.94)
	12/31/2001	72,614	0.83	60,353	1.13	1.30	(12.84)

	Dreyfus VIF — Money Market
	12/31/2005	22,919	1.11	25,392	2.60	1.30	1.89
	12/31/2004	26,504	1.09	28,818	0.68	1.30	0.05
	12/31/2003	76,855	1.09	83,523	0.70	1.30	(0.05)
	12/31/2002	94,847	1.09	103,129	1.49	1.30	0.71
	12/31/2001	54,095	1.08	58,405	3.72	1.30	3.19

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF — Small Company Stock
	12/31/2005	61,634	$1.38	$84,778	0.00%	1.30%	0.16%
	12/31/2004	74,516	1.37	102,338	0.00	1.30	17.63
	12/31/2003	76,070	1.17	88,811	0.12	1.30	41.87
	12/31/2002	77,121	0.82	63,464	0.25	1.30	(20.31)
	12/31/2001	33,534	1.03	34,628	0.05	1.30	(2.27)

MFS Emerging Growth
	12/31/2005	148,382	0.52	77,790	0.00	1.30	8.38
	12/31/2004	236,598	0.48	114,444	0.00	1.30	12.11
	12/31/2003	218,886	0.43	94,436	0.00	1.30	29.26
	12/31/2002	208,782	0.33	69,687	0.00	1.30	(34.25)
	12/31/2001	164,507	0.51	83,518	0.00	1.30	(33.99)

MFS Research
	12/31/2005	109,004	0.85	92,734	0.53	1.30	7.00
	12/31/2004	146,183	0.80	116,227	0.98	1.30	14.98
	12/31/2003	114,356	0.69	79,073	0.67	1.30	23.78
	12/31/2002	127,854	0.56	71,424	0.26	1.30	(25.10)
	12/31/2001	133,595	0.75	99,639	0.01	1.30	(21.84)

MFS Total Return
	12/31/2005	190,823	1.49	283,492	2.35	1.30	2.06
	12/31/2004	254,599	1.46	370,620	1.67	1.30	10.49
	12/31/2003	282,459	1.32	372,136	1.67	1.30	15.46
	12/31/2002	277,681	1.14	316,865	1.62	1.30	(5.87)
	12/31/2001	148,590	1.21	180,140	1.42	1.30	(0.50)

MFS Utilities
	12/31/2005	86,611	1.16	100,188	0.71	1.30	15.97
	12/31/2004	131,213	1.00	130,879	1.48	1.30	29.23
	12/31/2003	136,066	0.77	105,025	2.36	1.30	34.88
	12/31/2002	148,831	0.57	85,168	2.82	1.30	(23.33)
	12/31/2001	152,406	0.75	113,755	3.67	1.30	(24.77)

Oppenheimer Global Securities
	12/31/2005	180,678	1.21	217,744	1.10	1.30	13.46
	12/31/2004	215,896	1.06	229,323	1.27	1.30	18.27
	12/31/2003	237,075	0.90	212,910	0.76	1.30	41.96
	12/31/2002	210,695	0.63	133,291	0.56	1.30	(22.72)
	12/31/2001	134,400	0.82	110,015	0.54	1.30	(12.70)

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Oppenheimer Capital Appreciation
	12/31/2005	139,736	$0.87	$121,732	0.92%	1.30%	4.32%
	12/31/2004	163,985	0.84	136,942	0.33	1.30	6.14
	12/31/2003	184,987	0.79	145,547	0.39	1.30	29.97
	12/31/2002	188,858	0.61	114,329	0.55	1.30	(27.40)
	12/31/2001	115,527	0.83	96,337	0.41	1.30	(13.23)

Oppenheimer Main Street
	12/31/2005	150,387	0.99	148,756	1.11	1.30	5.19
	12/31/2004	123,074	0.94	115,734	0.86	1.30	8.64
	12/31/2003	132,770	0.87	114,920	0.98	1.30	25.78
	12/31/2002	153,664	0.69	105,748	0.79	1.30	(19.40)
	12/31/2001	209,705	0.85	179,054	0.39	1.30	(10.83)

Oppenheimer High Income
	12/31/2005	29,297	1.26	37,051	6.94	1.30	1.55
	12/31/2004	38,118	1.25	47,469	6.27	1.30	8.15
	12/31/2003	39,065	1.15	44,981	6.84	1.30	23.04
	12/31/2002	38,638	0.94	36,159	9.04	1.30	(3.12)
	12/31/2001	26,397	0.97	25,500	7.67	1.30	1.21

Oppenheimer Strategic Bond
	12/31/2005	79,744	1.45	115,995	4.39	1.30	1.90
	12/31/2004	78,218	1.43	111,649	4.87	1.30	7.86
	12/31/2003	75,304	1.32	99,655	6.12	1.30	17.19
	12/31/2002	88,333	1.13	99,747	5.19	1.30	6.64
	12/31/2001	39,613	1.06	41,945	2.55	1.30	4.06

Van Kampen Mid-Cap Growth
	12/31/2005	128,722	0.48	61,545	0.09	1.30	6.75
	12/31/2004	147,307	0.45	65,977	0.00	1.30	6.34
	12/31/2003	170,864	0.42	71,964	0.00	1.30	27.20
	12/31/2002	173,314	0.33	57,386	0.08	1.30	(33.56)
	12/31/2001	207,737	0.50	103,527	0.09	1.30	(33.73)

Janus Growth
	12/31/2005	168,976	0.56	94,020	0.00	1.30	9.13
	12/31/2004	174,954	0.51	89,203	0.00	1.30	14.67
	12/31/2003	208,172	0.44	92,561	0.00	1.30	31.01
	12/31/2002	100,782	0.34	34,204	0.00	1.30	(30.45)
	12/31/2001	136,285	0.49	66,500	0.00	1.30	(28.74)

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Equity
	12/31/2005	105,887	$0.91	$96,541	0.37%	1.30%	15.67%
	12/31/2004	104,634	0.79	82,473	0.00	1.30	14.94
	12/31/2003	117,155	0.69	80,338	0.00	1.30	30.25
	12/31/2002	109,141	0.53	57,461	0.00	1.30	(22.82)
	12/31/2001	162,240	0.68	110,673	0.00	1.30	(18.24)

Fidelity — VIP Equity-Income
	12/31/2005	164,492	1.26	206,862	1.51	1.30	4.79
	12/31/2004	192,997	1.20	231,624	1.38	1.30	10.40
	12/31/2003	202,899	1.09	220,563	1.63	1.30	29.06
	12/31/2002	234,549	0.84	197,558	1.31	1.30	(17.77)
	12/31/2001	104,496	1.02	107,035	0.16	1.30	(5.93)

Fidelity — VIP Growth
	12/31/2005	200,432	0.68	135,327	0.27	1.30	4.72
	12/31/2004	203,630	0.64	131,291	0.13	1.30	2.35
	12/31/2003	206,885	0.63	130,325	0.12	1.30	31.56
	12/31/2002	213,297	0.48	102,135	0.14	1.30	(30.81)
	12/31/2001	168,106	0.69	116,348	0.04	1.30	(18.48)

Fidelity — VIP High Income
	12/31/2005	14,466	1.00	14,491	14.70	1.30	1.56
	12/31/2004	14,716	0.99	14,516	8.00	1.30	8.57
	12/31/2003	14,967	0.91	13,598	7.06	1.30	25.81
	12/31/2002	31,775	0.72	22,946	8.63	1.30	2.53
	12/31/2001	8,667	0.70	6,104	11.27	1.30	(12.59)

Fidelity — VIP Contrafund®
	12/31/2005	38,137	1.22	46,376	0.13	1.30	15.78
	12/31/2004	43,844	1.05	46,049	0.21	1.30	14.30
	12/31/2003	44,838	0.92	41,202	0.30	1.30	27.24
	12/31/2002	45,038	0.72	32,525	0.76	1.30	(10.28)
	12/31/2001	48,691	0.80	39,190	0.39	1.30	(13.12)

Fidelity — VIP Investment Grade Bond
	12/31/2005	76,127	1.39	105,579	3.56	1.30	1.14
	12/31/2004	82,612	1.37	113,283	4.03	1.30	3.41
	12/31/2003	85,105	1.33	112,850	4.54	1.30	4.16
	12/31/2002	181,284	1.27	230,781	2.78	1.30	9.28
	12/31/2001	60,309	1.16	70,258	0.50	1.30	7.36

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity — VIP Growth & Income
	12/31/2005	11,030	$1.00	$11,068	2.02%	1.30%	6.60%
	12/31/2004	41,561	0.94	39,122	0.82	1.30	4.74
	12/31/2003	11,323	0.90	10,176	1.04	1.30	22.53
	12/31/2002	12,419	0.73	9,110	1.38	1.30	(17.46)
	12/31/2001	12,579	0.89	11,180	0.17	1.30	(9.69)

Fidelity — VIP Balanced
	12/31/2005	65,730	1.08	70,930	2.19	1.30	4.74
	12/31/2004	82,797	1.03	85,302	1.64	1.30	4.36
	12/31/2003	106,698	0.99	105,332	2.63	1.30	16.54
	12/31/2002	65,710	0.85	55,664	3.05	1.30	(9.61)
	12/31/2001	29,787	0.94	27,916	2.04	1.30	(2.60)

Fidelity — VIP Mid Cap
	12/31/2005	72,373	1.90	137,791	0.00	1.30	17.14
	12/31/2004	78,651	1.63	127,833	0.00	1.30	23.73
	12/31/2003	81,700	1.31	107,325	0.22	1.30	37.22
	12/31/2002	66,011	0.96	63,192	0.90	1.30	(10.70)
	12/31/2001	68,052	1.07	72,948	0.00	1.30	(4.24)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5. Administrative, Mortality, and Expense Risk Charges

Transamerica Life deducts a monthly charge from the cash value of the policy from each subaccount to cover administrative expenses. This administration charge is $2.50 per month for policies with a cash value less than $50,000. An additional monthly administration charge of 0.55% of the assets in the variable account is charged during the first ten policy years. Transamerica Life also assesses a monthly cost of insurance charge for underwriting the death benefit of the policy. The cost of insurance charge depends on a number of variables that would cause it to vary from policy to policy and from month to month.

Transamerica Life Insurance Company

Separate Account VUL-A-Legacy Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

5. Administrative, Mortality, and Expense Risk Charges (continued)

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. This charge is equal to an effective annual rate of 0.75% of the value of the contract owner’s individual account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable life insurance contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38. Also as described in Note 2 to the financial statements, in 2005 the Company changed its accounting for investments in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishment of liabilities.

/s/Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

Transamerica Life Insurance Company

Balance Sheets — Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$326,027	$1,297,372
Bonds	35,851,715	38,482,146
Preferred stocks:
Affiliated entities	—	1,102
Unaffiliated	338,423	478,380
Common stocks:
Affiliated entities (cost: 2005 — $84,576; 2004 — $87,956)	74,849	85,731
Unaffiliated (cost: 2005 — $234,927; 2004 — $213,050)	267,414	240,451
Mortgage loans on real estate	5,770,723	5,747,773
Real estate:
Home office properties	6,464	6,692
Properties held for production of income	5,235	5,538
Properties held for sale	22,822	24,523
Policy loans	123,221	116,252
Receivable for securities	13,474	30,848
Other invested assets	1,116,749	900,713

Total cash and invested assets	43,917,116	47,417,521

Premiums deferred and uncollected	21,154	20,986
Accrued investment income	847,091	756,140
Reinsurance receivable	3,995	1,343
Federal and foreign income tax recoverable	112,500	2,705
Net deferred income tax asset	116,392	101,349
Receivable from parent, subsidiaries, and affiliates	54,261	92,399
Other admitted assets	192,366	101,595
Separate account assets	23,662,198	20,962,873

Total admitted assets	$68,927,073	$69,456,911

Transamerica Life Insurance Company

Balance Sheets — Statutory Basis — (Continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,008,767	$3,962,775
Annuity	26,901,713	28,876,607
Accident and health	714,373	627,835
Policy and contract claim reserves:
Life	37,337	28,616
Accident and health	40,207	36,691
Liabilities for deposit-type contracts	7,755,652	8,772,316
Other policyholders’ funds	2,562	2,873
Remittances and items not allocated	113,417	105,391
Asset valuation reserve	663,191	516,415
Interest maintenance reserve	214,962	191,109
Commissions and expense allowances payable on reinsurance assumed	101	—
Other liabilities	423,773	469,159
Reinsurance in unauthorized companies	17,264	253
Funds held under coinsurance and other reinsurance treaties	2,293,431	1,317,030
Transfers from separate accounts due or accrued	(443,974)	(470,668)
Federal and foreign income taxes payable	—	8,068
Payable for securities	104,111	1,450,823
Payable to affiliates	—	68,220
Separate account liabilities	23,662,141	20,922,787

Total liabilities	66,509,028	66,886,300

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares at December 31, 2005; 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004	3,170	2,578
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value — $58,000) at December 31, 2005 and 2004; Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value — $877,550) at December 31, 2005	1,302	425
Surplus notes	575,000	575,000
Paid-in surplus	1,437,996	1,787,236
Unassigned surplus	400,577	205,372

Total capital and surplus	2,418,045	2,570,611

Total liabilities and capital and surplus	$68,927,073	$69,456,911

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations — Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$734,878	$1,192,921	$631,846
Annuity	4,191,484	4,972,942	8,824,452
Accident and health	178,855	175,387	187,118
Net investment income	2,390,054	2,380,749	2,293,923
Amortization of interest maintenance reserve	39,488	32,901	6,432
Commissions and expense allowances on reinsurance ceded	105,759	46,349	30,362
Consideration for reinsurance recapture	—	286,705	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	276,684	250,567	201,048
Reserve adjustments on reinsurance ceded	(219,021)	(125,668)	1,580,949
Coinsurance reserve recapture	—	643,279	—
Other income	62,744	60,264	66,260

	7,760,925	9,916,396	13,822,390
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	220,981	208,840	201,056
Surrender benefits	5,415,085	4,804,754	4,005,414
Other benefits	1,380,601	1,253,141	1,048,107
Increase (decrease) in aggregate reserves for policies and contracts:
Life	45,992	408,100	388,212
Annuity	(1,974,994)	639,283	2,755,105
Accident and health	86,538	97,704	63,113

	5,174,203	7,411,822	8,461,007
Insurance expenses:
Commissions	425,434	447,710	588,881
General insurance expenses	242,493	226,776	238,612
Taxes, licenses and fees	27,899	39,458	26,734
Net transfers to separate accounts	1,365,516	1,022,189	2,422,767
Reinsurance transaction initial consideration	—	—	1,587,431
Reinsurance reserve recapture	813	293,942	—
Other expenses	230,388	194,270	195,529

	2,292,543	2,224,345	5,059,954

Total benefits and expenses	7,466,746	9,636,167	13,520,961

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	294,179	280,229	301,429
Dividends to policyholders	455	538	690

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	293,724	279,691	300,739
Federal income tax expense	4,302	78,317	57,120

Gain from operations before net realized capital gains (losses) on investments	289,422	201,374	243,619
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	9,223	65,791	(137,951)

Net income	$298,645	$267,165	$105,668

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus — Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2003
As originally presented:
Transamerica Life Insurance Company	$2,235	$425	$575,000	$1,054,622	$(76,216)	$1,556,066
Transamerica Life Insurance and Annuity Company	2,500	—	—	468,816	528,026	999,342
Merger adjustment — Retire TALIAC stock	(2,500)	—	—	2,500	—	—
Nonadmit value of reciprocal ownership	—	—	—	(109,845)	59,583	(50,262)

Balance at January 1, 2003, as restated	2,235	425	575,000	1,416,093	511,393	2,505,146
Net income	—	—	—	—	105,668	105,668
Change in net unrealized capital gains/losses	—	—	—	—	(4,988)	(4,988)
Nonadmit value of reciprocal ownership	—	—	—	(80,000)	77,159	(2,841)
Change in other nonadmitted assets	—	—	—	—	112,899	112,899
Nonadmit value of reciprocal ownership
Change in asset valuation reserve	—	—	—	—	(107,534)	(107,534)
Change in surplus in separate accounts	—	—	—	—	5,282	5,282
Change in liability for reinsurance in unauthorized companies	—	—	—	—	3,496	3,496
Change in net deferred income tax asset	—	—	—	—	(98,414)	(98,414)
Cumulative effect of change in accounting principle	—	—	—	—	(31,957)	(31,957)
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	5,227	5,227
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2003	2,235	425	575,000	1,361,793	536,103	2,475,556
Net income	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses	—	—	—	—	60,516	60,516
Nonadmit value of reciprocal ownership	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	(220,329)	(220,329)
Change in surplus in separate accounts	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(43,530)	(43,530)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus — Statutory Basis — (Continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses	—	—	—	—	44,453	44,453
Change in other nonadmitted assets	—	—	—	—	(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	(146,776)	(146,776)
Change in surplus in separate accounts	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	29,720	29,720
Cumulative effect of change in accounting principle	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	(1,812)	343	—
Return of capital	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$575,000	$1,437,996	$400,577	$2,418,045

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow — Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$5,105,476	$6,336,849	$9,585,311
Net investment income	2,466,077	2,276,092	2,342,489
Miscellaneous income	259,085	1,143,613	332,771
Benefit and loss related payments	(7,792,780)	(6,599,811)	(5,741,961)
Net transfers to separate accounts	(1,199,281)	(903,618)	(2,530,387)
Commissions, expenses paid and aggregate write-ins for deductions	(985,993)	(919,570)	(1,045,245)
Dividends paid to policyholders	(584)	(618)	(683)
Federal and foreign income taxes paid	(175,128)	(104,543)	(43,336)

Net cash (used in) provided by operating activities	(2,323,128)	1,228,394	2,898,959

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	23,151,411	26,928,308	36,744,578
Stocks	444,784	778,736	344,989
Mortgage loans	1,303,236	679,622	462,897
Real estate	15,683	22,678	9,555
Other invested assets	284,913	416,287	125,071
Receivable/payable for securities	17,374	1,145,717	146,973
Miscellaneous proceeds	11,490	143,374	250,963

Total investment proceeds	25,228,891	30,114,722	38,085,026

Cost of investments acquired:
Bonds	(20,643,565)	(28,238,630)	(38,741,920)
Stocks	(330,637)	(722,341)	(526,826)
Mortgage loans	(1,346,022)	(1,116,443)	(1,694,070)
Real estate	(303)	(34)	1,760
Other invested assets	(396,494)	(521,699)	(203,027)
Receivable/payable for securities	(1,346,713)	—	—
Miscellaneous applications	(5,322)	(44,478)	(334,906)

Total cost of investments acquired	(24,069,055)	(30,643,625)	(41,498,989)
Net increase in policy loans	(6,969)	(11,003)	(11,229)

Net cost of investments acquired	(24,076,025)	(30,654,628)	(41,510,218)

Net cash provided by (used in) investing activities	$1,152,866	$(539,906)	$(3,425,192)

Transamerica Life Insurance Company

Statements of Cash Flow — Statutory Basis — (Continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$490,000	$480,000
Borrowed funds received	8,450	—	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(360,558)	(499,262)	(406,713)
Funds held under reinsurance treaty with unauthorized	973,428	637,252	5,292
Other sources	(74,352)	(174,360)	459,332

Total cash provided	546,968	453,630	537,911

Other cash applied:
Dividends paid to stockholder	—	(400,000)	(45,700)
Capital distribution	(348,051)	—	(254,300)

Total other cash applied	(348,051)	(400,000)	(300,000)

Net cash provided by financing and miscellaneous activities	198,917	53,630	237,911

Net (decrease) increase in cash and short-term investments	(971,345)	742,118	(288,322)

Cash and short-term investments:
Beginning of year	1,297,372	555,254	843,576

End of year	$326,027	$1,297,372	$555,254

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair market value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30	Period Ended December 31
	2005	2004	2003
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848	$8,821,301
TAC	—	152,450	171,400
TALIAC	2,857,854	4,013,098	4,829,689
Merger elimination	(51,949)	—	—

As restated	$6,177,090	$9,916,396	$13,822,390

Net income (loss):
Company	$72,538	$140,789	$214,137
TAC	—	(12,013)	(46,988)
TALIAC	158,430	138,389	(61,481)
Merger elimination	(51,949)	—	—

As restated	$179,019	$267,165	$105,668

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

	September 30 2005	December 31 2004
		Unaudited
Assets:
Company	$43,871,399	$44,084,752
TALIAC	25,439,677	25,543,641
Merger elimination	(170,260)	(171,482)

As restated	$69,140,816	$69,456,911

Liabilities:
Company	$42,406,844	$42,220,417
TALIAC	24,476,492	24,665,883
Merger elimination	(51,949)	—

As restated	$66,831,387	$66,886,300

Capital and surplus:
Company	$1,464,555	$1,864,335
TALIAC	963,185	877,758
Merger elimination	(118,311)	(171,482)

As restated	$2,309,429	$2,570,611

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative transactions used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value. Non-redeemable preferred stock are reported at fair value or lower of cost or fair value as determined by the SVO and related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies and mutual funds are carried at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated companies are carried at the GAAP basis equity in the underlying net assets.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balances.

Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004, the Company excluded investment income due and accrued of $856 and $2,086, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $66,072 and $23,127 for these agreements as of December 31, 2005 and 2004, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $68,279 and $24,600 as of December 31, 2005 and 2004, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.64%.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005, securities with a book value of $8,504 and a market value of $8,468 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 6%. There were no outstanding dollar reverse repurchase agreements as of December 31, 2004.

The Company has an outstanding liability for borrowed money in the amount of $8,492 as of December 31, 2005 due to participation in dollar reverse repurchase agreements.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as income in the statement of operations.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2005 and 2004, derivatives in the amount of $108,923 and $247,510, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 13.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. Prior to 2004, these contracts were classified as life contracts in accordance with SSAP No. 50. During 2004, modifications were made to SSAP No. 50 such that these products should be classified as deposit-type contracts. As a result, the Company has changed its reserve classifications of these contracts as of January 1, 2004, with the change having no impact to the statement of operations during 2004.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $3,593,932, $3,133,505, and $3,600,917 in 2005, 2004, and 2003, respectively. In addition, the Company received $274,179, $248,269, and $201,048, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Stock Option and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $359 and $613 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to unassigned surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $264 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

2. Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

2. Accounting Changes (continued)

Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Capital Structure

The Company has 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that are owned by AEGON. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2005 and 2004, cumulative unpaid dividends relating to the preferred shares were $19,713 and $566, respectively.

The Company did not pay a common stock dividend to its parent company during 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005. On December 23, 2003, the Company paid $300,000 to its sole shareholder, Transamerica Holding Company, LLC, which was split between the common and preferred shares in the amount of $296,754 and $3,246, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2005 and 2004, are as follows:

December 31, 2005

Date Issued	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

December 31, 2004

Date Issued	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for fixed maturity securities (including unaffiliated preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for unaffiliated common stock are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

4. Fair Values of Financial Instruments (continued)

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed.

However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$326,027	$326,027	$1,297,372	$1,297,372
Bonds	35,851,715	36,567,997	38,482,147	40,054,963
Unaffiliated preferred stocks	338,423	388,220	478,380	524,506
Unaffiliated common stocks	267,414	267,414	240,451	240,451
Mortgage loans on real estate	5,770,723	5,957,887	5,747,773	6,094,522
Policy loans	123,221	123,221	116,252	116,252
Interest rate caps	25,728	25,728	5,686	5,692
Swaps	(134,522)	206,623	(253,196)	268,678
Receivable from parents, subsidiaries, and affiliates	54,261	54,261	92,399	92,399
Separate account assets	23,662,198	23,662,198	20,962,873	20,962,873

Liabilities
Investment contract liabilities	31,328,893	31,505,905	34,263,359	34,671,681
Separate account annuity liabilities	20,215,086	20,215,643	18,197,204	18,206,201

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	10,114,782	80,569	63,523	70,461	10,061,367

	35,851,715	1,155,654	270,292	169,080	36,567,997
Unaffiliated preferred stocks	338,423	52,580	1,780	1,003	388,220

	$36,190,138	$1,208,234	$272,072	$170,083	$36,956,217

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$868,930	$5,933	$4,793	$1,600	$868,470
State, municipal, and other government	855,561	96,160	7,382	4,067	940,272
Public utilities	2,646,822	185,222	3,473	4,676	2,823,895
Industrial and miscellaneous	23,134,716	1,263,496	75,089	58,729	24,363,390
Mortgage and other asset-backed securities	10,976,117	173,412	30,938	59,655	11,058,936

	38,482,146	1,823,219	121,675	128,727	40,054,963
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	478,380	46,783	657	—	524,506

	$38,961,629	$1,870,002	$122,332	$128,727	$40,580,571

The Company held bonds and preferred stock at December 31, 2005 and 2004 with a carrying value of $61,497 and $74,289, respectively, and amortized cost of $83,913 and $87,082, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

At December 31, 2005, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 623 securities with a carrying value of $4,015,779 and an unrealized loss of $170,083 with an average price of 95.8 (NAIC market value/amortized cost). Of this portfolio, 93% was investment grade with associated unrealized losses of $134,004.

At December 31, 2005, for securities in an unrealized loss position less than twelve months, the Company held 1,663 securities with a carrying value of $12,911,044 and an unrealized loss of $272,072 with an average price of 97.8 (NAIC market value/amortized cost). Of this portfolio, 93.7% was investment grade with associated unrealized losses of $232,159.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2005 and 2004 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,501,842	4,137,743	5,639,585

	3,852,341	12,578,284	16,403,625
Other preferred stocks	20,355	60,688	81,043

	$3,845,696	$12,638,972	$16,484,668

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$351,590	$102,154	$453,744
State, municipal and other government	37,238	56,603	93,841
Public utilities	268,419	145,819	414,238
Industrial and miscellaneous	3,832,278	1,203,626	5,035,904
Mortgage and other asset-backed securities	3,614,254	782,497	4,396,751

	8,103,779	2,290,699	10,394,478
Other preferred stocks	31,563	—	31,563

	$8,135,342	$2,290,699	$10,426,041

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,024,634	$1,027,408
Due after one year through five years	9,871,760	9,969,591
Due after five years through ten years	8,626,847	8,780,298
Due after ten years	6,213,692	6,729,333

	25,736,933	26,506,630
Mortgage and other asset-backed securities	10,114,782	10,061,367

	$35,851,715	$36,567,997

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Interest on bonds and preferred stocks	$2,077,785	$2,045,143	$2,062,944
Dividends on equity investments	3,688	32,448	35,360
Interest on mortgage loans	383,849	349,988	311,376
Rental income on real estate	4,871	6,625	7,828
Interest on policy loans	9,277	6,903	6,293
Derivatives	(29,658)	(21,395)	(22,920)
Other	77,484	67,759	(3,281)

Gross investment income	2,527,296	2,487,471	2,397,600
Less investment expenses	(137,242)	(106,722)	(103,677)

Net investment income	$2,390,054	$2,380,749	$2,293,923

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$23,512,439	$27,382,644	$37,245,119

Gross realized gains	$291,791	$377,571	$613,253
Gross realized losses	(203,370)	(170,327)	(394,929)

Net realized gains	$88,421	$207,244	$218,324

Gross realized losses for the years ended December 31, 2005, 2004 and 2003 include $42,184, $41,722 and $172,815, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2005, investments with an aggregate carrying value of $58,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2005	2004	2003
Bonds and preferred stocks	$88,421	$207,244	$218,324
Equity securities	(4,465)	9,300	4,260
Mortgage loans on real estate	(3,054)	(12,719)	(83)
Real estate	2,538	6,320	1,248
Short-term investments	(7)	2,113	—
Derivatives	(27,493)	(37,464)	(74,660)
Other invested assets	69,851	40,595	(16,511)

	125,791	215,389	132,578
Tax effect	(53,227)	(50,818)	(70,496)
Transfer to interest maintenance reserve	(63,341)	(98,780)	(200,033)

Net realized capital gains (losses) on investments	$9,223	$65,791	$(137,951)

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2005	2004	2003
Bonds	$(112,374)	$54,762	$148,028
Preferred stocks	1,816	8,029	(294)
Common stocks	5,085	14,629	12,952
Affiliated entities	2,619	57,132	(77,012)
Mortgage loans on real estate	—	—	(28,842)
Other invested assets	58,498	(33,808)	(3,337)
Derivative instruments	88,809	(40,228)	(56,483)

Change in net unrealized capital gains/losses	$44,453	$60,516	$(4,988)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2005	2004
Unrealized gains	$35,911	$30,587
Unrealized losses	(3,424)	(3,186)

Net unrealized gains	$32,487	$27,401

During 2005, the Company issued mortgage loans with interest rates ranging from 4.25% to 7.41% for commercial loans and 6.35% to 7.60% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $132 were non-income producing for the previous 180 days. Accrued interest of $119 related to these mortgage loans was excluded from investment income at December 31, 2005. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005 and 2004, the carry amounts of impaired loans with a related allowance for credit losses were $105 and $17,978, respectively, with associated allowances of $104 and $8,184, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2005 or 2004. The average recorded investment in impaired loans during 2005 and 2004 was $4,766 and $65,840, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for the years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004	2003
Balance at beginning of period	$8,184	$8,363	$1,863
Additions, net charged to operations	838	13,234	6,500
Reduction due to write-downs charged against the allowance	7,612	6,300	—
Recoveries in amounts previously charged off	1,306	7,113	—

Balance at end of period	$104	$8,184	$8,363

At December 31, 2005 and 2004, the Company had recorded investments in restructured securities of $15,354 and $24,208, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2005 and 2004, the Company had loans of $0 and $64, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2005 and 2004 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $143,121 and $113,662, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2005	2004		2005	2004
South Atlantic	23%	22%	Office	36%	37%
Pacific	21	20	Industrial	20	21
Mountain	17	17	Apartment	19	20
E. North Central	13	16	Retail	18	16
Middle Atlantic	12	11	Other	4	3
W. North Central	7	6	Agriculture	2	2
W. South Central	3	3	Medical	1	1
E. South Central	2	3
New England	2	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 17 1/2 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be market to market through surplus. For the year ended December 31, 2005, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2005 and 2004, the Company has recorded $14,928 and $69, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $257,592 and $220,517, respectively, and credit default swaps with a fair value of $655 and $469, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $380,956 and $148,605, respectively.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2005	2004
Derivative securities:
Interest rate and currency swaps:
Receive fixed — pay floating	$6,049,495	$6,687,078
Receive floating — pay fixed	5,177,710	5,763,272
Receive floating (uncapped) — pay floating (capped)	2,252,501	2,891,170
Interest rate cap agreement	4,503,253	30,854
Interest rate floor agreements	—	160,500

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$6,263,720	$6,613,440	$9,743,189
Reinsurance assumed — non affiliates	118,163	4,135	28,199
Reinsurance assumed — affiliates	4,151	606,996	155,918
Reinsurance ceded — non affiliates	(143,292)	(154,630)	(225,402)
Reinsurance ceded — affiliates	(1,137,525)	(728,691)	(58,488)

Net premiums earned	$5,105,217	$6,341,250	$9,643,416

The Company received reinsurance recoveries in the amount of $207,157, $246,616, and $308,400 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,626 and $15,175,

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

6. Reinsurance (continued)

respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $2,954,515 and $1,981,259, respectively.

At December 31, 2005 and 2004, amounts recoverable from unaffiliated unauthorized reinsurers of $1,497 and $2,089, respectively, and reserve credits for reinsurance ceded of $28,971 and $31,484, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $32,063 and $37,230 at December 31, 2005 and 2004, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2005, 2004, and 2003, $1,437 $1,480 and $1,525, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2005, 2004 and 2003, the Company has amortized $3,304, $3,304 and $3,304, respectively, into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $625,459 and $31,080 at December 31, 2005 and December 31, 2004, respectively.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $256, $266 and $275 into earnings during 2005, 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $3,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2005, 2004 and 2003, the Company has amortized $985, $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

6. Reinsurance (continued)

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $861,776 and $677,733 during 2005 and 2004, respectively, and has taken a reserve credit of $1,419,368 and $650,613 at December 31, 2005 and 2004, respectively. The Company has a liability for funds held under reinsurance of $1,364,943 and $620,934 at December 31, 2005 and December 31, 2004, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured the business it had ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations. This transaction reduced funds held under coinsurance and other reinsurance treaties by $286,754 during 2004.

On October 1, 2004, the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Guaranty funds	$6,156	$5,770
Non-admitted assets	2,813	2,331
807(f) assets	8,195	4,868
Deferred acquisition costs	212,840	210,148
Reserves	100,065	94,755
Unrealized capital losses	65,081	60,665
Derivatives	60,941	—
Deferred intercompany losses	1,918	25,031
Other	6,798	7,257
Total deferred income tax assets	$464,807	$410,825

Deferred income tax assets — nonadmitted	$169,345	$154,668

Deferred income tax liabilities:
Unrealized capital gains	$140,564	$123,493
807(f) liability	4,182	2,508
Accrued dividends	4,447	—
Deferred intercompany gains	11,524	37,177
Partnerships	17,745	(16,678)
Other	608	8,308

Total deferred income tax liabilities	$179,070	$154,808

The change in net deferred income tax assets and deferred income tax assets — nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$29,720	$(43,530)	$(98,414)

Change in deferred income tax assets — nonadmitted	$14,677	$(21,192)	$(55,677)

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax computed at federal statutory rate (35%)	$102,803	$97,892	$105,259
Deferred acquisition costs — tax basis	3,237	14,810	15,082
Depreciation	—	53	(112)
Dividends received deduction	(22,887)	(8,511)	(4,005)
IMR amortization	(13,821)	(11,515)	(6,768)
Investment income items	(9,159)	(4,233)	(7,787)
Low income housing credits	(5,138)	(5,215)	(6,035)
Limited partnerships book/tax difference	(2,477)	13,641	3,129
Prior year over accrual	(22,832)	2,409	(31,195)
Tax contingencies	930	4,845	7,441
Prior year receivable	(18,578)	(18,578)	(18,578)
Reinsurance transactions	(2,094)	(5,049)	1,830
Tax credits	(716)	(218)	(892)
Tax reserve adjustment	(3,549)	242	(664)
Other	(1,417)	(2,256)	415

Federal income tax expense	$4,302	$78,317	$57,120

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2003 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 2004 is scheduled to begin in 2006.

Effective October 1, 2005, the Company was the surviving company in a merger with Transamerica Life Insurance and Annuity Company (TALIAC). An examination of TALIAC’s federal income tax returns by the Internal Revenue Service is underway for the calendar years 2002, 2003 and 2004.

Income taxes incurred during 2005, 2004 and 2003 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $159,090, $124,669 and $128,053, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). Effective October 1, 2005, the Company was a surviving company in a merger with TALIAC. No federal income taxes have been provided for in the financial statements on income deferred in the PSA of the surviving company ($20,260 at December 31, 2005). Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. Prior to the merger with TALIAC, the Company made a distribution from the policyholder surplus account which reduced its balance to $0 ($20,387 at December 31, 2004). The balance of the Company’s PSA as of December 31, 2005 is $20,260, which is a carryover from TALIAC’s pre-merger PSA balance. If a balance remains after 2006, to the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable (after 2006), the tax thereon computed at the current rates would amount to approximately $7,091.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$4,137,425	7%	$5,145,819	9%
Subject to discretionary withdrawal at book value less surrender charge	5,194,249	9	8,960,598	16
Subject to discretionary withdrawal at market value	19,641,958	34	17,492,878	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	16,625,467	29	13,920,011	24
Not subject to discretionary withdrawal provision	12,093,715	21	12,421,475	21

Total gross	57,692,814	100%	57,940,781	100%

Less reinsurance ceded	2,590,225		1,867,055

Total net policy reserves on annuities and deposit-type liabilities	$55,102,589		$56,073,726

Included in the liability for deposit-type contracts at December 31, 2005 and 2004 are $3,450,000 and $4,237,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2005, the contractual maturities were: 2006 — $1,242,000; 2007 — $1,373,000; 2008 — $0; 2009 — $368,000; 2010 — $55,000, and thereafter — $412,000.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $4,218,445 and $5,007,410 at December 31, 2005 and 2004, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2003	$10,816	$4,750	$3,582,463	$3,598,029

Reserves for separate accounts with assets at:
Fair value	$—	$—	$16,849,560	$16,849,560
Amortized cost	412,985	308,856	—	721,841

Total at December 31, 2003	$412,985	$308,856	$16,849,560	$17,571,401

Reserves for separate accounts by withdrawal characteristics at December 31, 2003:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2003	$450,201	$255,701	$19,631,255	$20,337,157

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,593,915	$3,133,299	$3,600,917
Transfers from separate accounts	(2,235,232)	(2,116,915)	(1,185,184)

Net transfers to separate accounts	1,358,683	1,016,384	2,415,733
Miscellaneous reconciling adjustments	6,833	5,805	7,034

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,365,516	$1,022,189	$2,422,767

At December 31, 2005 and 2004, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

December 31, 2004
Minimum guaranteed death benefit	$12,708,701	$123,555	$30,342
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,497	7,133	15,364
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,933
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$20,986

At December 31, 2005 and 2004, the Company had insurance in force aggregating $1,023,533 and $1,175,628, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $29,615 and $34,797 to cover these deficiencies at December 31, 2005 and 2004, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without the prior approval of insurance regulatory authorities, is $289,422.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

During 2004, the Company received a capital contribution of $490,000. During 2003, the Company received a capital contribution of $200,000 in cash from the parent company of TALIAC, TOLIC, and $80,000 from the Company’s parent at that time, Transamerica Holding Company, LLC.

During 2004, the Company paid a dividend of $400,000 to TOLIC.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2005, 2004, and 2003 was $2,789, $1,417, and $1,658, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,515, $620, and $637 were allocated for the years ended December 31, 2005, 2004, and 2003, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

10. Retirement and Compensation Plans (continued)

service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2005, 2004, and 2003 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $273, $172, and $166 for the years ended December 31, 2005, 2004, and 2003, respectively.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $10,788, $23,460, and $22,970, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2005, 2004, and 2003, the Company paid $82,913, $95,876 and $142,703, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $14,352, $1,943, and $1,988, respectively, to affiliates.

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which are due on or before December 28, 2006 and December 30, 2006, respectively. These notes receivable are reported in aggregate as a receivable from parent, subsidiaries and affiliates on the balance sheet. At December 31, 2004, the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which was due December 23, 2005. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

12. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $245,922 and $236,425 at December 31, 2005 and 2004, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,513,354 as of December 31, 2005. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2005, 2004, and 2003, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $37,670, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2005 and 2004, the net amount of securities being acquired on a to be announced basis was $3,043 and $1,393,579, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2005, the Company has pledged invested assets with a carrying value and market value of $2,644 and $2,697, respectively, in conjunction with these transactions.

Assets in the amount of $1,090,893 and $1,530,302 as of December 31, 2005 and 2004, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

13. Commitments and Contingencies (continued)

lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, the value of securities loaned amounted to $1,237,883 and $1,229,581, respectively.

The Company has contingent commitments for $645,650 and $307,314 at December 31, 2005 and 2004, respectively, for joint ventures, partnerships, and limited liability companies.

At December 31, 2005 and 2004, the Company has mortgage loan commitments of $64,863 and $159,545, respectively.

At December 31, 2004, the Company has outstanding private placement commitments of $32,000. No such commitments existed at December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,520 and $16,615 and an offsetting premium tax benefit of $7,075 and $7,122 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $286, $365, and $56 for the years ended December 31, 2005, 2004, and 2003, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding companies state of domicile does not recognize the Company as an authorized reinsurer.

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$471,422	$467,973	$471,422
States, municipalities and political subdivisions	1,087,998	1,089,051	1,087,998
Foreign governments	515,026	564,627	515,026
Public utilities	2,393,792	2,511,419	2,393,792
All other corporate bonds	31,383,477	31,934,927	31,383,477
Redeemable preferred stocks	338,423	388,220	338,423

Total fixed maturities	36,190,138	36,956,217	36,190,138

Equity securities
Common stocks:
Public utilities	1,177	1,818	1,818
Banks, trust and insurance	73,381	74,766	74,766
Industrial, miscellaneous and all other	160,369	190,830	190,830

Total equity securities	234,927	267,414	267,414

Mortgage loans on real estate	5,770,723		5,770,723
Real estate	34,521		34,521
Policy loans	123,221		123,221
Other long-term investments	1,116,749		1,116,749
Cash and short-term investments	326,027		326,027

Total investments	$43,796,305		$43,828,793

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

Year ended December 31, 2003
Individual life	$3,345,082	$—	$14,877	$558,828	$188,648	$495,807	$267,671
Individual health	381,477	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	329,033	3,728	17,239	142,627	18,993	109,984	62,601	205,257
Annuity	28,215,458	—	—	8,824,453	2,065,506	7,724,565	4,689,586

	$32,271,050	$15,318	$47,604	$9,643,416	$2,293,923	$8,461,007	$5,059,954

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	—	126,590	0
Group life and health	214,013	85,727	—	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,495	88,844	—	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

Year ended December 31, 2003
Life insurance in force	$39,022,658	$9,693,056	$90,171	$29,419,773	0%

Premiums:
Individual life	$561,203	$6,483	$4,108	$558,828	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,257	85,907	23,277	142,627	16
Annuity	8,859,220	190,571	155,804	8,824,453	2

	$9,743,189	$283,890	$184,117	$9,643,416	2%

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

FOR INHERITANCE BUILDER PLUS

STATEMENT OF ADDITIONAL INFORMATION


May 1, 2006


INHERITANCE BUILDER PLUS

issued through

Separate Account VUL-A

by

Transamerica Life Insurance Company

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499

1-800-525-6205


This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Inheritance Builder Plus flexible premium variable life insurance policy offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2006, by calling 1-800-525-6205 (Monday – Friday from 8:00 a.m. – 4:30 p.m. Central time), or by writing to the administrative office at, Transamerica Life, 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.


This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the

AEGON/Transamerica Series Trust – Service Class.

Glossary	1
The Policy – General Provisions	3
Ownership Rights	3


Our Right to Contest the Policy	3
Suicide Exclusion	4


Misstatement of Age or Gender	4
Modifying the Policy	4


Mixed and Shared Funding	4


Addition, Deletion, or Substitution of Portfolios	5
Additional Information	5
Payment Options	5


Additional Information about Transamerica and the Variable Account	5


Legal Matters	6
Variations in Policy Provisions	6
Personalized Illustrations of Policy Benefits	6
Sale of the Policies	6


Reports to Owners	6


Records	7
Independent Registered Public Accounting Firm	7
Experts	7


Financial Statements	7
Underwriters	7
Underwriting Standards	7
IMSA	8


Performance Data	9
Other Performance Data in Advertising Sales Literature	9


Transamerica’s Published Ratings	9


Index to Financial Statements	10
Separate Account VUL-A- Inheritance Builder Plus	F-1


Transamerica Life Insurance Company	F-10


i

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan


A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Indebtedness

Policy loan value plus accrued interest on the Policy loan.


Initial premium

The amount you must pay before insurance coverage begins under the Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by the Policy.

Lapse


If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Loan Amount

The total amount of all outstanding Policy loans, including principal and interest due.


Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under the Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly charge to cover administrative expenses.

Net Premium

The amount we receive as premium, less the premium expense charge.

1

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-525-6205.

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date. Different rules apply to Policies purchased by Owners in California who are age 60 or older.

Subaccount

A subdivision of the Separate Account VUL-A. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender


To cancel the Policy by signed request from the Owner.


Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time on each Valuation Date) on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Separate Account VUL-A. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

we, us, our (Transamerica)

Transamerica Life Insurance Company.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

2

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the Owner named in the application. The Owner may exercise all of the rights and options described in the Policy. The Owner is the Insured unless the application specifies a different person as the Insured. If the Owner dies before the Insured and no contingent Owner is named, then ownership of the Policy will pass to the Owner’s estate. The Owner may exercise certain rights described below.

Changing the Owner

•	You may change the Owner by providing a written request to us at any time while the Insured is alive.
•	The change takes effect on the date that the Written Notice is received at our Office and accepted by us.
•	We are not liable for any actions we take before we receive the Written Notice at our Office.
•	Changing the Owner does not automatically change the beneficiary or the Insured.
•	Changing the Owner may have tax consequences.

Selecting and Changing the Beneficiary

•	You designate the beneficiary (the person to receive the death benefit when the insured dies) in the application.
•	If you designate more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
•	If the beneficiary dies before the Insured, then any contingent beneficiary becomes the beneficiary.
•	If both the beneficiary and contingent beneficiary die before the Insured, then we will pay the death benefit to the Owner or the Owner’s estate once the Insured dies.
•	You can change the beneficiary by providing us with a Written Notice while the Insured is living.
•	The change in beneficiary is effective after it has been recorded in our Office and as of the date you sign the Written Notice.
•	We are not liable for any actions we take before we receive the Written Notice at our Office.

Assigning the Policy


•	You may assign Policy rights while the Insured is alive by submitting a Written Notice.
•	The Owner retains any ownership rights that are not assigned.
•	Assignee may not change the Owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.
•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
•

If you assign your Policy as collateral for a loan, you should consider that loans secured by this Policy are treated as distributions and could be subject to income tax and a 10% penalty if you are under age 59½.

•	We are not:
> bound by any assignment unless we receive (at our Office) a Written Notice of the assignment;
> responsible for the validity of any assignment; or
> liable for any actions we take before we receive (at our Office) Written Notice of the assignment.
•	Assigning the Policy may have tax consequences.


Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the Insured’s lifetime for two years from the Policy Date, or if reinstated, for two years from the date of reinstatement.

3

Suicide Exclusion

If the Insured commits suicide, while sane or insane, within two years of the Policy Date, the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any loans (including any accrued interest), and less any partial surrenders.

Misstatement of Age or Gender

If the Insured’s age or gender was stated incorrectly in the application or any supplemental application, we will adjust the death benefit to the amount that would have been payable at the correct age and gender based on the most recent deduction for cost of insurance. If the Insured’s age has been overstated or understated, we will calculate future monthly deductions using the cost of insurance based on the Insured’s correct age and gender.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•

to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or

•	to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or
•	to reflect a change in the variable account’s operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with such laws.

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

In the absence of fraud or non-payment of a Monthly Deduction, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the Insured's lifetime for two years after:

(a)	the Policy Date;
(b)	the effective date of any increase in the Specified Amount (and then only for the increased amount); or
(c)	the effective date of any reinstatement.

Mixed and Shared Funding

In addition to the variable account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither Transamerica nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund’s Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

4

If a fund’s Board of Directors (Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, then variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities for the Variable Account from other portfolios. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the Variable Account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other Variable Accounts, or subaccounts.

Additional Information

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available upon request.

Additional Information about Transamerica and the Variable Account

Transamerica Life Insurance Company is a stock life insurance company that is a wholly-owned indirect subsidiary of AEGON USA, Inc. AEGON USA, Inc. is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation that is a publicly traded international insurance group. Transamerica’s home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica was incorporated in 1961 under Iowa law and is subject to regulation by the Iowa Commissioner of Insurance. Transamerica is engaged in the business of issuing life insurance policies and annuity contracts, and is licensed to do business in the District of Columbia, Guam and all states except New York. Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. Transamerica has filed the Policy described in this prospectus with insurance officials in those jurisdictions in which the Policy is sold. Transamerica intends to reinsure a portion of the risks assumed under the Policies.

Transamerica holds the assets of the variable account physically segregated and apart from the general account. Transamerica maintains records of all purchases and sale of portfolio shares by each of the subaccounts. A blanket bond in the amount of $10 million (subject to a $1 million deductible), covering directors, officers and all employees of AEGON USA, Inc. and its affiliates has been issued to Transamerica and its affiliates. A Stockbrokers Blanket Bond, issued to AEGON USA providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million (subject to a $50,000 deductible).

5

Legal Matters

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All legal matters relating to federal securities laws pertaining to the Policy have been passed upon by Sutherland Asbill & Brennan LLP of Washington, D.C., and Arthur D. Woods, Esq., Vice President, and Counsel of Transamerica.

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Variations in Policy Provisions

Certain provisions of the Policy may vary from the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific differences as any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that may be applicable in your state.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations without charge and upon request showing the death benefit, Cash Surrender Value and Cash Value. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations are not a representation or guarantee of investment returns or Cash Value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are our affiliates and like us, are indirect, wholly owned subsidiary of AEGON USA. AFSG and TCI are registered broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

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During fiscal years 2005, 2004, and 2003, the amounts paid to AFSG in connection with all Policies sold through the separate account were $26,230, $23,437, and $750, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. Or parent company provides capital contributions to AFSG and pays for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

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We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

Once each calendar quarter, we plan to mail to Owners at their last known address a report showing the following information as of the end of the report period:

>	the current Cash Value	>	any activity since the last report (e.g., premiums paid,
>	the current Cash Surrender Value		withdrawals, deductions, loans or loan repayments,
>	the current death benefit		and other transactions)
>	any other information required by law

6

We may amend these reporting procedures at any time, and/or provide less frequent reports.

Records

We will maintain all records relating to the Variable Account and the Fixed Account.

Independent Registered Public Accounting Firm

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The financial statements of the Variable account at December 31, 2005 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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Experts


Actuarial matters included in the prospectus have been examined by Lorne Schinbein, Vice President and Managing Actuarial of Transamerica, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the Registration Statement.

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Financial Statements

Transamerica’s statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. Transamerica’s statutory-basis financial statements and schedules should be distinguished from the variable account’s financial statements and schedules and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.

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The financial statements for Separate Account VUL-A, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.


Underwriters

Underwriting Standards

Your cost of insurance charge will vary by the Insured’s gender, issue age on the Policy Date, length of time from the Policy Date, and rate class. We currently place Insureds into the following rate classes:

•	Approved-Preferred Non-Tobacco
•	Approved Non-Tobacco
•	Approved-Rated Non-Tobacco
•	Approved-Rated II Non-Tobacco
•	Approved-Preferred Tobacco
•	Approved Tobacco
•	Approved-Rated Tobacco
•	Approved-Rated II Tobacco

Simplified Issue Guidelines.

If simplified issue underwriting is used, then in the second and subsequent Policy years, you will have different options depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

7

1.

Pay an amount up to the difference between the simplified issue limit and the amount paid in the first Policy year, but not more than the amount paid in the first Policy year, with no additional underwriting. This option is only available if no partial withdrawals have been taken.

2.

Pay an amount that exceeds the limit in option (1) up to your attained Age times 1,500, subject to simplified issue underwriting. “Attained Age” is defined as the insured’s age on the Policy Date, plus the number of completed Policy years since the Policy Date.

3.	Pay an amount that exceeds the limit in option (2) on a fully underwritten basis.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.

IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)

2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

Fully Underwritten Guidelines.

If full underwriting is used, then in the second and subsequent Policy years, you will have different options available to you depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.

Pay an amount up to the difference between the underwriting premium and the amount paid in the first Policy year. The underwriting premium is the total premium that you designate yourself to be underwritten for. This option is only available if no partial withdrawals have been taken and if the underwriting premium actually exceeds total premium paid in the first Policy year.

2.

Pay an amount that exceeds the limit in option (1) up to the attained Age times 1,500, subject to simplified issue underwriting. Note that this option may not exist if the limit in (1) exceeds the attained Age times 1,500.

3.	Pay an amount that exceeds the greater of the limit in options (1) and (2) on a fully underwritten basis.

With respect to both options 2 and 3, the premium will not be accepted if you do not qualify for the underwriting class under which the Policy was issued.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.

IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than the simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)

2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

8

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each Subaccount's performance to the performance of:
•	other variable life issuers in general;
•

variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

>

Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
>

indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Transamerica's Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the Separate Account, the Subaccounts, the funds or their portfolios, or to their performance.

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

Separate Account VUL-A – Inheritance Builder Plus


Report of Independent Registered Public Accounting Firm, dated February3, 2006

Statements of Assets and Liabilities at December 31, 2005

Statements of Operations for the year ended December 31, 2005

Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004


Notes to the Financial Statements

Transamerica Life Insurance Company:


Report of Independent Registered Public Accounting Firm, dated February 17, 2006

Statutory-Basis Balance Sheets at December 31, 2005 and 2004

Statutory-Basis Statements of Operations for the years ended December 31, 2005, 2004 and 2003

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2005, 2004 and 2003

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2005, 2004 and 2003


Notes to Financial Statements--Statutory-Basis

Statutory-Basis Financial Statement Schedules

9

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

Inheritance Builder Plus

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Life Insurance Company Separate Account VUL-A (comprised of Asset Allocation — Growth, Asset Allocation — Conservative, Asset Allocation — Moderate, Asset Allocation — Moderate Growth, and Transamerica Money Market subaccounts), which are available for investment by contract owners of the Inheritance Builder Plus, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Transamerica Life Insurance Company Separate Account VUL-A, which are available for investment by contract owners of the Inheritance Builder Plus at December 31, 2005, and the results of their operations for the year then ended and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

F-1

Transamerica Life Insurance Company

Separate Account VUL-A — Inheritance Builder Plus

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation — Growth Subaccount	Asset Allocation — Conservative Subaccount	Asset Allocation — Moderate Subaccount	Asset Allocation — Moderate Growth Subaccount	Transamerica Money Market Subaccount
Assets
Investment in securities:
Number of shares	28,077.783	60,687.417	145,533.653	92,556.081	145,478

Cost	$338,065	$710,753	$1,749,818	$1,126,185	$145,478

Investments in mutual funds, at net asset value	$358,834	$692,443	$1,775,511	$1,180,090	$145,478
Receivable for units sold	—	—	—	—	2

Total assets	358,834	692,443	1,775,511	1,180,090	145,480

Liabilities
Payable for units redeemed	18	27	56	37	—

	$358,816	$692,416	$1,775,455	$1,180,053	$145,480

Net Assets:
Deferred annuity contracts terminable by owners	$358,816	$692,416	$1,775,455	$1,180,053	$145,480

Total net assets	$358,816	$692,416	$1,775,455	$1,180,053	$145,480

Accumulation units outstanding	227,924	525,865	1,277,539	795,970	143,062

Accumulation unit value	$1.574280	$1.316718	$1.389746	$1.482534	$1.016901

See accompanying notes.

F-2

Transamerica Life Insurance Company

Separate Account VUL-A — Inheritance Builder Plus

Statements of Operations

Year Ended December 31, 2005

	Asset Allocation — Growth Subaccount	Asset Allocation — Conservative Subaccount	Asset Allocation — Moderate Subaccount	Asset Allocation — Moderate Growth Subaccount	Transamerica Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$1,166	$14,296	$27,696	$8,609	$2,904
Expenses:
Administrative, mortality and expense risk charges	2,110	4,812	10,409	6,056	751

Net investment income (loss)	(944)	9,484	17,287	2,553	2,153

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	14,486	39,695	64,539	27,026	—
Proceeds from sales	323,982	887,944	1,813,725	1,260,459	3,026
Cost of investments sold	309,367	854,798	1,775,065	1,219,974	3,026

Net realized capital gains (losses) on investments	29,101	72,841	103,199	67,511	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	13,904	31,246	38,611	44,372	—
End of period	20,769	(18,310)	25,693	53,905	—

Net change in unrealized appreciation/depreciation of investments	6,865	(49,556)	(12,918)	9,533	—

Net realized and unrealized capital gains (losses) on investments	35,966	23,285	90,281	77,044	—

Increase (decrease) in net assets from operations	$35,022	$32,769	$107,568	$79,597	$2,153

See accompanying notes.

F-3

Transamerica Life Insurance Company

Separate Account VUL-A — Inheritance Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Asset Allocation — Growth Subaccount		Asset Allocation — Conservative Subaccount		Asset Allocation — Moderate Subaccount
	2005	2004	2005	2004	2005	2004
Operations
Net investment income (loss)	$(944)	$(461)	$9,484	$(2,100)	$17,287	$(1,570)
Net realized capital gains (losses) on investments	29,101	3,371	72,841	5,185	103,199	6,182
Net change in unrealized appreciation/ depreciation of investments	6,865	9,943	(49,556)	25,243	(12,918)	38,611

Increase (decrease) in net assets from operations	35,022	12,853	32,769	28,328	107,568	43,223

Contract transactions
Net contract purchase payments	62,134	100,935	352,364	50,000	224,529	205,922
Transfer payments from (to) other subaccounts or general account	112,658	209	(43,476)	40,794	464,632	765,741
Contract terminations, withdrawals, and other deductions	—	—	—	—	—	—
Contract maintenance charges	(6,349)	(2,674)	(19,333)	(6,705)	(28,833)	(7,327)

Increase (decrease) in net assets from contract transactions	168,443	98,470	289,555	84,089	660,328	964,336

Net increase (decrease) in net assets	203,465	111,323	322,324	112,417	767,896	1,007,559

Net assets:
Beginning of the period	155,351	44,028	370,092	257,675	1,007,559	—

End of the period	$358,816	$155,351	$692,416	$370,092	$1,775,455	$1,007,559

See accompanying notes.

F-4

Transamerica Life Insurance Company

Separate Account VUL-A — Inheritance Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Asset Allocation — Moderate Growth Subaccount		Transamerica Money Market Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$2,553	$(784)	$2,153	$—
Net realized capital gains (losses) on investments	67,511	(978)	—	—
Net change in unrealized appreciation/ depreciation of investments	9,533	44,372	—	—

Increase (decrease) in net assets from operations	79,597	42,610	2,153	—

Contract transactions
Net contract purchase payments	158,848	119,611	148,485	—
Transfer payments from (to) other subaccounts or general account	320,725	480,034	20	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(16,951)	(4,421)	(5,178)	—

Increase (decrease) in net assets from contract transactions	462,622	595,224	143,327	—

Net increase (decrease) in net assets	542,219	637,834	145,480	—

Net assets:
Beginning of the period	637,834	—	—	—

End of the period	$1,180,053	$637,834	$145,480	$—

See accompanying notes.

F-5

Transamerica Life Insurance Company

Separate Account VUL-A — Inheritance Builder Plus

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VUL-A — Inheritance Builder Plus (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specified investment subaccounts is available to contract owners of the Separate Account VUL-A — Inheritance Builder Plus. The remaining subaccounts (not presented herein) are available for investment by contract owners of the Separate Account VUL-A — Legacy Builder Plus, also offered by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Inheritance Builder Plus only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc. — Service Class:
Asset Allocation — Growth Portfolio — Service Class
Asset Allocation — Conservative Portfolio — Service Class
Asset Allocation — Moderate Portfolio — Service Class
Asset Allocation — Moderate Growth Portfolio — Service Class
Transamerica Money Market — Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation — Growth	May 1, 2003

Asset Allocation — Conservative	May 1, 2003

Asset Allocation — Moderate	May 1, 2003

Asset Allocation — Moderate Growth	May 1, 2003

Transamerica Money Market	May 1, 2003

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2005.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

F-6

Transamerica Life Insurance Company

Separate Account VUL-A — Inheritance Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc. — Service Class:
Asset Allocation — Growth Portfolio — Service Class	$505,979	$323,982
Asset Allocation — Conservative Portfolio — Service Class	1,226,691	887,944
Asset Allocation — Moderate Portfolio — Service Class	2,555,923	1,813,725
Asset Allocation — Moderate Growth Portfolio — Service Class	1,752,684	1,260,459
Transamerica Money Market — Service Class	148,504	3,026

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Asset Allocation — Growth Subaccount	Asset Allocation — Conservative Subaccount	Asset Allocation — Moderate Subaccount	Asset Allocation — Moderate Growth Subaccount	Transamerica Money Market Subaccount
Units outstanding at January 1, 2004	35,125	221,571	—	—	—
Units purchased	75,307	41,745	165,353	95,966	—
Units redeemed and transferred	(806)	29,643	605,559	372,526	—

Units outstanding at December 31, 2004	109,626	292,959	770,912	468,492	—
Units purchased	42,895	274,971	168,855	105,025	145,621
Units redeemed and transferred	75,403	(42,065)	337,772	222,453	(2,559)

Units outstanding at December 31, 2005	227,924	525,865	1,277,539	795,970	143,062

F-7

Transamerica Life Insurance Company

Separate Account VUL-A — Inheritance Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

4. Financial Highlights

The Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation — Growth
	12/31/2005	227,924	$1.57	$358,816	0.43%	1.30%	11.09%
	12/31/2004	109,626	1.42	155,351	0.09	1.30	13.05
	12/31/2003(1)	35,125	1.25	44,028	0.00	1.30	25.35
Asset Allocation — Conservative
	12/31/2005	525,865	1.32	692,416	2.25	1.30	4.23
	12/31/2004	292,959	1.26	370,092	0.08	1.30	8.63
	12/31/2003(1)	221,571	1.16	257,675	0.00	1.30	16.29
Asset Allocation — Moderate
	12/31/2005	1,277,539	1.39	1,775,455	1.98	1.30	6.33
	12/31/2004	770,912	1.31	1,007,559	0.01	1.30	10.30
	12/31/2003(1)	—	1.18	—	0.00	1.30	18.50
Asset Allocation — Moderate Growth
	12/31/2005	795,970	1.48	1,180,053	1.04	1.30	8.89
	12/31/2004	468,492	1.36	637,834	0.19	1.30	12.32
	12/31/2003(1)	—	1.21	—	0.00	1.30	21.22
Transamerica Money Market
	12/31/2005	143,062	1.02	145,480	3.00	1.30	1.87
	12/31/2004	—	1.00	—	0.00	1.30	0.00
	12/31/2003(1)	—	1.00	—	0.40	1.30	(0.17)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

F-8

Transamerica Life Insurance Company

Separate Account VUL-A — Inheritance Builder Plus

Notes to Financial Statements — (Continued)

December 31, 2005

5. Administrative, Mortality, and Expense Risk Charges

Transamerica Life deducts a monthly charge from the cash value of the policy from each subaccount to cover administrative expenses. This administration charge is $2.50 per month for policies with a cash value less than $50,000. An additional monthly administration charge of 0.55% of the assets in the variable account is charged during the first ten policy years. Transamerica Life also assesses a monthly cost of insurance charge for underwriting the death benefit of the policy. The cost of insurance charge depends on a number of variables that would cause it to vary from policy to policy and from month to month.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. This charge is equal to an effective annual rate of 0.75% of the value of the contract owner’s individual account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable life insurance contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund

F-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38. Also as described in Note 2 to the financial statements, in 2005 the Company changed its accounting for investments in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishment of liabilities.

/s/Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

F-10

Transamerica Life Insurance Company

Balance Sheets — Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$326,027	$1,297,372
Bonds	35,851,715	38,482,146
Preferred stocks:
Affiliated entities	—	1,102
Unaffiliated	338,423	478,380
Common stocks:
Affiliated entities (cost: 2005 — $84,576; 2004 — $87,956)	74,849	85,731
Unaffiliated (cost: 2005 — $234,927; 2004 — $213,050)	267,414	240,451
Mortgage loans on real estate	5,770,723	5,747,773
Real estate:
Home office properties	6,464	6,692
Properties held for production of income	5,235	5,538
Properties held for sale	22,822	24,523
Policy loans	123,221	116,252
Receivable for securities	13,474	30,848
Other invested assets	1,116,749	900,713

Total cash and invested assets	43,917,116	47,417,521

Premiums deferred and uncollected	21,154	20,986
Accrued investment income	847,091	756,140
Reinsurance receivable	3,995	1,343
Federal and foreign income tax recoverable	112,500	2,705
Net deferred income tax asset	116,392	101,349
Receivable from parent, subsidiaries, and affiliates	54,261	92,399
Other admitted assets	192,366	101,595
Separate account assets	23,662,198	20,962,873

Total admitted assets	$68,927,073	$69,456,911

F-11

Transamerica Life Insurance Company

Balance Sheets — Statutory Basis — (Continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,008,767	$3,962,775
Annuity	26,901,713	28,876,607
Accident and health	714,373	627,835
Policy and contract claim reserves:
Life	37,337	28,616
Accident and health	40,207	36,691
Liabilities for deposit-type contracts	7,755,652	8,772,316
Other policyholders’ funds	2,562	2,873
Remittances and items not allocated	113,417	105,391
Asset valuation reserve	663,191	516,415
Interest maintenance reserve	214,962	191,109
Commissions and expense allowances payable on reinsurance assumed	101	—
Other liabilities	423,773	469,159
Reinsurance in unauthorized companies	17,264	253
Funds held under coinsurance and other reinsurance treaties	2,293,431	1,317,030
Transfers from separate accounts due or accrued	(443,974)	(470,668)
Federal and foreign income taxes payable	—	8,068
Payable for securities	104,111	1,450,823
Payable to affiliates	—	68,220
Separate account liabilities	23,662,141	20,922,787

Total liabilities	66,509,028	66,886,300

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares at December 31, 2005; 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004	3,170	2,578
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value — $58,000) at December 31, 2005 and 2004; Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value — $877,550) at December 31, 2005	1,302	425
Surplus notes	575,000	575,000
Paid-in surplus	1,437,996	1,787,236
Unassigned surplus	400,577	205,372

Total capital and surplus	2,418,045	2,570,611

Total liabilities and capital and surplus	$68,927,073	$69,456,911

See accompanying notes.

F-12

Transamerica Life Insurance Company

Statements of Operations — Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$734,878	$1,192,921	$631,846
Annuity	4,191,484	4,972,942	8,824,452
Accident and health	178,855	175,387	187,118
Net investment income	2,390,054	2,380,749	2,293,923
Amortization of interest maintenance reserve	39,488	32,901	6,432
Commissions and expense allowances on reinsurance ceded	105,759	46,349	30,362
Consideration for reinsurance recapture	—	286,705	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	276,684	250,567	201,048
Reserve adjustments on reinsurance ceded	(219,021)	(125,668)	1,580,949
Coinsurance reserve recapture	—	643,279	—
Other income	62,744	60,264	66,260

	7,760,925	9,916,396	13,822,390
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	220,981	208,840	201,056
Surrender benefits	5,415,085	4,804,754	4,005,414
Other benefits	1,380,601	1,253,141	1,048,107
Increase (decrease) in aggregate reserves for policies and contracts:
Life	45,992	408,100	388,212
Annuity	(1,974,994)	639,283	2,755,105
Accident and health	86,538	97,704	63,113

	5,174,203	7,411,822	8,461,007
Insurance expenses:
Commissions	425,434	447,710	588,881
General insurance expenses	242,493	226,776	238,612
Taxes, licenses and fees	27,899	39,458	26,734
Net transfers to separate accounts	1,365,516	1,022,189	2,422,767
Reinsurance transaction initial consideration Reinsurance reserve recapture	— 813	— 293,942	1,587,431 —
Other expenses	230,388	194,270	195,529

	2,292,543	2,224,345	5,059,954

Total benefits and expenses	7,466,746	9,636,167	13,520,961

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	294,179	280,229	301,429
Dividends to policyholders	455	538	690

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	293,724	279,691	300,739
Federal income tax expense	4,302	78,317	57,120

Gain from operations before net realized capital gains (losses) on investments	289,422	201,374	243,619
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	9,223	65,791	(137,951)

Net income	$298,645	$267,165	$105,668

See accompanying notes.

F-13

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus — Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2003
As originally presented:
Transamerica Life Insurance Company	$2,235	$425	$575,000	$1,054,622	$(76,216)	$1,556,066
Transamerica Life Insurance and Annuity Company	2,500	—	—	468,816	528,026	999,342
Merger adjustment — Retire TALIAC stock	(2,500)	—	—	2,500	—	—
Nonadmit value of reciprocal ownership	—	—	—	(109,845)	59,583	(50,262)

Balance at January 1, 2003, as restated	2,235	425	575,000	1,416,093	511,393	2,505,146
Net income	—	—	—	—	105,668	105,668
Change in net unrealized capital gains/losses	—	—	—	—	(4,988)	(4,988)
Nonadmit value of reciprocal ownership	—	—	—	(80,000)	77,159	(2,841)
Change in other nonadmitted assets	—	—	—	—	112,899	112,899
Nonadmit value of reciprocal ownership
Change in asset valuation reserve	—	—	—	—	(107,534)	(107,534)
Change in surplus in separate accounts	—	—	—	—	5,282	5,282
Change in liability for reinsurance in unauthorized companies	—	—	—	—	3,496	3,496
Change in net deferred income tax asset	—	—	—	—	(98,414)	(98,414)
Cumulative effect of change in accounting principle	—	—	—	—	(31,957)	(31,957)
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	5,227	5,227
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2003	2,235	425	575,000	1,361,793	536,103	2,475,556
Net income	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses	—	—	—	—	60,516	60,516
Nonadmit value of reciprocal ownership	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	(220,329)	(220,329)
Change in surplus in separate accounts	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(43,530)	(43,530)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611

F-14

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus — Statutory Basis — (Continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses	—	—	—	—	44,453	44,453
Change in other nonadmitted assets	—	—	—	—	(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	(146,776)	(146,776)
Change in surplus in separate accounts	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	29,720	29,720
Cumulative effect of change in accounting principle	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	(1,812)	343	—
Return of capital	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$575,000	$1,437,996	$400,577	$2,418,045

See accompanying notes.

F-15

Transamerica Life Insurance Company

Statements of Cash Flow — Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$5,105,476	$6,336,849	$9,585,311
Net investment income	2,466,077	2,276,092	2,342,489
Miscellaneous income	259,085	1,143,613	332,771
Benefit and loss related payments	(7,792,780)	(6,599,811)	(5,741,961)
Net transfers to separate accounts	(1,199,281)	(903,618)	(2,530,387)
Commissions, expenses paid and aggregate write-ins for deductions	(985,993)	(919,570)	(1,045,245)
Dividends paid to policyholders	(584)	(618)	(683)
Federal and foreign income taxes paid	(175,128)	(104,543)	(43,336)

Net cash (used in) provided by operating activities	(2,323,128)	1,228,394	2,898,959

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	23,151,411	26,928,308	36,744,578
Stocks	444,784	778,736	344,989
Mortgage loans	1,303,236	679,622	462,897
Real estate	15,683	22,678	9,555
Other invested assets	284,913	416,287	125,071
Receivable/payable for securities	17,374	1,145,717	146,973
Miscellaneous proceeds	11,490	143,374	250,963

Total investment proceeds	25,228,891	30,114,722	38,085,026

Cost of investments acquired:
Bonds	(20,643,565)	(28,238,630)	(38,741,920)
Stocks	(330,637)	(722,341)	(526,826)
Mortgage loans	(1,346,022)	(1,116,443)	(1,694,070)
Real estate	(303)	(34)	1,760
Other invested assets	(396,494)	(521,699)	(203,027)
Receivable/payable for securities	(1,346,713)	—	—
Miscellaneous applications	(5,322)	(44,478)	(334,906)

Total cost of investments acquired	(24,069,055)	(30,643,625)	(41,498,989)
Net increase in policy loans	(6,969)	(11,003)	(11,229)

Net cost of investments acquired	(24,076,025)	(30,654,628)	(41,510,218)

Net cash provided by (used in) investing activities	$1,152,866	$(539,906)	$(3,425,192)

F-16

Transamerica Life Insurance Company

Statements of Cash Flow — Statutory Basis — (Continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$490,000	$480,000
Borrowed funds received	8,450	—	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(360,558)	(499,262)	(406,713)
Funds held under reinsurance treaty with unauthorized	973,428	637,252	5,292
Other sources	(74,352)	(174,360)	459,332

Total cash provided	546,968	453,630	537,911

Other cash applied:
Dividends paid to stockholder	—	(400,000)	(45,700)
Capital distribution	(348,051)	—	(254,300)

Total other cash applied	(348,051)	(400,000)	(300,000)

Net cash provided by financing and miscellaneous activities	198,917	53,630	237,911

Net (decrease) increase in cash and short-term investments	(971,345)	742,118	(288,322)

Cash and short-term investments:
Beginning of year	1,297,372	555,254	843,576

End of year	$326,027	$1,297,372	$555,254

See accompanying notes.

F-17

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair market value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

F-18

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31
		2004	2003
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848	$8,821,301
TAC	—	152,450	171,400
TALIAC	2,857,854	4,013,098	4,829,689
Merger elimination	(51,949)	—	—

As restated	$6,177,090	$9,916,396	$13,822,390

Net income (loss):
Company	$72,538	$140,789	$214,137
TAC	—	(12,013)	(46,988)
TALIAC	158,430	138,389	(61,481)
Merger elimination	(51,949)	—	—

As restated	$179,019	$267,165	$105,668

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

	September 30 2005	December 31 2004
	Unaudited
Assets:
Company	$43,871,399	$44,084,752
TALIAC	25,439,677	25,543,641
Merger elimination	(170,260)	(171,482)

As restated	$69,140,816	$69,456,911

Liabilities:
Company	$42,406,844	$42,220,417
TALIAC	24,476,492	24,665,883
Merger elimination	(51,949)	—

As restated	$66,831,387	$66,886,300

Capital and surplus:
Company	$1,464,555	$1,864,335
TALIAC	963,185	877,758
Merger elimination	(118,311)	(171,482)

As restated	$2,309,429	$2,570,611

F-19

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative transactions used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

F-20

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

F-21

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

F-22

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value. Non-redeemable preferred stock are reported at fair value or lower of cost or fair value as determined by the SVO and related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies and mutual funds are carried at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated companies are carried at the GAAP basis equity in the underlying net assets.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

F-23

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balances.

Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004, the Company excluded investment income due and accrued of $856 and $2,086, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $66,072 and $23,127 for these agreements as of December 31, 2005 and 2004, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $68,279 and $24,600 as of December 31, 2005 and 2004, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.64%.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005, securities with a book value of $8,504 and a market value of $8,468 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 6%. There were no outstanding dollar reverse repurchase agreements as of December 31, 2004.

The Company has an outstanding liability for borrowed money in the amount of $8,492 as of December 31, 2005 due to participation in dollar reverse repurchase agreements.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent

F-24

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as income in the statement of operations.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

F-25

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2005 and 2004, derivatives in the amount of $108,923 and $247,510, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 13.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the

F-26

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. Prior to 2004, these contracts were classified as life contracts in accordance with SSAP No. 50. During 2004, modifications were made to SSAP No. 50 such that these products should be classified as deposit-type contracts. As a result, the Company has changed its reserve classifications of these contracts as of January 1, 2004, with the change having no impact to the statement of operations during 2004.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $3,593,932, $3,133,505, and $3,600,917

F-27

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

in 2005, 2004, and 2003, respectively. In addition, the Company received $274,179, $248,269, and $201,048, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Stock Option and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $359 and $613 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to unassigned surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $264 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

2. Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited

F-28

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

2. Accounting Changes (continued)

GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Capital Structure

The Company has 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that are owned by AEGON. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2005 and 2004, cumulative unpaid dividends relating to the preferred shares were $19,713 and $566, respectively.

The Company did not pay a common stock dividend to its parent company during 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005. On December 23, 2003, the Company paid $300,000 to its sole shareholder, Transamerica Holding Company, LLC, which was split between the common and preferred shares in the amount of $296,754 and $3,246, respectively.

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes

F-29

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

3. Capital Structure (continued)

shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2005 and 2004, are as follows:

December 31, 2005
Date Issued	Interest Rate	Original Amount of Notes	Balance Outstanding at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

December 31, 2004
Date Issued	Interest Rate	Original Amount of Notes	Balance Outstanding at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for fixed maturity securities (including unaffiliated preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for unaffiliated common stock are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

F-30

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

4. Fair Values of Financial Instruments (continued)

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed.

However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$326,027	$326,027	$1,297,372	$1,297,372
Bonds	35,851,715	36,567,997	38,482,147	40,054,963
Unaffiliated preferred stocks	338,423	388,220	478,380	524,506
Unaffiliated common stocks	267,414	267,414	240,451	240,451
Mortgage loans on real estate	5,770,723	5,957,887	5,747,773	6,094,522
Policy loans	123,221	123,221	116,252	116,252
Interest rate caps	25,728	25,728	5,686	5,692
Swaps	(134,522)	206,623	(253,196)	268,678
Receivable from parents, subsidiaries, and affiliates	54,261	54,261	92,399	92,399
Separate account assets	23,662,198	23,662,198	20,962,873	20,962,873

Liabilities
Investment contract liabilities	31,328,893	31,505,905	34,263,359	34,671,681
Separate account annuity liabilities	20,215,086	20,215,643	18,197,204	18,206,201

F-31

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	10,114,782	80,569	63,523	70,461	10,061,367

	35,851,715	1,155,654	270,292	169,080	36,567,997
Unaffiliated preferred stocks	338,423	52,580	1,780	1,003	388,220

	$36,190,138	$1,208,234	$272,072	$170,083	$36,956,217

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$868,930	$5,933	$4,793	$1,600	$868,470
State, municipal, and other government	855,561	96,160	7,382	4,067	940,272
Public utilities	2,646,822	185,222	3,473	4,676	2,823,895
Industrial and miscellaneous	23,134,716	1,263,496	75,089	58,729	24,363,390
Mortgage and other asset-backed securities	10,976,117	173,412	30,938	59,655	11,058,936

	38,482,146	1,823,219	121,675	128,727	40,054,963
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	478,380	46,783	657	—	524,506

	$38,961,629	$1,870,002	$122,332	$128,727	$40,580,571

The Company held bonds and preferred stock at December 31, 2005 and 2004 with a carrying value of $61,497 and $74,289, respectively, and amortized cost of $83,913 and $87,082, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

F-32

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

At December 31, 2005, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 623 securities with a carrying value of $4,015,779 and an unrealized loss of $170,083 with an average price of 95.8 (NAIC market value/amortized cost). Of this portfolio, 93% was investment grade with associated unrealized losses of $134,004.

At December 31, 2005, for securities in an unrealized loss position less than twelve months, the Company held 1,663 securities with a carrying value of $12,911,044 and an unrealized loss of $272,072 with an average price of 97.8 (NAIC market value/amortized cost). Of this portfolio, 93.7% was investment grade with associated unrealized losses of $232,159.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2005 and 2004 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,501,842	4,137,743	5,639,585

	3,852,341	12,578,284	16,403,625
Other preferred stocks	20,355	60,688	81,043

	$3,845,696	$12,638,972	$16,484,668

F-33

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$351,590	$102,154	$453,744
State, municipal and other government	37,238	56,603	93,841
Public utilities	268,419	145,819	414,238
Industrial and miscellaneous	3,832,278	1,203,626	5,035,904
Mortgage and other asset-backed securities	3,614,254	782,497	4,396,751

	8,103,779	2,290,699	10,394,478
Other preferred stocks	31,563	—	31,563

	$8,135,342	$2,290,699	$10,426,041

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,024,634	$1,027,408
Due after one year through five years	9,871,760	9,969,591
Due after five years through ten years	8,626,847	8,780,298
Due after ten years	6,213,692	6,729,333

	25,736,933	26,506,630
Mortgage and other asset-backed securities	10,114,782	10,061,367

	$35,851,715	$36,567,997

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Interest on bonds and preferred stocks	$2,077,785	$2,045,143	$2,062,944
Dividends on equity investments	3,688	32,448	35,360
Interest on mortgage loans	383,849	349,988	311,376
Rental income on real estate	4,871	6,625	7,828
Interest on policy loans	9,277	6,903	6,293
Derivatives	(29,658)	(21,395)	(22,920)
Other	77,484	67,759	(3,281)

Gross investment income	2,527,296	2,487,471	2,397,600
Less investment expenses	(137,242)	(106,722)	(103,677)

Net investment income	$2,390,054	$2,380,749	$2,293,923

F-34

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$23,512,439	$27,382,644	$37,245,119

Gross realized gains	$291,791	$377,571	$613,253
Gross realized losses	(203,370)	(170,327)	(394,929)

Net realized gains	$88,421	$207,244	$218,324

Gross realized losses for the years ended December 31, 2005, 2004 and 2003 include $42,184, $41,722 and $172,815, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2005, investments with an aggregate carrying value of $58,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2005	2004	2003
Bonds and preferred stocks	$88,421	$207,244	$218,324
Equity securities	(4,465)	9,300	4,260
Mortgage loans on real estate	(3,054)	(12,719)	(83)
Real estate	2,538	6,320	1,248
Short-term investments	(7)	2,113	—
Derivatives	(27,493)	(37,464)	(74,660)
Other invested assets	69,851	40,595	(16,511)

	125,791	215,389	132,578

Tax effect	(53,227)	(50,818)	(70,496)
Transfer to interest maintenance reserve	(63,341)	(98,780)	(200,033)

Net realized capital gains (losses) on investments	$9,223	$65,791	$(137,951)

F-35

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2005	2004	2003
Bonds	$(112,374)	$54,762	$148,028
Preferred stocks	1,816	8,029	(294)
Common stocks	5,085	14,629	12,952
Affiliated entities	2,619	57,132	(77,012)
Mortgage loans on real estate	—	—	(28,842)
Other invested assets	58,498	(33,808)	(3,337)
Derivative instruments	88,809	(40,228)	(56,483)

Change in net unrealized capital gains/losses	$44,453	$60,516	$(4,988)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2005	2004
Unrealized gains	$35,911	$30,587
Unrealized losses	(3,424)	(3,186)

Net unrealized gains	$32,487	$27,401

During 2005, the Company issued mortgage loans with interest rates ranging from 4.25% to 7.41% for commercial loans and 6.35% to 7.60% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $132 were non-income producing for the previous 180 days. Accrued interest of $119 related to these mortgage loans was excluded from investment income at December 31, 2005. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005 and 2004, the carry amounts of impaired loans with a related allowance for credit losses were $105 and $17,978, respectively, with associated allowances of $104 and $8,184, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2005 or 2004. The average recorded investment in impaired loans during 2005 and 2004 was $4,766 and $65,840, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for the years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively.

F-36

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004	2003
Balance at beginning of period	$8,184	$8,363	$1,863
Additions, net charged to operations	838	13,234	6,500
Reduction due to write-downs charged against the allowance	7,612	6,300	—
Recoveries in amounts previously charged off	1,306	7,113	—

Balance at end of period	$104	$8,184	$8,363

At December 31, 2005 and 2004, the Company had recorded investments in restructured securities of $15,354 and $24,208, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2005 and 2004, the Company had loans of $0 and $64, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2005 and 2004 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $143,121 and $113,662, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2005	2004		2005	2004
South Atlantic	23%	22%	Office	36%	37%
Pacific	21	20	Industrial	20	21
Mountain	17	17	Apartment	19	20
E. North Central	13	16	Retail	18	16
Middle Atlantic	12	11	Other	4	3
W. North Central	7	6	Agriculture	2	2
W. South Central	3	3	Medical	1	1
E. South Central	2	3
New England	2	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are

F-37

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 17 1/2 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be market to market through surplus. For the year ended December 31, 2005, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2005 and 2004, the Company has recorded $14,928 and $69, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $257,592 and $220,517, respectively, and credit default swaps with a fair value of $655 and $469, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high

F-38

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

5. Investments (continued)

credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $380,956 and $148,605, respectively.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2005	2004
Derivative securities:
Interest rate and currency swaps:
Receive fixed — pay floating	$6,049,495	$6,687,078
Receive floating — pay fixed	5,177,710	5,763,272
Receive floating (uncapped) — pay floating (capped)	2,252,501	2,891,170
Interest rate cap agreement	4,503,253	30,854
Interest rate floor agreements	—	160,500

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$6,263,720	$6,613,440	$9,743,189
Reinsurance assumed — non affiliates	118,163	4,135	28,199
Reinsurance assumed — affiliates	4,151	606,996	155,918
Reinsurance ceded — non affiliates	(143,292)	(154,630)	(225,402)
Reinsurance ceded — affiliates	(1,137,525)	(728,691)	(58,488)

Net premiums earned	$5,105,217	$6,341,250	$9,643,416

The Company received reinsurance recoveries in the amount of $207,157, $246,616, and $308,400 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from

F-39

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

6. Reinsurance (continued)

reinsurers that have been deducted from policy and contract claim reserves totaled $13,626 and $15,175, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $2,954,515 and $1,981,259, respectively.

At December 31, 2005 and 2004, amounts recoverable from unaffiliated unauthorized reinsurers of $1,497 and $2,089, respectively, and reserve credits for reinsurance ceded of $28,971 and $31,484, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $32,063 and $37,230 at December 31, 2005 and 2004, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2005, 2004, and 2003, $1,437 $1,480 and $1,525, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2005, 2004 and 2003, the Company has amortized $3,304, $3,304 and $3,304, respectively, into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $625,459 and $31,080 at December 31, 2005 and December 31, 2004, respectively.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $256, $266 and $275 into earnings during 2005, 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $3,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement

F-40

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

6. Reinsurance (continued)

of operations for 2003. During 2005, 2004 and 2003, the Company has amortized $985, $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $861,776 and $677,733 during 2005 and 2004, respectively, and has taken a reserve credit of $1,419,368 and $650,613 at December 31, 2005 and 2004, respectively. The Company has a liability for funds held under reinsurance of $1,364,943 and $620,934 at December 31, 2005 and December 31, 2004, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured the business it had ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations. This transaction reduced funds held under coinsurance and other reinsurance treaties by $286,754 during 2004.

On October 1, 2004, the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

F-41

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Guaranty funds	$6,156	$5,770
Non-admitted assets	2,813	2,331
807(f) assets	8,195	4,868
Deferred acquisition costs	212,840	210,148
Reserves	100,065	94,755
Unrealized capital losses	65,081	60,665
Derivatives	60,941	—
Deferred intercompany losses	1,918	25,031
Other	6,798	7,257

Total deferred income tax assets	$464,807	$410,825

Deferred income tax assets — nonadmitted	$169,345	$154,668

Deferred income tax liabilities:
Unrealized capital gains	$140,564	$123,493
807(f) liability	4,182	2,508
Accrued dividends	4,447	—
Deferred intercompany gains	11,524	37,177
Partnerships	17,745	(16,678)
Other	608	8,308

Total deferred income tax liabilities	$179,070	$154,808

The change in net deferred income tax assets and deferred income tax assets — nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$29,720	$(43,530)	$(98,414)

Change in deferred income tax assets — nonadmitted	$14,677	$(21,192)	$(55,677)

F-42

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax computed at federal statutory rate (35%)	$102,803	$97,892	$105,259
Deferred acquisition costs — tax basis	3,237	14,810	15,082
Depreciation	—	53	(112)
Dividends received deduction	(22,887)	(8,511)	(4,005)
IMR amortization	(13,821)	(11,515)	(6,768)
Investment income items	(9,159)	(4,233)	(7,787)
Low income housing credits	(5,138)	(5,215)	(6,035)
Limited partnerships book/tax difference	(2,477)	13,641	3,129
Prior year over accrual	(22,832)	2,409	(31,195)
Tax contingencies	930	4,845	7,441
Prior year receivable	(18,578)	(18,578)	(18,578)
Reinsurance transactions	(2,094)	(5,049)	1,830
Tax credits	(716)	(218)	(892)
Tax reserve adjustment	(3,549)	242	(664)
Other	(1,417)	(2,256)	415

Federal income tax expense	$4,302	$78,317	$57,120

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2003 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 2004 is scheduled to begin in 2006.

Effective October 1, 2005, the Company was the surviving company in a merger with Transamerica Life Insurance and Annuity Company (TALIAC). An examination of TALIAC’s federal income tax returns by the Internal Revenue Service is underway for the calendar years 2002, 2003 and 2004.

Income taxes incurred during 2005, 2004 and 2003 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $159,090, $124,669 and $128,053, respectively.

F-43

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). Effective October 1, 2005, the Company was a surviving company in a merger with TALIAC. No federal income taxes have been provided for in the financial statements on income deferred in the PSA of the surviving company ($20,260 at December 31, 2005). Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. Prior to the merger with TALIAC, the Company made a distribution from the policyholder surplus account which reduced its balance to $0 ($20,387 at December 31, 2004). The balance of the Company’s PSA as of December 31, 2005 is $20,260, which is a carryover from TALIAC’s pre-merger PSA balance. If a balance remains after 2006, to the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable (after 2006), the tax thereon computed at the current rates would amount to approximately $7,091.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$4,137,425	7%	$5,145,819	9%
Subject to discretionary withdrawal at book value less surrender charge	5,194,249	9	8,960,598	16
Subject to discretionary withdrawal at market value	19,641,958	34	17,492,878	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	16,625,467	29	13,920,011	24
Not subject to discretionary withdrawal provision	12,093,715	21	12,421,475	21

Total gross	57,692,814	100%	57,940,781	100%

Less reinsurance ceded	2,590,225		1,867,055

Total net policy reserves on annuities and deposit-type liabilities	$55,102,589		$56,073,726

F-44

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2005 and 2004 are $3,450,000 and $4,237,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2005, the contractual maturities were: 2006 — $1,242,000; 2007 — $1,373,000; 2008 — $0; 2009 — $368,000; 2010 — $55,000, and thereafter — $412,000.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $4,218,445 and $5,007,410 at December 31, 2005 and 2004, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

F-45

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2003	$10,816	$4,750	$3,582,463	$3,598,029

Reserves for separate accounts with assets at:
Fair value	$—	$—	$16,849,560	$16,849,560
Amortized cost	412,985	308,856	—	721,841

Total at December 31, 2003	$412,985	$308,856	$16,849,560	$17,571,401

Reserves for separate accounts by withdrawal characteristics at December 31, 2003:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2003	$450,201	$255,701	$19,631,255	$20,337,157

F-46

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,593,915	$3,133,299	$3,600,917
Transfers from separate accounts	(2,235,232)	(2,116,915)	(1,185,184)

Net transfers to separate accounts	1,358,683	1,016,384	2,415,733

Miscellaneous reconciling adjustments	6,833	5,805	7,034

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,365,516	$1,022,189	$2,422,767

At December 31, 2005 and 2004, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

December 31, 2004
Minimum guaranteed death benefit	$12,708,701	$123,555	$30,342
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

F-47

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,497	7,133	15,364
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,933
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$20,986

At December 31, 2005 and 2004, the Company had insurance in force aggregating $1,023,533 and $1,175,628, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $29,615 and $34,797 to cover these deficiencies at December 31, 2005 and 2004, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the

F-48

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

8. Policy and Contract Attributes (continued)

general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without the prior approval of insurance regulatory authorities, is $289,422.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

During 2004, the Company received a capital contribution of $490,000. During 2003, the Company received a capital contribution of $200,000 in cash from the parent company of TALIAC, TOLIC, and $80,000 from the Company’s parent at that time, Transamerica Holding Company, LLC.

During 2004, the Company paid a dividend of $400,000 to TOLIC.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2005, 2004, and 2003 was $2,789, $1,417, and $1,658, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,515, $620, and $637 were allocated for the years ended December 31, 2005, 2004, and 2003, respectively.

F-49

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

10. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2005, 2004, and 2003 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $273, $172, and $166 for the years ended December 31, 2005, 2004, and 2003, respectively.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $10,788, $23,460, and $22,970, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2005, 2004, and 2003, the Company paid $82,913, $95,876 and $142,703, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $14,352, $1,943, and $1,988, respectively, to affiliates.

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which are due on or before December 28, 2006 and December 30, 2006, respectively. These notes receivable are reported in aggregate as a receivable from parent, subsidiaries and affiliates on the balance sheet. At December 31, 2004, the Company reported $47,800 short-term notes receivable

F-50

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

12. Related Party Transactions (continued)

from Monumental Life Insurance Company, an affiliate, which was due December 23, 2005. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $245,922 and $236,425 at December 31, 2005 and 2004, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,513,354 as of December 31, 2005. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2005, 2004, and 2003, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $37,670, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2005 and 2004, the net amount of securities being acquired on a to be announced basis was $3,043 and $1,393,579, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2005, the Company has pledged invested assets with a carrying value and market value of $2,644 and $2,697, respectively, in conjunction with these transactions.

Assets in the amount of $1,090,893 and $1,530,302 as of December 31, 2005 and 2004, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for

F-51

Transamerica Life Insurance Company

Notes to Financial Statements — Statutory Basis — (Continued)

(Dollars in Thousands)

December 31, 2005

13. Commitments and Contingencies (continued)

domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, the value of securities loaned amounted to $1,237,883 and $1,229,581, respectively.

The Company has contingent commitments for $645,650 and $307,314 at December 31, 2005 and 2004, respectively, for joint ventures, partnerships, and limited liability companies.

At December 31, 2005 and 2004, the Company has mortgage loan commitments of $64,863 and $159,545, respectively.

At December 31, 2004, the Company has outstanding private placement commitments of $32,000. No such commitments existed at December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,520 and $16,615 and an offsetting premium tax benefit of $7,075 and $7,122 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $286, $365, and $56 for the years ended December 31, 2005, 2004, and 2003, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding companies state of domicile does not recognize the Company as an authorized reinsurer.

F-52

Statutory-Basis Financial

Statement Schedules

F-53

Transamerica Life Insurance Company

Summary of Investments — Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$471,422	$467,973	$471,422
States, municipalities and political subdivisions	1,087,998	1,089,051	1,087,998
Foreign governments	515,026	564,627	515,026
Public utilities	2,393,792	2,511,419	2,393,792
All other corporate bonds	31,383,477	31,934,927	31,383,477
Redeemable preferred stocks	338,423	388,220	338,423

Total fixed maturities	36,190,138	36,956,217	36,190,138

Equity securities
Common stocks:
Public utilities	1,177	1,818	1,818
Banks, trust and insurance	73,381	74,766	74,766
Industrial, miscellaneous and all other	160,369	190,830	190,830

Total equity securities	234,927	267,414	267,414

Mortgage loans on real estate	5,770,723		5,770,723
Real estate	34,521		34,521
Policy loans	123,221		123,221
Other long-term investments	1,116,749		1,116,749
Cash and short-term investments	326,027		326,027

Total investments	$43,796,305		$43,828,793

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

F-54

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

Year ended December 31, 2003
Individual life	$3,345,082	$—	$14,877	$558,828	$188,648	$495,807	$267,671
Individual health	381,477	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	329,033	3,728	17,239	142,627	18,993	109,984	62,601	205,257
Annuity	28,215,458	—	—	8,824,453	2,065,506	7,724,565	4,689,586

	$32,271,050	$15,318	$47,604	$9,643,416	$2,293,923	$8,461,007	$5,059,954

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

F-55

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	—	126,590	0
Group life and health	214,013	85,727	—	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,495	88,844	—	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

Year ended December 31, 2003
Life insurance in force	$39,022,658	$9,693,056	$90,171	$29,419,773	0%

Premiums:
Individual life	$561,203	$6,483	$4,108	$558,828	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,257	85,907	23,277	142,627	16
Annuity	8,859,220	190,571	155,804	8,824,453	2

	$9,743,189	$283,890	$184,117	$9,643,416	2%

F-56

PART C - OTHER INFORMATION

Item 26.	Exhibits

(a)	Resolution of the Board of Directors of Transamerica establishing the separate account (13)
(b)	Not Applicable
(c)	Distribution of Policies

(i)	Form of Broker-Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker-Dealer (3)
(ii)	Form of Principal Underwriting Agreement (2)
(d)	Specimen Flexible Premium Variable Life Insurance Policy (4)
(e)	Application for Flexible Premium Variable Life Insurance Policy (4)
(f)	(i)	Certificate of Incorporation of Transamerica (5)
(iii)	By-Laws of Transamerica (5)
(g)	Not applicable
(h)	Participation Agreements:
(i)	Among MFS Variable Insurance Trust and Transamerica and Massachusetts Financial Services Company (1)
(ii)	Among AIM Variable Insurance Funds, Inc., Transamerica and AFSG Securities Corporation (3)
(iii)	Among Transamerica and Dreyfus Variable Investment Fund (6)
(iv)	Amendment to Participation Agreement Among Transamerica and Dreyfus Variable Investment Fund (1)
(v)	Amendment to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica (1)
(vi)	Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica (3)
(vii)	Among WRL Series Fund, Inc. and Transamerica and AUSA Life Insurance Company, Inc. and amendments thereto (7)

(viii) Amendments dated November 27, 1998 to Participation Agreements for: MFS Variable Insurance Trust, Massachusetts Financial Services Company and Transamerica; Transamerica and Dreyfus Variable Investment Fund; Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica; AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica and AFSG Securities Corporation; and WRL Series Fund, Inc., Transamerica, and AUSA Life Insurance Company, Inc.(8)

(ix)

Amendments dated August 1, 1999 to Participation Agreements for: AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica and AFSG Securities Corporation; MFS Variable Insurance Trust, Massachusetts Financial Services Company and Transamerica; and WRL Series Fund, Inc., Transamerica and AUSA Life Insurance Company, Inc. (2)

(x) Among Variable Insurance Products Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation and Transamerica, and Addendums thereto (9)

(xi)	Among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and Transamerica (10)
(xii)	Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and Transamerica (11)
(xiii)

Amendments dated April 2000 to Participation Agreements for: Variable Insurance Products Funds, Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica; and Variable Insurance Products Fund III, Fidelity Distributors, Inc. and Transamerica (11)

(xiv)	Amendment No. 13 dated April 17, 2000 to the Participation Agreement among WRL Series Fund, Inc., Transamerica, AUSA Life Insurance Company, Inc. and Peoples Benefit Life Insurance Company (11)
(xv)	Amendment No. 30 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other Affiliated AEGON Companies dated June 10, 2004 (15)

(xvi)	Amendment No. 31 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other Affiliated AEGON Companies dated October 22, 2004 (15)

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(xvii)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company dated October 10, 2005.


(i) Not Applicable
(j) Not Applicable

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(k)	Opinion and Consent of Arthur D. Woods, Esq. as to Legality of Securities Being Registered (16)
(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered


(m)	Not Applicable
(n)	Other Opinions:
(i) Written Consent of Sutherland Asbill & Brennan LLP
(ii) Written Consent of Ernst & Young LLP
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing issuance, transfer and redemption procedures (2)
(r)	Powers of Attorney
(i) Craig D. Vermie (12)
Brenda K. Clancy (12)
Larry N. Norman (12)
(ii) Christopher H. Garrett (13)
Arthur C. Schneider (13)
Robert J. Kontz (13)

_____________________________________

(1)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated November 30, 1998 (File No. 333-68087) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated December 29, 1999 (File No. 333-86231) and is incorporated herein by reference.
(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 Registration Statement dated April 30, 1998 (File No. 333-07509) and is incorporated herein by reference.
(4)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated August 31, 1999 (File No. 333-86231) and is incorporated herein by reference.
(5)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form N-3 dated February 27, 1998 (File No. 333-36297) and is incorporated herein by reference.
(6)	This exhibit was previously filed on the Initial Registration Statement to Form N-4 Registration Statement dated April 30, 1997 (File No. 333-26209) and is incorporated herein by reference.
(7)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1998 (File No. 333-26209) and is incorporated herein by reference.
(8)	This exhibit was previously filed on the Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated June 8, 1999 (File No. 333-68087) and is incorporated herein by reference.
(9)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated December 6, 1996 (File No. 333-07509) and is incorporated herein by reference.
(10)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1997 (File No. 333-07509) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 28, 2000 (File No. 333-86231) and is incorporated herein by reference.
(12)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated February 14, 2003 (File No. 333-86231) and is incorporated herein by reference.
(13)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated April 22, 2003 (File No. 333-86231) and is incorporated herein by reference.

(14)	This exhibit was previously filed on Post-Effective Amendment No. 7 to Form N-6 Registration Statement dated April 21, 2004 (File No. 333-86231) and is incorporated herein by reference.
(15)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated April 14, 2005 (File No. 333-61654) and is incorporated herein by reference.

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(16)	This exhibit was previously filed on Post-Effective Amendment No. 9 to Form N-6 Registration Statement dated October 28, 2005 (File No. 333-86231) and is incorporated herein by reference.

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Item 27.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Craig D. Vermie	(1)	Director, Secretary and Vice President
Larry N. Norman	(1)	Director and Principal Executive Officer
Christopher H. Garrett	(1)	Director
Robert J. Kontz	(1)	Vice President and Corporate Controller
Brenda Clancy	(1)	Director, Vice President, Treasurer and Chief Financial Officer
Arthur C. Schneider	(1)	Director

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	22.23% of Vereniging AEGON Netherlands Membership Association	Holding Company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company
The AEGON Trust Voting Trust Trustees: Donald J. Shepard Joseph B.M. Streppel Alexander R. Wynaendts Craig D. Vermie	Delaware		Voting Trust
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company


Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Canadian Premier Holdings Ltd	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd	Holding company
Consumer Membership Services Canada, Inc.	Canada	100% Canadian Premier Holdings, Ltd.	Insurance Company
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance
Cornerstone International Holdings Ltd	United Kingdom	100% AEGON DMS Holding B.V.	Holding company
Stonebridge International Marketing Ltd	United Kingdom	100% Cornerstone International Holding Ltd.	Marketing company
Stonebridge International Insurance Ltd	United Kingdom	100% Cornerstone International Holdings, Ltd.	Insurance company
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Insurance Agent
COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Reinsurance
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Insurance holding company
AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
Transamerica Corporation and subsidiaries (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance
AEGON USA, Inc.	Iowa	AEGON U.S. Holding Corporation; AEGON U.S. Corporation	Holding company
RCC North America, LLC	Delaware	100% AEGON USA, Inc.	Real estate
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Holding Company


Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
First AUSA Life Insurance Company	Maryland	100% Transamerica Holding Company LLC	Insurance holding company
Transamerica Financial Life Insurance Company	New York	First AUSA Life Insurance Company and Transamerica Occidental Life Insurance Company	Insurance
Life Investors Insurance Company of America	Iowa	50% First AUSA Life Ins. Company and 50% AUSA Life Insurance Company	Insurance
Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87 Peoples Benefit Life Insurance Company	Apple production, packing, storage and sales
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Transamerica Life Insurance Company	Iowa	Transamerica Holding Company LLC and Transamerica Life Insurance and Annuity Company	Insurance
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance
Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance

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Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Company	Insurance
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance Agency
WRL Insurance Agency of Wyoming	Wyoming	100% WRL Insurance Agency, Inc.	Insurance Agency
AEGON/Transamerica Fund Advisors, Inc.	Florida	77% WRL, 23% AUSA Holding Company	Investment Adviser
AEGON/Transamerica Series Trust	Maryland	Various	Mutual Fund
AEGON/Transamerica Fund Services, Inc.	Florida	56% AUSA Holding Company and 44% WRL	Shareholder services
Transamerica IDEX Mutual Funds	Massachusetts	100% WRL	Mutual Fund
Transamerica Income Shares, Inc.	Maryland	100% WRL	Mutual Fund
World Financial Group Insurance Agency, Inc.	California	100% WRL	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance



Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WRL Insurance Agency, Inc.	California	100% WRL	Insurance Agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL	Insurance Agency
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Company	Insurance
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Company	General agency
Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Company	Insurance
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Company	Insurance agency
Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of Puerto Rico	Insurance
AUSA Holding Company	Maryland	100% Transamerica Holding Company, L.L.C.	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment Adviser
AEGON USA Securities, Inc.	Iowa	100% Transamerica Holding Company, L.L.C.	Broker-Dealer



Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Company.	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency
Great Companies L.L.C.	Iowa	47.50% Money Services, Inc., 26.25% by Jim Huguet and 26.25% by John Kenney	Markets & sells mutual funds & individually managed accounts
AEGON USA Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and Conference Services


Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
Long, Miller & Associates, L.L.C.	California	33-1/3% AUSA Holding Co.	Insurance agency
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Principal Underwriter
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency
AEGON USA Investment Management, LLC.	Iowa	100% Transamerica Holding Corporation LLC	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co.	Provides real estate administrative and real estate investment services
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management
Commonwealth General Corporation and subsidiaries	Delaware	100% AEGON U.S. Corporation	Holding company
Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company LLC	Insurance company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Item 29.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Transamerica pursuant to the foregoing provisions or otherwise, Transamerica has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Transamerica of expenses incurred or paid by a director, officer or controlling person of Transamerica in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Transamerica will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.          Principal Underwriter

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(a)

AFSG Securities Corporation (“AFSG”) is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Separate Account VUL-A, Separate Account VA K, Separate Account VA P, Separate Account Q, Transamerica Corporate Separate Account Sixteen, Separate Account VA R, Separate Account VA S, Separate Accuont VA X, Separate Account VA W, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, and Separate Account VL A of Transamerica Life Insurance Company; the Separate Account VA QNY, TFLIC Separate Account C, TFLIC Series Life Account, TFLIC Series Annuity Account, TFLIC Separate Account VNY, Separate Account VA BNY, Separate Account VA WNY and Separate Account VA-2LNY of Transamerica Financial Life Insurance Company; the Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B, Separate Account VA U, Separate Account VA V and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, and Separate Account VA 5, of Transamerica Occidental Life Insurance Company; AEGON/Transamerica Series Trust; Transamerica IDEX Mutual Funds; and Transamerica Investors, Inc.


(b)	Directors and Officers of AFSG

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Paula G. Nelson	(5)	Director
Philip S. Eckman	(5)	Director
Lisa A. Wachendorf	(1)	Vice President and Chief Compliance Officer
Linda Gilmer	(1)	Controller and Treasurer, Financial and Operations Principal
John K. Carter	(2)	Vice President
Thomas R. Moriarty	(2)	Vice President
Kyle Keelan	(2)	Vice President
Mike Massrock	(2)	Vice President
Frank A. Camp	(1)	Secretary
Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Teresa L. Stolba	(1)	Assistant Compliance Officer

Name	Principal Business Address	Position and Offices with Underwriter
Clifton W. Flenniken	(4)	Assistant Treasurer
Carol Sterlacci	(2)	Assistant Controller and Treasurer

_____________

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	400 West Market Street, Louisville, Kentucky 40202
(4)	1111 North Charles Street, Baltimore, Maryland 21201
(5)	600 S. Hwy 169, Suite 1800, Minneapolis, Minnesota 55426

(c)	Compensation to Principal Underwriter

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Commissions

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AFSG Securities Corporation	0	0	$26,230 (1)	0
	0	0	$23,437 (2)	0
	0	0	$2,250 (3)	0
(1)	fiscal year 2005
(2)	fiscal year 2004
(3)	fiscal year 2003

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Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at 4333 Edgewood Road, NE., Cedar Rapids, Iowa 52499, 4001 44th Avenue, SW, Cedar Rapids, Iowa 52404 and 400 West Market Street, Louisville, Kentucky 40202.

Item 32.	Management Services

Not Applicable

Item 33.	Undertakings

Transamerica hereby represents that the fees and charges deducted under the Legacy Builder Plus and Inheritance Builder Plus Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 14th day of April, 2006.

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SEPARATE ACCOUNT VUL-A

(Registrant)

By: /s/ Larry N. Norman */

Larry N. Norman, Director and Principal Executive Officer of Transamerica Life Insurance Company

TRANSAMERICA LIFE INSURANCE

COMPANY

(Depositor)

By: /s/ Larry N. Norman */

Larry N. Norman, Director and Principal Executive Officer

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Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

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Signature	Title	Date

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/s/ Larry N. Norman	Director and Principal Executive	April 14, 2006

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Larry N. Norman */	Officer

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/s/ Christopher H. Garrett	Director	April 14, 2006

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Christopher H. Garrett */

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/s/ Craig D. Vermie	Director	April 14, 2006

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Craig D. Vermie */

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/s/ Brenda K. Clancy	Director, Vice President,	April 14, 2006

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Brenda K. Clancy */	Treasurer and Chief Financial

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Officer

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/s/ Arthur C. Schneider	Director	April 14, 2006

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Arthur C. Schneider */

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/s/ Robert J. Kontz	Vice President and	April 14, 2006

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Robert J. Kontz */	Corporate Controller

*/ /s/ Priscilla I. Hechler

Signed by Priscilla I. Hechler
As Attorney in Fact

Exhibit Index

Exhibit	Description
No.	of Exhibit

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26(h)(xvii)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors and Transamerica Life Insurance Company dated October 10, 2005.

26(l)	Opinion and Consent of Lorne Schinbein as to the Actuarial Matters Pertaining to the Securities Being Registered

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26(n)(i)	Consent of Sutherland Asbill & Brennan LLP

26(n)(ii)	Consent of Ernst & Young LLP